As filed with the U.S. Securities and Exchange Commission on March 26, 2026

File No. 333-271700

File No. 811-23872

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 146	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 148	☒

Themes ETF Trust

(Exact Name of Registrant as Specified in Charter)

34 East Putnam Avenue, Suite 112

Greenwich, CT 06830

(Address of Principal Executive Offices, Zip Code)

646-206-1788

(Registrant’s Telephone Number, including Area Code)

Jose C. Gonzalez

34 East Putnam Avenue, Suite 112

Greenwich, CT 06830

(Name and Address of Agent for Service)

Copy to:

Karen Aspinall, Esq.

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this Registration Statement

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☐	on _____________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on _____________ pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	on _____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Subject to Completion—Dated March 26, 2026

The information in this Prospectus is not complete and may be changed. The Trust may not sell these securities until the registration statement filed with the U.S. Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

THEMES ETF TRUST

PROSPECTUS

[       ], 2026

[ ]	Leverage Shares 2X Long ASTS Daily ETF	[ ]	Leverage Shares 2X Long APH Daily ETF
[ ]	Leverage Shares 2X Long SMWR Daily ETF	[ ]	Leverage Shares 2X Long TEL Daily ETF
[ ]	Leverage Shares 2X Long GOOGL Daily ETF	[ ]	Leverage Shares 2X Long FN Daily ETF
[ ]	Leverage Shares 2X Long AXTI Daily ETF	[ ]	Leverage Shares 2X Long JBL Daily ETF
[ ]	Leverage Shares 2X Long TSEM Daily ETF	[ ]	Leverage Shares 2X Long KEYS Daily ETF
[ ]	Leverage Shares 2X Long GFS Daily ETF	[ ]	Leverage Shares 2X Long ASX Daily ETF
[ ]	Leverage Shares 2X Long MTSI Daily ETF	[ ]	Leverage Shares 2X Long HPE Daily ETF
[ ]	Leverage Shares 2X Long SMTC Daily ETF	[ ]	Leverage Shares 2X Long ADI Daily ETF
[ ]	Leverage Shares 2X Long VIAV Daily ETF	[ ]	Leverage Shares 2X Long MCHP Daily ETF
[ ]	Leverage Shares 2X Long ONTO Daily ETF	[ ]	Leverage Shares 2X Long AEHR Daily ETF

each of the above is listed on [  ]

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus relates to the Funds listed above (each, a “Fund” and collectively, the “Funds”). The Funds seek daily leveraged investment results and are intended to be used as short-term trading vehicles.

The Funds are not intended to be used by, and are not appropriate for, investors who do not intend to actively monitor and manage their portfolios. The Funds are very different from most mutual funds and exchange-traded funds. Investors should note that:

(1) The Funds pursue daily leveraged investment objectives, which means that the Funds are riskier than alternatives that do not use leverage because the Funds magnify the performance of their underlying security.

(2) Seeking to replicate daily performances of an underlying security means that the return of a Fund for a period longer than a full trading day will be the product of a series of daily returns for each trading day during the relevant period. As a consequence, especially in periods of market volatility, the volatility of the underlying security may affect a Fund’s return as much as, or more than, the return of the underlying security. Further, the return for investors that invest for periods less than a full trading day is likely to be different from an underlying leveraged security’s performance for the full trading day. During periods of high volatility, the Funds may not perform as expected and the Funds may have losses when an investor may have expected gains if the Funds are held for a period that is different than one trading day.

The Funds are not suitable for all investors. The Funds are designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors in the Funds should:

(a) understand the risks associated with the use of leveraged strategies;

(b) understand the consequences of seeking daily leveraged investment results; and

(c) intend to actively monitor and manage their investments.

Investors who do not understand the Funds, or do not intend to actively manage their funds and monitor their investments, should not buy the Funds.

There is no assurance that any Fund will achieve its daily leveraged investment objective and an investment in a Fund could lose money. No single Fund is a complete investment program.

The Funds’ investment adviser will not attempt to position each Fund’s portfolio to ensure that a Fund does not gain or lose more than a maximum percentage of its net asset value on a given trading day. As a consequence, if a Fund’s underlying security moves more than 25%, as applicable, on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

Table of Contents

SUMMARY SECTIONS	1
Leverage Shares 2X Long ASTS Daily ETF	1
Leverage Shares 2X Long SMWR Daily ETF	13
Leverage Shares 2X Long GOOGL Daily ETF	25
Leverage Shares 2X Long AXTI Daily ETF	37
Leverage Shares 2X Long TSEM Daily ETF	49
Leverage Shares 2X Long GFS Daily ETF	61
Leverage Shares 2X Long MTSI Daily ETF	73
Leverage Shares 2X Long SMTC Daily ETF	85
Leverage Shares 2X Long VIAV Daily ETF	97
Leverage Shares 2X Long ONTO Daily ETF	109
Leverage Shares 2X Long APH Daily ETF	121
Leverage Shares 2X Long TEL Daily ETF	133
Leverage Shares 2X Long FN Daily ETF	145
Leverage Shares 2X Long JBL Daily ETF	157
Leverage Shares 2X Long KEYS Daily ETF	169
Leverage Shares 2X Long ASX Daily ETF	181
Leverage Shares 2X Long HPE Daily ETF	194
Leverage Shares 2X Long ADI Daily ETF	206
Leverage Shares 2X Long MCHP Daily ETF	218
Leverage Shares 2X Long AEHR Daily ETF	230
ADDITIONAL INFORMATION ABOUT THE FUNDS	242
ADDITIONAL NON-PRINCIPAL INVESTMENT STRATEGY INFORMATION	245
ADDITIONAL NON-PRINCIPAL RISK INFORMATION	245
PORTFOLIO HOLDINGS INFORMATION	267
MANAGEMENT	267
ADDITIONAL INFORMATION ON BUYING AND SELLING FUND SHARES	269
ADDITIONAL TAX INFORMATION	271
DISTRIBUTION	273
PREMIUM/DISCOUNT INFORMATION	273
FINANCIAL HIGHLIGHTS	273

i

SUMMARY SECTIONS

Leverage Shares 2X Long ASTS Daily ETF

IMPORTANT INFORMATION REGARDING THE FUND

The Leverage Shares 2X Long ASTS Daily ETF (the “Fund”) seeks daily leveraged investment results and is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the Fund’s objective is to magnify (200%) the daily performance of the publicly traded common stock of AST SpaceMobile, Inc. (Nasdaq: ASTS) (“ASTS” or “Underlying Security”). The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from 200% of the return of the Underlying Security for that period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher Underlying Security volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the performance of the Underlying Security is flat, and it is possible that the Fund will lose money even if the performance of the Underlying Security increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day if the price of the Underlying Security falls by more than 50% in one trading day.

Investment Objective

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the common stock of ASTS. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses[3]	0.75%

[1]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (as defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[2]	Estimated for the current fiscal year.
[3]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$77	$242

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the Fund

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-day to 1-year.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the telecommunication services industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

AST SpaceMobile, Inc. is a satellite communications company that is building a space-based cellular broadband network designed to provide connectivity directly to standard mobile devices. The company is developing and deploying a constellation of low Earth orbit satellites and related ground infrastructure to support voice, data and video services for use in remote and underserved areas. The common stock of AST SpaceMobile, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-39040 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Principal Risks of Investing in the Fund

An investment in the Fund entails risk. The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund. Additionally, the Fund presents risks that are not traditionally associated with other mutual funds and ETFs. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield or total return. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of the performance of the Underlying Security’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to the Underlying Security. The chart below provides examples of how volatility and its return could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of volatility and performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the Underlying Security; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of the Underlying Security.

During periods of higher Underlying Security volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security’s return is flat. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 109.97%. The Underlying Security’s highest annualized historical volatility rate for any one calendar year during the five-year period was 153.52%. The Underlying Security’s annualized performance for the five-year period ended December 31, 2025 was 39.84%. Historical volatility and performance are not indications of what the Underlying Security’s volatility and performance will be in the future. Volatility for a shorter period of time may have been substantially higher.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if the Underlying Security subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if the Underlying Security does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Underlying Security and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close.

AST SpaceMobile, Inc., Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with the telecommunication services industry, AST SpaceMobile, Inc. faces risks that include, but are not limited to: it has a limited operating history for its planned commercial services and has historically incurred significant losses; it requires substantial additional capital to complete the development and deployment of its satellite constellation and there can be no assurance that such financing will be available on acceptable terms, or at all; it has raised, and may continue to raise, capital through debt and equity financings, including convertible notes, which may result in dilution to existing stockholders and increase its leverage; its business depends on the successful design, manufacture, launch and operation of satellites and related technologies, which involve significant technical and operational risks; delays or failures in satellite launches, including those conducted by third parties, could materially adversely affect its business and timeline; it is dependent on third-party partners, including mobile network operators and launch providers, and the loss or delay of such relationships could adversely affect its operations; it operates in a highly regulated environment and must obtain and maintain regulatory approvals and spectrum access in multiple jurisdictions; it faces competition from other satellite and terrestrial communications providers with greater resources and more established operations; and its operations and supply chain may be affected by geopolitical developments and international regulatory requirements. Any of these risks could have a significant negative impact on the company’s business.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

Swap Agreements. The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Counterparty/Collateral Risk. If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Fund losing money or not being able to meet its daily leveraged investment objective.

In addition, because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or rebalance properly, which may result in significant losses to the Fund, or the Fund may decide to change its leveraged investment objective. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be increased when there is significant market volatility.

Collateral pledged by a counterparty may be insufficient to fully mitigate credit exposure in the event of a default. This risk may arise from declines in collateral value, limited marketability, legal or perfection issues, or challenges in enforcing security interests.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Intraday Investment Risk. The intraday performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the first trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Therefore, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s stated investment objective.

If there is a significant intraday market event and/or the Underlying Security experiences a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close prior to the close of trading on the Exchange (defined below) and experience significant losses.

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. The Fund’s exposure to the Underlying Security is impacted by the Underlying Security’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Underlying Security at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with the Underlying Security. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of the Underlying Security. Any of these factors could decrease the correlation between the performance of the Fund and the Underlying Security and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

Concentration Risk. The Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold more than 25% of its total assets in investments that provide long exposure to the industry to which the Underlying Security is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio that is broadly diversified over several industries or sectors. As of the date of this prospectus, the Underlying Security is assigned to the telecommunication services industry.

Telecommunication Services Industry Risk. The risks of investments in the industry include: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective. Global trade policies, including tariffs, could also materially adversely affect the performance of the Fund’s holdings.

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Repurchase Agreements Risk. The Fund may enter into repurchase agreements. In a repurchase agreement, a party sells a security, commonly a U.S. government security, and agrees to buy the security back at a specific price at a specified later time. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intraday (premium) or less than the NAV intraday (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as [The Nasdaq Stock Market LLC] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Early Close/Trading Halt Risk. The risk that an exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may result in a fund being unable to buy or sell certain securities or financial instruments. In these circumstances, a fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Cash Transaction Risk. The Fund will generally effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and will incur brokerage and financing costs related to buying and selling securities or obtaining derivative exposure to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an AP, the Fund will bear such costs, which will decrease the Fund’s net asset value.

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter and meet annual distribution requirements.

The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, including gaining exposure to the Underlying Security through the use of swaps, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders and were ineligible to or were not able to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Non-Diversification Risk. The Fund is considered to be non-diversified. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the Underlying Security’s value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the Underlying Security. Under such circumstances, the market for the Underlying Security may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of the Underlying Security and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for the Underlying Security and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of the Underlying Security and correlated derivative instruments.

Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active secondary market trading of the Shares could cause more frequent creation and redemption activities, which would increase the number of portfolio transactions. High levels of portfolio transactions may cause higher transaction costs because of increased broker commissions resulting from such transactions and increased taxable capital gains. The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise most of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Fund Performance

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Management

Investment Adviser

Themes Management Company, LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers

Calvin Tsang, CFA, Head of Product Management and Development of the Adviser, Dingxun (Kevin) Shao, Vice President, Product Management and Development of the Adviser and Paul Bartkowiak, Associate Vice President, Portfolio Management of the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund and each has served as portfolio manager since the Fund’s inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.ThemesETFs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Leverage Shares 2X Long SWMR Daily ETF

IMPORTANT INFORMATION REGARDING THE FUND

The Leverage Shares 2X Long SWMR Daily ETF (the “Fund”) seeks daily leveraged investment results and is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the Fund’s objective is to magnify (200%) the daily performance of the publicly traded common stock of Swarmer, Inc. (Nasdaq: SWMR) (“SMWR” or “Underlying Security”). The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from 200% of the return of the Underlying Security for that period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher Underlying Security volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the performance of the Underlying Security is flat, and it is possible that the Fund will lose money even if the performance of the Underlying Security increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day if the price of the Underlying Security falls by more than 50% in one trading day.

Investment Objective

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the common stock of SWMR. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses[3]	0.75%

[1]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (as defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[2]	Estimated for the current fiscal year.
[3]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$77	$242

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the Fund

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-day to 1-year.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the capital goods industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Swarmer, Inc. is a provider of autonomous drone swarm software and artificial intelligence solutions focused on vendor-agnostic technologies for military applications. The company’s software platforms and AI systems are designed to enable autonomous swarm coordination, multi-domain unmanned systems integration, collaborative autonomy, and command-and-control functionality for distributed robotic operations. The common stock of Swarmer, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-43192 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Principal Risks of Investing in the Fund

An investment in the Fund entails risk. The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund. Additionally, the Fund presents risks that are not traditionally associated with other mutual funds and ETFs. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield or total return. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of the performance of the Underlying Security’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to the Underlying Security. The chart below provides examples of how volatility and its return could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of volatility and performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the Underlying Security; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of the Underlying Security.

During periods of higher Underlying Security volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security’s return is flat. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

As of the date of this Prospectus, the Underlying Security has not yet traded on a listing exchange for a one-year calendar period and, therefore, does not have an annualized historical volatility rate or total return performance available to report. When available, historical volatility and performance are not indications of what the Underlying Security volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of the Underlying Security may differ from the volatility of the Underlying Security. Given that the Underlying Security recently commenced trading in March, 2026, there is limited data on which investors can evaluate the security.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if the Underlying Security subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if the Underlying Security does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Underlying Security and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close.

Swarmer, Inc., Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with the capital goods industry, Swarmer, Inc. faces risks that include, but are not limited to: it has a limited operating history and has only had limited opportunities to deploy and assess its technology at scale; it depends on continued adoption of autonomous drone and swarm software by defense customers, drone manufacturers and system integrators, and such adoption may be slower than expected; real or perceived design flaws, software errors, connectivity issues or failures of its systems to perform as expected could lead to delays, liability, reputational harm or loss of revenue; unintended injury, property damage or safety incidents involving third-party systems using its software could expose it to liability and materially adversely affect its business; it expects to incur substantial research and development costs and may not successfully commercialize new products or achieve market acceptance; its products must interoperate with customer systems and integration failures could delay or cancel deployments; and it operates in a highly competitive and rapidly evolving market in which larger or better-resourced competitors may offer more successful products or services. Any of these risks could have a significant negative impact on the company’s business.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

Swap Agreements. The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying

Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Counterparty/Collateral Risk. If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Fund losing money or not being able to meet its daily leveraged investment objective.

In addition, because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or rebalance properly, which may result in significant losses to the Fund, or the Fund may decide to change its leveraged investment objective. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be increased when there is significant market volatility.

Collateral pledged by a counterparty may be insufficient to fully mitigate credit exposure in the event of a default. This risk may arise from declines in collateral value, limited marketability, legal or perfection issues, or challenges in enforcing security interests.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Intraday Investment Risk. The intraday performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the first trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Therefore, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s stated investment objective.

If there is a significant intraday market event and/or the Underlying Security experiences a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close prior to the close of trading on the Exchange (defined below) and experience significant losses.

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. The Fund’s exposure to the Underlying Security is impacted by the Underlying Security’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Underlying Security at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with the Underlying Security. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of the Underlying Security. Any of these factors could decrease the correlation between the performance of the Fund and the Underlying Security and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

Concentration Risk. The Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold more than 25% of its total assets in investments that provide long exposure to the industry to which the Underlying Security is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio that is broadly diversified over several industries or sectors. As of the date of this prospectus, the Underlying Security is assigned to the capital goods industry.

Capital Goods Industry Risk. The capital goods industry may be affected by fluctuations in the business cycle and by other factors affecting manufacturing demands. The capital goods industry depends heavily on corporate spending. Companies in the capital goods industry may perform well during times of economic expansion, but as economic conditions worsen, the demand for capital goods may decrease. Many capital goods are sold internationally, and companies in this industry may be affected by market conditions in other countries and regions.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective. Global trade policies, including tariffs, could also materially adversely affect the performance of the Fund’s holdings.

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Repurchase Agreements Risk. The Fund may enter into repurchase agreements. In a repurchase agreement, a party sells a security, commonly a U.S. government security, and agrees to buy the security back at a specific price at a specified later time. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intraday (premium) or less than the NAV intraday (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as [The Nasdaq Stock Market LLC] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Early Close/Trading Halt Risk. The risk that an exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may result in a fund being unable to buy or sell certain securities or financial instruments. In these circumstances, a fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Cash Transaction Risk. The Fund will generally effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and will incur brokerage and financing costs related to buying and selling securities or obtaining derivative exposure to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an AP, the Fund will bear such costs, which will decrease the Fund’s net asset value.

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter and meet annual distribution requirements.

The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, including gaining exposure to the Underlying Security through the use of swaps, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders and were ineligible to or were not able to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

IPO Risk. The market value of shares of an initial public offering (“IPO”), including those of the Underlying Security, will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Non-Diversification Risk. The Fund is considered to be non-diversified. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the Underlying Security’s value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the Underlying Security. Under such circumstances, the market for the Underlying Security may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of the Underlying Security and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for the Underlying Security and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of the Underlying Security and correlated derivative instruments.

Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active secondary market trading of the Shares could cause more frequent creation and redemption activities, which would increase the number of portfolio transactions. High levels of portfolio transactions may cause higher transaction costs because of increased broker commissions resulting from such transactions and increased taxable capital gains. The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise most of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Fund Performance

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Management

Investment Adviser

Themes Management Company, LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers

Calvin Tsang, CFA, Head of Product Management and Development of the Adviser, Dingxun (Kevin) Shao, Vice President, Product Management and Development of the Adviser and Paul Bartkowiak, Associate Vice President, Portfolio Management of the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund and each has served as portfolio manager since the Fund’s inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.ThemesETFs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Leverage Shares 2X Long GOOGL Daily ETF

IMPORTANT INFORMATION REGARDING THE FUND

The Leverage Shares 2X Long GOOGL Daily ETF (the “Fund”) seeks daily leveraged investment results and is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the Fund’s objective is to magnify (200%) the daily performance of the publicly traded common stock of Alphabet Inc. (Nasdaq: GOOGL) (“GOOGL” or “Underlying Security”). The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from 200% of the return of the Underlying Security for that period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher Underlying Security volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the performance of the Underlying Security is flat, and it is possible that the Fund will lose money even if the performance of the Underlying Security increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day if the price of the Underlying Security falls by more than 50% in one trading day.

Investment Objective

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the common stock of GOOGL. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses[3]	0.75%

[1]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (as defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[2]	Estimated for the current fiscal year.
[3]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$77	$242

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the Fund

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-day to 1-year.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the media and entertainment industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Alphabet Inc. is a holding company that provides online advertising services and operates a range of technology businesses. The company generates the substantial majority of its revenues from advertising through its Google segment and also offers products and services including search, YouTube, cloud computing, hardware and other technology services. The common stock of Alphabet Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-37580 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Principal Risks of Investing in the Fund

An investment in the Fund entails risk. The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund. Additionally, the Fund presents risks that are not traditionally associated with other mutual funds and ETFs. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield or total return. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of the performance of the Underlying Security’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to the Underlying Security. The chart below provides examples of how volatility and its return could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of volatility and performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the Underlying Security; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of the Underlying Security.

During periods of higher Underlying Security volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security’s return is flat. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 31.15%. The Underlying Security’s highest annualized historical volatility rate for any one calendar year during the five-year period was 38.65%. The Underlying Security’s annualized performance for the five-year period ended December 31, 2025 was 29.00%. Historical volatility and performance are not indications of what the Underlying Security’s volatility and performance will be in the future. Volatility for a shorter period of time may have been substantially higher.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if the Underlying Security subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if the Underlying Security does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Underlying Security and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close.

Alphabet Inc., Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with the media and entertainment industry, Alphabet Inc. faces risks that include, but are not limited to: a substantial portion of its revenues is derived from advertising and is subject to fluctuations in advertising demand and spending; it operates in highly competitive markets and faces competition across its business lines, including search, advertising, cloud computing and hardware; it is subject to significant regulatory scrutiny and evolving laws and regulations, including antitrust, privacy and data protection laws, which could result in fines, changes to its business practices or limitations on its operations; changes in user behavior, technological advancements or platform dynamics could adversely affect its products and services; it depends on continued innovation and investment in new products and services, including artificial intelligence and cloud offerings, to maintain its competitive position; it faces risks related to the security and reliability of its systems and the protection of user data; it is exposed to risks associated with international operations, including currency fluctuations, geopolitical developments and regulatory requirements; and it may be adversely affected by litigation, investigations and enforcement actions by governmental authorities. Any of these risks could have a significant negative impact on the company’s business.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

Swap Agreements. The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Counterparty/Collateral Risk. If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Fund losing money or not being able to meet its daily leveraged investment objective.

In addition, because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or rebalance properly, which may result in significant losses to the Fund, or the Fund may decide to change its leveraged investment objective. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be increased when there is significant market volatility.

Collateral pledged by a counterparty may be insufficient to fully mitigate credit exposure in the event of a default. This risk may arise from declines in collateral value, limited marketability, legal or perfection issues, or challenges in enforcing security interests.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Intraday Investment Risk. The intraday performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the first trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Therefore, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s stated investment objective.

If there is a significant intraday market event and/or the Underlying Security experiences a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close prior to the close of trading on the Exchange (defined below) and experience significant losses.

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. The Fund’s exposure to the Underlying Security is impacted by the Underlying Security’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Underlying Security at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with the Underlying Security. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of the Underlying Security. Any of these factors could decrease the correlation between the performance of the Fund and the Underlying Security and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

Concentration Risk. The Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold more than 25% of its total assets in investments that provide long exposure to the industry to which the Underlying Security is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio that is broadly diversified over several industries or sectors. As of the date of this prospectus, the Underlying Security is assigned to the media and entertainment industry.

Media and Entertainment Industry Risk. Companies in the media and entertainment industry may be impacted by the high costs of research and development of new content and services in an effort to stay relevant in a highly competitive industry, and entertainment products may face a risk of rapid obsolescence. Media and entertainment companies are subject to risks that include cyclicality of revenues and earnings, changing tastes and topical interests, and decreases in the discretionary income of their targeted consumers. The media and entertainment industry is regulated, and subject to changes in the rules regarding advertising and the content produced by entertainment companies can increase overall production and distribution costs. Companies in the media and entertainment industry have at times faced increased regulatory pressure which has delayed or prohibited the release of entertainment content.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective. Global trade policies, including tariffs, could also materially adversely affect the performance of the Fund’s holdings.

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Repurchase Agreements Risk. The Fund may enter into repurchase agreements. In a repurchase agreement, a party sells a security, commonly a U.S. government security, and agrees to buy the security back at a specific price at a specified later time. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intraday (premium) or less than the NAV intraday (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as [The Nasdaq Stock Market LLC] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Early Close/Trading Halt Risk. The risk that an exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may result in a fund being unable to buy or sell certain securities or financial instruments. In these circumstances, a fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Cash Transaction Risk. The Fund will generally effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and will incur brokerage and financing costs related to buying and selling securities or obtaining derivative exposure to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an AP, the Fund will bear such costs, which will decrease the Fund’s net asset value.

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter and meet annual distribution requirements.

The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, including gaining exposure to the Underlying Security through the use of swaps, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders and were ineligible to or were not able to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Non-Diversification Risk. The Fund is considered to be non-diversified. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the Underlying Security’s value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the Underlying Security. Under such circumstances, the market for the Underlying Security may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of the Underlying Security and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for the Underlying Security and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of the Underlying Security and correlated derivative instruments.

Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active secondary market trading of the Shares could cause more frequent creation and redemption activities, which would increase the number of portfolio transactions. High levels of portfolio transactions may cause higher transaction costs because of increased broker commissions resulting from such transactions and increased taxable capital gains. The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise most of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Fund Performance

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Management

Investment Adviser

Themes Management Company, LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers

Calvin Tsang, CFA, Head of Product Management and Development of the Adviser, Dingxun (Kevin) Shao, Vice President, Product Management and Development of the Adviser and Paul Bartkowiak, Associate Vice President, Portfolio Management of the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund and each has served as portfolio manager since the Fund’s inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.ThemesETFs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Leverage Shares 2X Long AXTI Daily ETF

IMPORTANT INFORMATION REGARDING THE FUND

The Leverage Shares 2X Long AXTI Daily ETF (the “Fund”) seeks daily leveraged investment results and is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the Fund’s objective is to magnify (200%) the daily performance of the publicly traded common stock of AXT, Inc. (Nasdaq: AXTI) (“AXTI” or “Underlying Security”). The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from 200% of the return of the Underlying Security for that period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher Underlying Security volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the performance of the Underlying Security is flat, and it is possible that the Fund will lose money even if the performance of the Underlying Security increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day if the price of the Underlying Security falls by more than 50% in one trading day.

Investment Objective

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the common stock of AXTI. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses[3]	0.75%

[1]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (as defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[2]	Estimated for the current fiscal year.
[3]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$77	$242

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the Fund

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-day to 1-year.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

AXT, Inc. is a materials science company that develops and produces high-performance compound and single-element semiconductor substrates, also known as wafers. The company produces substrates used in applications including wireless communications, optoelectronics and other semiconductor devices, and its subsidiaries also produce and sell certain raw materials used in its manufacturing process and to third parties. The common stock of AXT, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 000-24085 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Principal Risks of Investing in the Fund

An investment in the Fund entails risk. The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund. Additionally, the Fund presents risks that are not traditionally associated with other mutual funds and ETFs. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield or total return. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of the performance of the Underlying Security’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to the Underlying Security. The chart below provides examples of how volatility and its return could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of volatility and performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the Underlying Security; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of the Underlying Security.

During periods of higher Underlying Security volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security’s return is flat. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 85.01%. The Underlying Security’s highest annualized historical volatility rate for any one calendar year during the five-year period was 112.94%. The Underlying Security’s annualized performance for the five-year period ended December 31, 2025 was 11.31%. Historical volatility and performance are not indications of what the Underlying Security’s volatility and performance will be in the future. Volatility for a shorter period of time may have been substantially higher.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if the Underlying Security subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if the Underlying Security does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Underlying Security and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close.

AXT, Inc. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with the semiconductors and semiconductor equipment industry, AXT, Inc. faces risks that include, but are not limited to: its operating results are subject to cyclical demand in the semiconductor industry and end markets; it depends on the timing and receipt of significant customer orders, and cancellations or product returns could materially adversely affect its revenues; it relies heavily on operations and supply-chain relationships in China, which expose it to tariffs, trade tensions, policy changes and other geopolitical and regulatory risks; disruptions involving manufacturing capacity, yields, relocation of manufacturing lines or factory shutdowns could adversely affect its business; its financial performance may be affected by the performance of partially owned supply-chain companies and by raw material availability; it faces competition from other substrate manufacturers and from alternative materials and technologies; and it must continue to bring new products to market and improve efficiency and utilization to remain competitive. Any of these risks could have a significant negative impact on the company’s business.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

Swap Agreements. The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Counterparty/Collateral Risk. If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Fund losing money or not being able to meet its daily leveraged investment objective.

In addition, because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or rebalance properly, which may result in significant losses to the Fund, or the Fund may decide to change its leveraged investment objective. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be increased when there is significant market volatility.

Collateral pledged by a counterparty may be insufficient to fully mitigate credit exposure in the event of a default. This risk may arise from declines in collateral value, limited marketability, legal or perfection issues, or challenges in enforcing security interests.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Intraday Investment Risk. The intraday performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the first trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Therefore, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s stated investment objective.

If there is a significant intraday market event and/or the Underlying Security experiences a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close prior to the close of trading on the Exchange (defined below) and experience significant losses.

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. The Fund’s exposure to the Underlying Security is impacted by the Underlying Security’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Underlying Security at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with the Underlying Security. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of the Underlying Security. Any of these factors could decrease the correlation between the performance of the Fund and the Underlying Security and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

Concentration Risk. The Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold more than 25% of its total assets in investments that provide long exposure to the industry to which the Underlying Security is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio that is broadly diversified over several industries or sectors. As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.

Semiconductors and Semiconductor Equipment Industry Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of semiconductor companies. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor industry is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of semiconductor companies have been and likely will continue to be extremely volatile.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective. Global trade policies, including tariffs, could also materially adversely affect the performance of the Fund’s holdings.

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Repurchase Agreements Risk. The Fund may enter into repurchase agreements. In a repurchase agreement, a party sells a security, commonly a U.S. government security, and agrees to buy the security back at a specific price at a specified later time. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intraday (premium) or less than the NAV intraday (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as [The Nasdaq Stock Market LLC] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Early Close/Trading Halt Risk. The risk that an exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may result in a fund being unable to buy or sell certain securities or financial instruments. In these circumstances, a fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Cash Transaction Risk. The Fund will generally effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and will incur brokerage and financing costs related to buying and selling securities or obtaining derivative exposure to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an AP, the Fund will bear such costs, which will decrease the Fund’s net asset value.

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter and meet annual distribution requirements.

The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, including gaining exposure to the Underlying Security through the use of swaps, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders and were ineligible to or were not able to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Non-Diversification Risk. The Fund is considered to be non-diversified. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the Underlying Security’s value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the Underlying Security. Under such circumstances, the market for the Underlying Security may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of the Underlying Security and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for the Underlying Security and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of the Underlying Security and correlated derivative instruments.

Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active secondary market trading of the Shares could cause more frequent creation and redemption activities, which would increase the number of portfolio transactions. High levels of portfolio transactions may cause higher transaction costs because of increased broker commissions resulting from such transactions and increased taxable capital gains. The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise most of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Fund Performance

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Management

Investment Adviser

Themes Management Company, LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers

Calvin Tsang, CFA, Head of Product Management and Development of the Adviser, Dingxun (Kevin) Shao, Vice President, Product Management and Development of the Adviser and Paul Bartkowiak, Associate Vice President, Portfolio Management of the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund and each has served as portfolio manager since the Fund’s inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.ThemesETFs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Leverage Shares 2X Long TSEM Daily ETF

IMPORTANT INFORMATION REGARDING THE FUND

The Leverage Shares 2X Long TSEM Daily ETF (the “Fund”) seeks daily leveraged investment results and is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the Fund’s objective is to magnify (200%) the daily performance of the publicly traded common stock of Tower Semiconductor Ltd. (Nasdaq: TSEM) (“TSEM” or “Underlying Security”). The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from 200% of the return of the Underlying Security for that period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher Underlying Security volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the performance of the Underlying Security is flat, and it is possible that the Fund will lose money even if the performance of the Underlying Security increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day if the price of the Underlying Security falls by more than 50% in one trading day.

Investment Objective

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the common stock of TSEM. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses[3]	0.75%

[1]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (as defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[2]	Estimated for the current fiscal year.
[3]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$77	$242

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the Fund

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-day to 1-year.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Tower Semiconductor Ltd. is an independent semiconductor foundry that manufactures analog-intensive semiconductor devices for customers. The company provides process technologies and manufacturing services for applications including radio frequency, power management, image sensors, and other analog and mixed-signal semiconductor devices used in consumer, industrial, and automotive markets. The common stock of Tower Semiconductor Ltd. is registered as a foreign private issuer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 0-24790 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Principal Risks of Investing in the Fund

An investment in the Fund entails risk. The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund. Additionally, the Fund presents risks that are not traditionally associated with other mutual funds and ETFs. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield or total return. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of the performance of the Underlying Security’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to the Underlying Security. The chart below provides examples of how volatility and its return could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of volatility and performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the Underlying Security; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of the Underlying Security.

During periods of higher Underlying Security volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security’s return is flat. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 41.94%. The Underlying Security’s highest annualized historical volatility rate for any one calendar year during the five-year period was 55.83%. The Underlying Security’s annualized performance for the five-year period ended December 31, 2025 was 35.38%. Historical volatility and performance are not indications of what the Underlying Security’s volatility and performance will be in the future. Volatility for a shorter period of time may have been substantially higher.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if the Underlying Security subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if the Underlying Security does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Underlying Security and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close.

Tower Semiconductor Ltd. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with the semiconductors and semiconductor equipment industry, Tower Semiconductor Ltd. faces risks that include, but are not limited to: its dependence on a limited number of significant customers, and the loss or reduction of orders from any such customer could materially adversely affect its revenues; its business is capital intensive and requires significant ongoing investments in manufacturing facilities, equipment and process technologies; its operating results are subject to cyclical demand in the semiconductor industry and end markets, which may result in fluctuations in utilization rates and profitability; it faces intense competition from larger semiconductor foundries with greater financial and technological resources; its manufacturing operations are subject to risks of disruptions, including equipment failures, supply chain constraints and geopolitical risks affecting its global operations; defects or yield issues in its manufacturing processes could result in reduced production, increased costs and loss of customers; and its ability to develop and qualify new process technologies and attract new customers depends on continued investment and technological innovation. Any of these risks could have a significant negative impact on the company’s business.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

Swap Agreements. The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying

Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Counterparty/Collateral Risk. If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Fund losing money or not being able to meet its daily leveraged investment objective.

In addition, because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or rebalance properly, which may result in significant losses to the Fund, or the Fund may decide to change its leveraged investment objective. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be increased when there is significant market volatility.

Collateral pledged by a counterparty may be insufficient to fully mitigate credit exposure in the event of a default. This risk may arise from declines in collateral value, limited marketability, legal or perfection issues, or challenges in enforcing security interests.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Intraday Investment Risk. The intraday performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the first trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Therefore, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s stated investment objective.

If there is a significant intraday market event and/or the Underlying Security experiences a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close prior to the close of trading on the Exchange (defined below) and experience significant losses.

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. The Fund’s exposure to the Underlying Security is impacted by the Underlying Security’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Underlying Security at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with the Underlying Security. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of the Underlying Security. Any of these factors could decrease the correlation between the performance of the Fund and the Underlying Security and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

Concentration Risk. The Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold more than 25% of its total assets in investments that provide long exposure to the industry to which the Underlying Security is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio that is broadly diversified over several industries or sectors. As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.

Semiconductors and Semiconductor Equipment Industry Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of semiconductor companies. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor industry is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of semiconductor companies have been and likely will continue to be extremely volatile.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective. Global trade policies, including tariffs, could also materially adversely affect the performance of the Fund’s holdings.

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Repurchase Agreements Risk. The Fund may enter into repurchase agreements. In a repurchase agreement, a party sells a security, commonly a U.S. government security, and agrees to buy the security back at a specific price at a specified later time. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intraday (premium) or less than the NAV intraday (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as [The Nasdaq Stock Market LLC] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Early Close/Trading Halt Risk. The risk that an exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may result in a fund being unable to buy or sell certain securities or financial instruments. In these circumstances, a fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Cash Transaction Risk. The Fund will generally effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and will incur brokerage and financing costs related to buying and selling securities or obtaining derivative exposure to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an AP, the Fund will bear such costs, which will decrease the Fund’s net asset value.

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter and meet annual distribution requirements.

The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, including gaining exposure to the Underlying Security through the use of swaps, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders and were ineligible to or were not able to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Non-Diversification Risk. The Fund is considered to be non-diversified. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the Underlying Security’s value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the Underlying Security. Under such circumstances, the market for the Underlying Security may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of the Underlying Security and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for the Underlying Security and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of the Underlying Security and correlated derivative instruments.

Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active secondary market trading of the Shares could cause more frequent creation and redemption activities, which would increase the number of portfolio transactions. High levels of portfolio transactions may cause higher transaction costs because of increased broker commissions resulting from such transactions and increased taxable capital gains. The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise most of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Fund Performance

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Management

Investment Adviser

Themes Management Company, LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers

Calvin Tsang, CFA, Head of Product Management and Development of the Adviser, Dingxun (Kevin) Shao, Vice President, Product Management and Development of the Adviser and Paul Bartkowiak, Associate Vice President, Portfolio Management of the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund and each has served as portfolio manager since the Fund’s inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.ThemesETFs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Leverage Shares 2X Long GFS Daily ETF

IMPORTANT INFORMATION REGARDING THE FUND

The Leverage Shares 2X Long GFS Daily ETF (the “Fund”) seeks daily leveraged investment results and is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the Fund’s objective is to magnify (200%) the daily performance of the publicly traded common stock of GlobalFoundries, Inc. (Nasdaq: GFS) (“GFS” or “Underlying Security”). The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from 200% of the return of the Underlying Security for that period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher Underlying Security volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the performance of the Underlying Security is flat, and it is possible that the Fund will lose money even if the performance of the Underlying Security increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day if the price of the Underlying Security falls by more than 50% in one trading day.

Investment Objective

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the common stock of GFS. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses[3]	0.75%

[1]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (as defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[2]	Estimated for the current fiscal year.
[3]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$77	$242

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the Fund

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-day to 1-year.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

GlobalFoundries Inc. is a semiconductor foundry that manufactures integrated circuits for customers. The company provides a range of process technologies and manufacturing services for applications including communications infrastructure, mobile and wireless devices, automotive, industrial and other high-growth markets. The common stock of GlobalFoundries Inc. is registered as a foreign private issuer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-40974 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Principal Risks of Investing in the Fund

An investment in the Fund entails risk. The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund. Additionally, the Fund presents risks that are not traditionally associated with other mutual funds and ETFs. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield or total return. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of the performance of the Underlying Security’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to the Underlying Security. The chart below provides examples of how volatility and its return could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of volatility and performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the Underlying Security; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of the Underlying Security.

During periods of higher Underlying Security volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security’s return is flat. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s annualized historical daily volatility rate since inception of trading on October 28, 2021 through the period ended December 31, 2025 (the “Period”) was 48.36%. The Underlying Security’s highest volatility rate for any one calendar year during the Period was 62.26% and volatility for a shorter period of time may have been substantially higher. The Underlying Security’s annualized historical performance for the Period was -14.38%. Historical volatility and performance are not indications of what The Underlying Security’s volatility and performance will be in the future. Volatility for a shorter period of time may have been substantially higher.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if the Underlying Security subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if the Underlying Security does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Underlying Security and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close.

GlobalFoundries Inc. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with the semiconductors and semiconductor equipment industry, GlobalFoundries Inc. faces risks that include, but are not limited to: its operating results are subject to cyclical demand in the semiconductor industry and variability across its end markets, including communications infrastructure, automotive and industrial markets; it is dependent on a limited number of significant customers and long-term agreements, and the loss or reduction of business from any such customer could materially adversely affect its revenues and capacity utilization; its business is highly capital intensive and requires substantial ongoing investments in manufacturing facilities, equipment and process technologies; it faces intense competition from other semiconductor foundries and integrated device manufacturers, many of which have greater financial, technological and scale advantages; it relies on a limited number of manufacturing facilities and geographic concentrations, and disruptions, including equipment failures, natural disasters, geopolitical developments or supply chain constraints, could materially adversely affect its operations; its manufacturing processes are complex and subject to risks of defects, yield issues and production inefficiencies, which could result in increased costs, reduced output and loss of customers; its success depends on its ability to develop, qualify and ramp new process technologies and to meet evolving customer requirements in a timely manner; it relies on third-party suppliers for raw materials, equipment and services, and disruptions or shortages could adversely affect its ability to operate; it is exposed to risks associated with international operations, including export controls, trade restrictions and geopolitical developments; and it may be adversely affected by changes in government policies, incentives or funding programs related to semiconductor manufacturing. Any of these risks could have a significant negative impact on the company’s business.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

Swap Agreements. The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Counterparty/Collateral Risk. If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Fund losing money or not being able to meet its daily leveraged investment objective.

In addition, because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or rebalance properly, which may result in significant losses to the Fund, or the Fund may decide to change its leveraged investment objective. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be increased when there is significant market volatility.

Collateral pledged by a counterparty may be insufficient to fully mitigate credit exposure in the event of a default. This risk may arise from declines in collateral value, limited marketability, legal or perfection issues, or challenges in enforcing security interests.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Intraday Investment Risk. The intraday performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the first trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Therefore, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s stated investment objective.

If there is a significant intraday market event and/or the Underlying Security experiences a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close prior to the close of trading on the Exchange (defined below) and experience significant losses.

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. The Fund’s exposure to the Underlying Security is impacted by the Underlying Security’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Underlying Security at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with the Underlying Security. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of the Underlying Security. Any of these factors could decrease the correlation between the performance of the Fund and the Underlying Security and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

Concentration Risk. The Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold more than 25% of its total assets in investments that provide long exposure to the industry to which the Underlying Security is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio that is broadly diversified over several industries or sectors. As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.

Semiconductors and Semiconductor Equipment Industry Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of semiconductor companies. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor industry is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of semiconductor companies have been and likely will continue to be extremely volatile.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective. Global trade policies, including tariffs, could also materially adversely affect the performance of the Fund’s holdings.

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Repurchase Agreements Risk. The Fund may enter into repurchase agreements. In a repurchase agreement, a party sells a security, commonly a U.S. government security, and agrees to buy the security back at a specific price at a specified later time. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intraday (premium) or less than the NAV intraday (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as [The Nasdaq Stock Market LLC] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Early Close/Trading Halt Risk. The risk that an exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may result in a fund being unable to buy or sell certain securities or financial instruments. In these circumstances, a fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Cash Transaction Risk. The Fund will generally effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and will incur brokerage and financing costs related to buying and selling securities or obtaining derivative exposure to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an AP, the Fund will bear such costs, which will decrease the Fund’s net asset value.

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter and meet annual distribution requirements.

The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, including gaining exposure to the Underlying Security through the use of swaps, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders and were ineligible to or were not able to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Non-Diversification Risk. The Fund is considered to be non-diversified. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the Underlying Security’s value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the Underlying Security. Under such circumstances, the market for the Underlying Security may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of the Underlying Security and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for the Underlying Security and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of the Underlying Security and correlated derivative instruments.

Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active secondary market trading of the Shares could cause more frequent creation and redemption activities, which would increase the number of portfolio transactions. High levels of portfolio transactions may cause higher transaction costs because of increased broker commissions resulting from such transactions and increased taxable capital gains. The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise most of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Fund Performance

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Management

Investment Adviser

Themes Management Company, LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers

Calvin Tsang, CFA, Head of Product Management and Development of the Adviser, Dingxun (Kevin) Shao, Vice President, Product Management and Development of the Adviser and Paul Bartkowiak, Associate Vice President, Portfolio Management of the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund and each has served as portfolio manager since the Fund’s inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.ThemesETFs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Leverage Shares 2X Long MTSI Daily ETF

IMPORTANT INFORMATION REGARDING THE FUND

The Leverage Shares 2X Long MTSI Daily ETF (the “Fund”) seeks daily leveraged investment results and is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the Fund’s objective is to magnify (200%) the daily performance of the publicly traded common stock of MACOM Technology Solutions Holdings, Inc. (Nasdaq: MTSI) (“MTSI” or “Underlying Security”). The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from 200% of the return of the Underlying Security for that period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher Underlying Security volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the performance of the Underlying Security is flat, and it is possible that the Fund will lose money even if the performance of the Underlying Security increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day if the price of the Underlying Security falls by more than 50% in one trading day.

Investment Objective

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the common stock of MTSI. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses[3]	0.75%

[1]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (as defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[2]	Estimated for the current fiscal year.
[3]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$77	$242

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the Fund

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-day to 1-year.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

MACOM Technology Solutions Holdings, Inc. is a supplier of semiconductor products that designs and manufactures analog semiconductor solutions for use in wireless and wireline communications, industrial and defense, and data center applications. The company provides a portfolio of radio frequency, microwave, millimeter wave and optical semiconductor products used in communications infrastructure, cloud data centers, and other high-performance applications. The common stock of MACOM Technology Solutions Holdings, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-35451 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Principal Risks of Investing in the Fund

An investment in the Fund entails risk. The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund. Additionally, the Fund presents risks that are not traditionally associated with other mutual funds and ETFs. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield or total return. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of the performance of the Underlying Security’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to the Underlying Security. The chart below provides examples of how volatility and its return could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of volatility and performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the Underlying Security; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of the Underlying Security.

During periods of higher Underlying Security volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security’s return is flat. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 43.19%. The Underlying Security’s highest annualized historical volatility rate for any one calendar year during the five-year period was 51.41%. The Underlying Security’s annualized performance for the five-year period ended December 31, 2025 was 25.49%. Historical volatility and performance are not indications of what the Underlying Security’s volatility and performance will be in the future. Volatility for a shorter period of time may have been substantially higher.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if the Underlying Security subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if the Underlying Security does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Underlying Security and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close.

MACOM Technology Solutions Holdings, Inc. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with the semiconductors and semiconductor equipment industry, MACOM Technology Solutions Holdings, Inc. faces risks that include, but are not limited to: its operating results are subject to cyclical demand in the semiconductor industry and end markets, including variability in demand across communications infrastructure, data center and industrial markets; it is dependent on a limited number of significant customers and the loss or reduction of orders from any such customer could materially adversely affect its revenues; it faces intense competition from other semiconductor companies, including larger and more diversified competitors with greater financial and technological resources; its business is capital intensive and requires ongoing investment in manufacturing capabilities, research and development and product innovation; it relies on third-party manufacturing partners and supply chain providers, and disruptions, capacity constraints or geopolitical factors affecting its supply chain could adversely affect its ability to meet customer demand; defects or quality issues in its products could result in increased costs, product returns and loss of customers; its success depends on its ability to develop and introduce new products and technologies in a timely manner and to achieve customer design wins; it may be subject to risks associated with government contracts and defense-related business, including regulatory compliance requirements and changes in government spending; and it is exposed to risks associated with international operations, including export controls, trade restrictions and geopolitical developments. Any of these risks could have a significant negative impact on the company’s business.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

Swap Agreements. The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Counterparty/Collateral Risk. If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Fund losing money or not being able to meet its daily leveraged investment objective.

In addition, because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or rebalance properly, which may result in significant losses to the Fund, or the Fund may decide to change its leveraged investment objective. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be increased when there is significant market volatility.

Collateral pledged by a counterparty may be insufficient to fully mitigate credit exposure in the event of a default. This risk may arise from declines in collateral value, limited marketability, legal or perfection issues, or challenges in enforcing security interests.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Intraday Investment Risk. The intraday performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the first trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Therefore, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s stated investment objective.

If there is a significant intraday market event and/or the Underlying Security experiences a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close prior to the close of trading on the Exchange (defined below) and experience significant losses.

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. The Fund’s exposure to the Underlying Security is impacted by the Underlying Security’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Underlying Security at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with the Underlying Security. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of the Underlying Security. Any of these factors could decrease the correlation between the performance of the Fund and the Underlying Security and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

Concentration Risk. The Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold more than 25% of its total assets in investments that provide long exposure to the industry to which the Underlying Security is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio that is broadly diversified over several industries or sectors. As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.

Semiconductors and Semiconductor Equipment Industry Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of semiconductor companies. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor industry is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of semiconductor companies have been and likely will continue to be extremely volatile.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective. Global trade policies, including tariffs, could also materially adversely affect the performance of the Fund’s holdings.

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Repurchase Agreements Risk. The Fund may enter into repurchase agreements. In a repurchase agreement, a party sells a security, commonly a U.S. government security, and agrees to buy the security back at a specific price at a specified later time. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intraday (premium) or less than the NAV intraday (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as [The Nasdaq Stock Market LLC] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Early Close/Trading Halt Risk. The risk that an exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may result in a fund being unable to buy or sell certain securities or financial instruments. In these circumstances, a fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Cash Transaction Risk. The Fund will generally effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and will incur brokerage and financing costs related to buying and selling securities or obtaining derivative exposure to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an AP, the Fund will bear such costs, which will decrease the Fund’s net asset value.

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter and meet annual distribution requirements.

The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, including gaining exposure to the Underlying Security through the use of swaps, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders and were ineligible to or were not able to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Non-Diversification Risk. The Fund is considered to be non-diversified. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the Underlying Security’s value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the Underlying Security. Under such circumstances, the market for the Underlying Security may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of the Underlying Security and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for the Underlying Security and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of the Underlying Security and correlated derivative instruments.

Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active secondary market trading of the Shares could cause more frequent creation and redemption activities, which would increase the number of portfolio transactions. High levels of portfolio transactions may cause higher transaction costs because of increased broker commissions resulting from such transactions and increased taxable capital gains. The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise most of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Fund Performance

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Management

Investment Adviser

Themes Management Company, LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers

Calvin Tsang, CFA, Head of Product Management and Development of the Adviser, Dingxun (Kevin) Shao, Vice President, Product Management and Development of the Adviser and Paul Bartkowiak, Associate Vice President, Portfolio Management of the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund and each has served as portfolio manager since the Fund’s inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.ThemesETFs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Leverage Shares 2X Long SMTC Daily ETF

IMPORTANT INFORMATION REGARDING THE FUND

The Leverage Shares 2X Long SMTC Daily ETF (the “Fund”) seeks daily leveraged investment results and is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the Fund’s objective is to magnify (200%) the daily performance of the publicly traded common stock of Semtech Corporation (Nasdaq: SMTC) (“SMTC” or “Underlying Security”). The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from 200% of the return of the Underlying Security for that period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher Underlying Security volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the performance of the Underlying Security is flat, and it is possible that the Fund will lose money even if the performance of the Underlying Security increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day if the price of the Underlying Security falls by more than 50% in one trading day.

Investment Objective

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the common stock of SMTC. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses[3]	0.75%

[1]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (as defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[2]	Estimated for the current fiscal year.
[3]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$77	$242

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the Fund

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-day to 1-year.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Semtech Corporation is a semiconductor company that designs, develops and markets analog and mixed-signal semiconductor products and advanced algorithms. The company provides solutions for infrastructure, high-end consumer and industrial applications, including signal integrity, wireless and sensing products, and other semiconductor technologies. The common stock of Semtech Corporation is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-06395 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Principal Risks of Investing in the Fund

An investment in the Fund entails risk. The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund. Additionally, the Fund presents risks that are not traditionally associated with other mutual funds and ETFs. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield or total return. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of the performance of the Underlying Security’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to the Underlying Security. The chart below provides examples of how volatility and its return could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of volatility and performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the Underlying Security; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of the Underlying Security.

During periods of higher Underlying Security volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security’s return is flat. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 60.65%. The Underlying Security’s highest annualized historical volatility rate for any one calendar year during the five-year period was 81.92%. The Underlying Security’s annualized performance for the five-year period ended December 31, 2025 was 0.44%. Historical volatility and performance are not indications of what the Underlying Security’s volatility and performance will be in the future. Volatility for a shorter period of time may have been substantially higher.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if the Underlying Security subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if the Underlying Security does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Underlying Security and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close.

Semtech Corporation Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with the semiconductors and semiconductor equipment industry, Semtech Corporation faces risks that include, but are not limited to: its operating results are subject to cyclical demand in the semiconductor industry and variability across its end markets; it is dependent on a limited number of significant customers and distribution partners and the loss or reduction of business from such customers could materially adversely affect its revenues; it faces intense competition from other semiconductor companies with greater financial, technical and marketing resources; its business requires significant investment in research and development and product innovation to remain competitive; it relies on third-party manufacturing partners and supply chain providers, and disruptions, capacity constraints or geopolitical factors could adversely affect its ability to meet customer demand; it has incurred significant debt, including in connection with its acquisition of Sierra Wireless, and its ability to service such indebtedness may adversely affect its financial condition and operating flexibility; it may face risks related to integrating acquired businesses and may not realize the expected benefits of such acquisitions; defects or quality issues in its products could result in increased costs, product returns and loss of customers; its success depends on its ability to develop and introduce new products and technologies in a timely manner and to achieve customer design wins; and it is exposed to risks associated with international operations, including export controls, trade restrictions and geopolitical developments. Any of these risks could have a significant negative impact on the company’s business.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

Swap Agreements. The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Counterparty/Collateral Risk. If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Fund losing money or not being able to meet its daily leveraged investment objective.

In addition, because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or rebalance properly, which may result in significant losses to the Fund, or the Fund may decide to change its leveraged investment objective. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be increased when there is significant market volatility.

Collateral pledged by a counterparty may be insufficient to fully mitigate credit exposure in the event of a default. This risk may arise from declines in collateral value, limited marketability, legal or perfection issues, or challenges in enforcing security interests.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Intraday Investment Risk. The intraday performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the first trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Therefore, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s stated investment objective.

If there is a significant intraday market event and/or the Underlying Security experiences a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close prior to the close of trading on the Exchange (defined below) and experience significant losses.

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. The Fund’s exposure to the Underlying Security is impacted by the Underlying Security’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Underlying Security at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with the Underlying Security. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of the Underlying Security. Any of these factors could decrease the correlation between the performance of the Fund and the Underlying Security and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

Concentration Risk. The Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold more than 25% of its total assets in investments that provide long exposure to the industry to which the Underlying Security is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio that is broadly diversified over several industries or sectors. As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.

Semiconductors and Semiconductor Equipment Industry Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of semiconductor companies. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor industry is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of semiconductor companies have been and likely will continue to be extremely volatile.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective. Global trade policies, including tariffs, could also materially adversely affect the performance of the Fund’s holdings.

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Repurchase Agreements Risk. The Fund may enter into repurchase agreements. In a repurchase agreement, a party sells a security, commonly a U.S. government security, and agrees to buy the security back at a specific price at a specified later time. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intraday (premium) or less than the NAV intraday (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as [The Nasdaq Stock Market LLC] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Early Close/Trading Halt Risk. The risk that an exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may result in a fund being unable to buy or sell certain securities or financial instruments. In these circumstances, a fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Cash Transaction Risk. The Fund will generally effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and will incur brokerage and financing costs related to buying and selling securities or obtaining derivative exposure to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an AP, the Fund will bear such costs, which will decrease the Fund’s net asset value.

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter and meet annual distribution requirements.

The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, including gaining exposure to the Underlying Security through the use of swaps, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders and were ineligible to or were not able to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Non-Diversification Risk. The Fund is considered to be non-diversified. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the Underlying Security’s value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the Underlying Security. Under such circumstances, the market for the Underlying Security may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of the Underlying Security and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for the Underlying Security and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of the Underlying Security and correlated derivative instruments.

Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active secondary market trading of the Shares could cause more frequent creation and redemption activities, which would increase the number of portfolio transactions. High levels of portfolio transactions may cause higher transaction costs because of increased broker commissions resulting from such transactions and increased taxable capital gains. The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise most of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Fund Performance

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Management

Investment Adviser

Themes Management Company, LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers

Calvin Tsang, CFA, Head of Product Management and Development of the Adviser, Dingxun (Kevin) Shao, Vice President, Product Management and Development of the Adviser and Paul Bartkowiak, Associate Vice President, Portfolio Management of the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund and each has served as portfolio manager since the Fund’s inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.ThemesETFs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Leverage Shares 2X Long VIAV Daily ETF

IMPORTANT INFORMATION REGARDING THE FUND

The Leverage Shares 2X Long VIAV Daily ETF (the “Fund”) seeks daily leveraged investment results and is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the Fund’s objective is to magnify (200%) the daily performance of the publicly traded common stock of Viavi Solutions, Inc. (Nasdaq: VIAV) (“VIAV” or “Underlying Security”). The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from 200% of the return of the Underlying Security for that period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher Underlying Security volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the performance of the Underlying Security is flat, and it is possible that the Fund will lose money even if the performance of the Underlying Security increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day if the price of the Underlying Security falls by more than 50% in one trading day.

Investment Objective

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the common stock of VIAV. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses[3]	0.75%

[1]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (as defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[2]	Estimated for the current fiscal year.
[3]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$77	$242

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the Fund

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-day to 1-year.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the technology hardware and equipment industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Viavi Solutions Inc. is a provider of network test, monitoring and assurance solutions and optical technologies. The company designs, manufactures and sells products and services that enable the testing, measurement and optimization of communications networks and the production of optical components used in telecommunications, aerospace, defense and industrial applications. The common stock of Viavi Solutions, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 000-22874 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Principal Risks of Investing in the Fund

An investment in the Fund entails risk. The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund. Additionally, the Fund presents risks that are not traditionally associated with other mutual funds and ETFs. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield or total return. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of the performance of the Underlying Security’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to the Underlying Security. The chart below provides examples of how volatility and its return could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of volatility and performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the Underlying Security; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of the Underlying Security.

During periods of higher Underlying Security volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security’s return is flat. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 36.08%. The Underlying Security’s highest annualized historical volatility rate for any one calendar year during the five-year period was 44.85%. The Underlying Security’s annualized performance for the five-year period ended December 31, 2025 was 3.54%. Historical volatility and performance are not indications of what the Underlying Security’s volatility and performance will be in the future. Volatility for a shorter period of time may have been substantially higher.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if the Underlying Security subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if the Underlying Security does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Underlying Security and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close.

Viavi Solutions Inc. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with the technology hardware and equipment industry, Viavi Solutions Inc. faces risks that include, but are not limited to: its operating results are subject to cyclical demand and spending patterns in the communications, aerospace, defense and industrial markets it serves; it is dependent on a limited number of significant customers and the timing of customer orders, and reductions or delays in orders could materially adversely affect its revenues; it faces intense competition from other providers of network test and optical technologies, including companies with greater resources; its business requires ongoing investment in research and development and product innovation to maintain competitiveness; it relies on global supply chains and third-party manufacturers, and disruptions, component shortages or geopolitical factors could adversely affect its ability to deliver products; its revenues may be impacted by variability in service provider and enterprise capital expenditures; defects or quality issues in its products could result in increased costs, customer claims and reputational harm; its growth strategy may include acquisitions and strategic transactions, which involve integration risks and may not achieve expected benefits; and it is exposed to risks associated with international operations, including export controls, trade restrictions and geopolitical developments. Any of these risks could have a significant negative impact on the company’s business.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

Swap Agreements. The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Counterparty/Collateral Risk. If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Fund losing money or not being able to meet its daily leveraged investment objective.

In addition, because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or rebalance properly, which may result in significant losses to the Fund, or the Fund may decide to change its leveraged investment objective. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be increased when there is significant market volatility.

Collateral pledged by a counterparty may be insufficient to fully mitigate credit exposure in the event of a default. This risk may arise from declines in collateral value, limited marketability, legal or perfection issues, or challenges in enforcing security interests.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Intraday Investment Risk. The intraday performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the first trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Therefore, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s stated investment objective.

If there is a significant intraday market event and/or the Underlying Security experiences a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close prior to the close of trading on the Exchange (defined below) and experience significant losses.

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. The Fund’s exposure to the Underlying Security is impacted by the Underlying Security’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Underlying Security at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with the Underlying Security. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of the Underlying Security. Any of these factors could decrease the correlation between the performance of the Fund and the Underlying Security and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

Concentration Risk. The Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold more than 25% of its total assets in investments that provide long exposure to the industry to which the Underlying Security is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio that is broadly diversified over several industries or sectors. As of the date of this prospectus, the Underlying Security is assigned to the technology hardware and equipment industry.

Technology Hardware and Equipment Industry Risk. Companies in this industry may experience effects from industry competition, evolving industry standards, product obsolescence, and changing government regulation. These companies may also be affected by risks that affect the broader information technology industry.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective. Global trade policies, including tariffs, could also materially adversely affect the performance of the Fund’s holdings.

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Repurchase Agreements Risk. The Fund may enter into repurchase agreements. In a repurchase agreement, a party sells a security, commonly a U.S. government security, and agrees to buy the security back at a specific price at a specified later time. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intraday (premium) or less than the NAV intraday (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as [The Nasdaq Stock Market LLC] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Early Close/Trading Halt Risk. The risk that an exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may result in a fund being unable to buy or sell certain securities or financial instruments. In these circumstances, a fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Cash Transaction Risk. The Fund will generally effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and will incur brokerage and financing costs related to buying and selling securities or obtaining derivative exposure to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an AP, the Fund will bear such costs, which will decrease the Fund’s net asset value.

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter and meet annual distribution requirements.

The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, including gaining exposure to the Underlying Security through the use of swaps, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders and were ineligible to or were not able to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Non-Diversification Risk. The Fund is considered to be non-diversified. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the Underlying Security’s value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the Underlying Security. Under such circumstances, the market for the Underlying Security may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of the Underlying Security and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for the Underlying Security and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of the Underlying Security and correlated derivative instruments.

Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active secondary market trading of the Shares could cause more frequent creation and redemption activities, which would increase the number of portfolio transactions. High levels of portfolio transactions may cause higher transaction costs because of increased broker commissions resulting from such transactions and increased taxable capital gains. The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise most of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Fund Performance

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Management

Investment Adviser

Themes Management Company, LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers

Calvin Tsang, CFA, Head of Product Management and Development of the Adviser, Dingxun (Kevin) Shao, Vice President, Product Management and Development of the Adviser and Paul Bartkowiak, Associate Vice President, Portfolio Management of the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund and each has served as portfolio manager since the Fund’s inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.ThemesETFs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Leverage Shares 2X Long ONTO Daily ETF

IMPORTANT INFORMATION REGARDING THE FUND

The Leverage Shares 2X Long ONTO Daily ETF (the “Fund”) seeks daily leveraged investment results and is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the Fund’s objective is to magnify (200%) the daily performance of the publicly traded common stock of Onto Innovation, Inc. (NYSE: ONTO) (“ONTO” or “Underlying Security”). The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from 200% of the return of the Underlying Security for that period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher Underlying Security volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the performance of the Underlying Security is flat, and it is possible that the Fund will lose money even if the performance of the Underlying Security increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day if the price of the Underlying Security falls by more than 50% in one trading day.

Investment Objective

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the common stock of ONTO. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses[3]	0.75%

[1]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (as defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[2]	Estimated for the current fiscal year.
[3]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$77	$242

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the Fund

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-day to 1-year.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Onto Innovation Inc. is a provider of process control tools for the semiconductor industry. The company designs, develops, manufactures and supports metrology and inspection tools, lithography systems and process control analytical software used by semiconductor and advanced packaging device manufacturers. The common stock of Onto Innovation, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-39110 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Principal Risks of Investing in the Fund

An investment in the Fund entails risk. The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund. Additionally, the Fund presents risks that are not traditionally associated with other mutual funds and ETFs. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield or total return. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of the performance of the Underlying Security’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to the Underlying Security. The chart below provides examples of how volatility and its return could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of volatility and performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the Underlying Security; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of the Underlying Security.

During periods of higher Underlying Security volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security’s return is flat. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 54.63%. The Underlying Security’s highest annualized historical volatility rate for any one calendar year during the five-year period was 69.71%. The Underlying Security’s annualized performance for the five-year period ended December 31, 2025 was 27.12%. Historical volatility and performance are not indications of what the Underlying Security’s volatility and performance will be in the future. Volatility for a shorter period of time may have been substantially higher.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if the Underlying Security subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if the Underlying Security does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Underlying Security and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close.

Onto Innovation, Inc. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with the semiconductors and semiconductor equipment industry, Onto Innovation, Inc. faces risks that include, but are not limited to: its operating results are subject to cyclical demand and capital spending patterns in the semiconductor industry; it depends on continued investment by semiconductor manufacturers in advanced process control, metrology, inspection and packaging technologies, and reductions or delays in customer spending could materially adversely affect its revenues; it faces intense competition in the semiconductor equipment markets in which it operates, including from competitors with greater financial, engineering, manufacturing and marketing resources; its business depends on its ability to continuously improve existing products and develop new products, applications and services that meet evolving customer requirements; it is dependent on a limited number of suppliers for certain components, subassemblies and services, and supply disruptions or shortages could adversely affect its manufacturing operations and ability to deliver products; its revenues may be affected by the timing and concentration of customer orders, including orders from a limited number of significant customers; defects, reliability issues or performance problems in its systems or software could result in increased costs, reputational harm and loss of customers; its business is subject to risks associated with international operations, including trade restrictions, export controls, geopolitical developments and foreign currency effects; and its success depends on its ability to maintain worldwide sales, service and applications support and to respond rapidly to changing customer requirements. Any of these risks could have a significant negative impact on the company’s business.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

Swap Agreements. The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Counterparty/Collateral Risk. If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Fund losing money or not being able to meet its daily leveraged investment objective.

In addition, because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or rebalance properly, which may result in significant losses to the Fund, or the Fund may decide to change its leveraged investment objective. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be increased when there is significant market volatility.

Collateral pledged by a counterparty may be insufficient to fully mitigate credit exposure in the event of a default. This risk may arise from declines in collateral value, limited marketability, legal or perfection issues, or challenges in enforcing security interests.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Intraday Investment Risk. The intraday performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the first trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Therefore, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s stated investment objective.

If there is a significant intraday market event and/or the Underlying Security experiences a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close prior to the close of trading on the Exchange (defined below) and experience significant losses.

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. The Fund’s exposure to the Underlying Security is impacted by the Underlying Security’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Underlying Security at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with the Underlying Security. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of the Underlying Security. Any of these factors could decrease the correlation between the performance of the Fund and the Underlying Security and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

Concentration Risk. The Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold more than 25% of its total assets in investments that provide long exposure to the industry to which the Underlying Security is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio that is broadly diversified over several industries or sectors. As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.

Semiconductors and Semiconductor Equipment Industry Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of semiconductor companies. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor industry is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of semiconductor companies have been and likely will continue to be extremely volatile.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective. Global trade policies, including tariffs, could also materially adversely affect the performance of the Fund’s holdings.

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Repurchase Agreements Risk. The Fund may enter into repurchase agreements. In a repurchase agreement, a party sells a security, commonly a U.S. government security, and agrees to buy the security back at a specific price at a specified later time. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intraday (premium) or less than the NAV intraday (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as [The Nasdaq Stock Market LLC] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Early Close/Trading Halt Risk. The risk that an exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may result in a fund being unable to buy or sell certain securities or financial instruments. In these circumstances, a fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Cash Transaction Risk. The Fund will generally effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and will incur brokerage and financing costs related to buying and selling securities or obtaining derivative exposure to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an AP, the Fund will bear such costs, which will decrease the Fund’s net asset value.

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter and meet annual distribution requirements.

The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, including gaining exposure to the Underlying Security through the use of swaps, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders and were ineligible to or were not able to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Non-Diversification Risk. The Fund is considered to be non-diversified. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the Underlying Security’s value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the Underlying Security. Under such circumstances, the market for the Underlying Security may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of the Underlying Security and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for the Underlying Security and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of the Underlying Security and correlated derivative instruments.

Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active secondary market trading of the Shares could cause more frequent creation and redemption activities, which would increase the number of portfolio transactions. High levels of portfolio transactions may cause higher transaction costs because of increased broker commissions resulting from such transactions and increased taxable capital gains. The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise most of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Fund Performance

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Management

Investment Adviser

Themes Management Company, LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers

Calvin Tsang, CFA, Head of Product Management and Development of the Adviser, Dingxun (Kevin) Shao, Vice President, Product Management and Development of the Adviser and Paul Bartkowiak, Associate Vice President, Portfolio Management of the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund and each has served as portfolio manager since the Fund’s inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.ThemesETFs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Leverage Shares 2X Long APH Daily ETF

IMPORTANT INFORMATION REGARDING THE FUND

The Leverage Shares 2X Long APH Daily ETF (the “Fund”) seeks daily leveraged investment results and is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the Fund’s objective is to magnify (200%) the daily performance of the publicly traded common stock of Amphenol Corporation (NYSE: APH) (“APH” or “Underlying Security”). The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from 200% of the return of the Underlying Security for that period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher Underlying Security volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the performance of the Underlying Security is flat, and it is possible that the Fund will lose money even if the performance of the Underlying Security increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day if the price of the Underlying Security falls by more than 50% in one trading day.

Investment Objective

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the common stock of APH. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses[3]	0.75%

[1]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (as defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[2]	Estimated for the current fiscal year.
[3]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$77	$242

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the Fund

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-day to 1-year.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the technology hardware and equipment industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Amphenol Corporation is a manufacturer of interconnect products, including connectors, cable assemblies and related components. The company designs, manufactures and markets products used in a broad range of applications, including communications, information technology and data communications, mobile devices, automotive, industrial, aerospace and defense markets. The common stock of Amphenol Corporation is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 1-10879 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Principal Risks of Investing in the Fund

An investment in the Fund entails risk. The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund. Additionally, the Fund presents risks that are not traditionally associated with other mutual funds and ETFs. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield or total return. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of the performance of the Underlying Security’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to the Underlying Security. The chart below provides examples of how volatility and its return could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of volatility and performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the Underlying Security; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of the Underlying Security.

During periods of higher Underlying Security volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security’s return is flat. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 27.21%. The Underlying Security’s highest annualized historical volatility rate for any one calendar year during the five-year period was 36.70%. The Underlying Security’s annualized performance for the five-year period ended December 31, 2025 was 32.82%. Historical volatility and performance are not indications of what the Underlying Security’s volatility and performance will be in the future. Volatility for a shorter period of time may have been substantially higher.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if the Underlying Security subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if the Underlying Security does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Underlying Security and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close.

Amphenol Corporation Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with the technology hardware and equipment industry, Amphenol Corporation faces risks that include, but are not limited to: its operating results are subject to fluctuations in demand across the diverse end markets it serves, including communications, automotive, industrial and aerospace and defense markets; it is dependent on a diversified but concentrated customer base, and reductions in demand or loss of significant customers could materially adversely affect its revenues; it faces intense competition in the interconnect and electronic components industry, including from competitors with greater resources or lower cost structures; its business requires ongoing investment in product development and innovation to meet evolving customer requirements; it relies on global manufacturing operations and supply chains, and disruptions, including component shortages, logistics constraints or geopolitical developments, could adversely affect its ability to produce and deliver products; increases in raw material costs or supply constraints could adversely affect its margins and operating results; defects or quality issues in its products could result in increased costs, customer claims and reputational harm; its growth strategy includes acquisitions, which involve integration risks and may not achieve expected benefits; and it is exposed to risks associated with international operations, including trade restrictions, export controls, tariffs and foreign currency fluctuations. Any of these risks could have a significant negative impact on the company’s business.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

Swap Agreements. The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Counterparty/Collateral Risk. If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Fund losing money or not being able to meet its daily leveraged investment objective.

In addition, because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or rebalance properly, which may result in significant losses to the Fund, or the Fund may decide to change its leveraged investment objective. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be increased when there is significant market volatility.

Collateral pledged by a counterparty may be insufficient to fully mitigate credit exposure in the event of a default. This risk may arise from declines in collateral value, limited marketability, legal or perfection issues, or challenges in enforcing security interests.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Intraday Investment Risk. The intraday performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the first trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Therefore, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s stated investment objective.

If there is a significant intraday market event and/or the Underlying Security experiences a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close prior to the close of trading on the Exchange (defined below) and experience significant losses.

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. The Fund’s exposure to the Underlying Security is impacted by the Underlying Security’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Underlying Security at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with the Underlying Security. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of the Underlying Security. Any of these factors could decrease the correlation between the performance of the Fund and the Underlying Security and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

Concentration Risk. The Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold more than 25% of its total assets in investments that provide long exposure to the industry to which the Underlying Security is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio that is broadly diversified over several industries or sectors. As of the date of this prospectus, the Underlying Security is assigned to the technology hardware and equipment industry.

Technology Hardware and Equipment Industry Risk. Companies in this industry may experience effects from industry competition, evolving industry standards, product obsolescence, and changing government regulation. These companies may also be affected by risks that affect the broader information technology industry.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective. Global trade policies, including tariffs, could also materially adversely affect the performance of the Fund’s holdings.

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Repurchase Agreements Risk. The Fund may enter into repurchase agreements. In a repurchase agreement, a party sells a security, commonly a U.S. government security, and agrees to buy the security back at a specific price at a specified later time. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intraday (premium) or less than the NAV intraday (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as [The Nasdaq Stock Market LLC] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Early Close/Trading Halt Risk. The risk that an exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may result in a fund being unable to buy or sell certain securities or financial instruments. In these circumstances, a fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Cash Transaction Risk. The Fund will generally effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and will incur brokerage and financing costs related to buying and selling securities or obtaining derivative exposure to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an AP, the Fund will bear such costs, which will decrease the Fund’s net asset value.

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter and meet annual distribution requirements.

The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, including gaining exposure to the Underlying Security through the use of swaps, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders and were ineligible to or were not able to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Non-Diversification Risk. The Fund is considered to be non-diversified. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the Underlying Security’s value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the Underlying Security. Under such circumstances, the market for the Underlying Security may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of the Underlying Security and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for the Underlying Security and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of the Underlying Security and correlated derivative instruments.

Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active secondary market trading of the Shares could cause more frequent creation and redemption activities, which would increase the number of portfolio transactions. High levels of portfolio transactions may cause higher transaction costs because of increased broker commissions resulting from such transactions and increased taxable capital gains. The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise most of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Fund Performance

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Management

Investment Adviser

Themes Management Company, LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers

Calvin Tsang, CFA, Head of Product Management and Development of the Adviser, Dingxun (Kevin) Shao, Vice President, Product Management and Development of the Adviser and Paul Bartkowiak, Associate Vice President, Portfolio Management of the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund and each has served as portfolio manager since the Fund’s inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.ThemesETFs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Leverage Shares 2X Long TEL Daily ETF

IMPORTANT INFORMATION REGARDING THE FUND

The Leverage Shares 2X Long TEL Daily ETF (the “Fund”) seeks daily leveraged investment results and is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the Fund’s objective is to magnify (200%) the daily performance of the publicly traded common stock of TE Connectivity plc (NYSE: TEL) (“TEL” or “Underlying Security”). The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from 200% of the return of the Underlying Security for that period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher Underlying Security volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the performance of the Underlying Security is flat, and it is possible that the Fund will lose money even if the performance of the Underlying Security increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day if the price of the Underlying Security falls by more than 50% in one trading day.

Investment Objective

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the common stock of TEL. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses[3]	0.75%

[1]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (as defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[2]	Estimated for the current fiscal year.
[3]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$77	$242

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the Fund

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-day to 1-year.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the technology hardware and equipment industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

TE Connectivity plc is a manufacturer of connectivity and sensor solutions. The company designs and manufactures products that connect and protect the flow of power and data in a wide range of applications, including transportation, industrial equipment, communications infrastructure, data centers, aerospace and defense, and medical technology. The common stock of TE Connectivity plc is registered as a foreign private issuer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-33260 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Principal Risks of Investing in the Fund

An investment in the Fund entails risk. The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund. Additionally, the Fund presents risks that are not traditionally associated with other mutual funds and ETFs. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield or total return. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of the performance of the Underlying Security’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to the Underlying Security. The chart below provides examples of how volatility and its return could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of volatility and performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the Underlying Security; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of the Underlying Security.

During periods of higher Underlying Security volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security’s return is flat. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 26.54%. The Underlying Security’s highest annualized historical volatility rate for any one calendar year during the five-year period was 33.30%. The Underlying Security’s annualized performance for the five-year period ended December 31, 2025 was 13.45%. Historical volatility and performance are not indications of what the Underlying Security’s volatility and performance will be in the future. Volatility for a shorter period of time may have been substantially higher.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if the Underlying Security subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if the Underlying Security does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Underlying Security and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close.

TE Connectivity plc Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with the technology hardware and equipment industry, TE Connectivity plc faces risks that include, but are not limited to: its operating results are subject to fluctuations in demand across the diverse end markets it serves, including transportation, industrial, communications and medical markets; it is dependent on a broad but concentrated customer base and reductions in demand from significant customers could materially adversely affect its revenues; it faces intense competition in the connectivity and sensor solutions industry, including from competitors with greater resources or lower cost structures; its business requires ongoing investment in research and development and product innovation to maintain competitiveness; it relies on global manufacturing operations and supply chains, and disruptions, including component shortages, logistics constraints or geopolitical developments, could adversely affect its ability to produce and deliver products; increases in raw material costs or supply constraints could adversely affect its margins and operating results; defects or quality issues in its products could result in increased costs, customer claims and reputational harm; its growth strategy includes acquisitions, which involve integration risks and may not achieve expected benefits; and it is exposed to risks associated with international operations, including trade restrictions, export controls, tariffs, foreign currency fluctuations and geopolitical developments. Any of these risks could have a significant negative impact on the company’s business.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

Swap Agreements. The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Counterparty/Collateral Risk. If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Fund losing money or not being able to meet its daily leveraged investment objective.

In addition, because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or rebalance properly, which may result in significant losses to the Fund, or the Fund may decide to change its leveraged investment objective. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be increased when there is significant market volatility.

Collateral pledged by a counterparty may be insufficient to fully mitigate credit exposure in the event of a default. This risk may arise from declines in collateral value, limited marketability, legal or perfection issues, or challenges in enforcing security interests.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Intraday Investment Risk. The intraday performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the first trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Therefore, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s stated investment objective.

If there is a significant intraday market event and/or the Underlying Security experiences a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close prior to the close of trading on the Exchange (defined below) and experience significant losses.

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. The Fund’s exposure to the Underlying Security is impacted by the Underlying Security’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Underlying Security at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with the Underlying Security. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of the Underlying Security. Any of these factors could decrease the correlation between the performance of the Fund and the Underlying Security and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

Concentration Risk. The Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold more than 25% of its total assets in investments that provide long exposure to the industry to which the Underlying Security is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio that is broadly diversified over several industries or sectors. As of the date of this prospectus, the Underlying Security is assigned to the technology hardware and equipment industry.

Technology Hardware and Equipment Industry Risk. Companies in this industry may experience effects from industry competition, evolving industry standards, product obsolescence, and changing government regulation. These companies may also be affected by risks that affect the broader information technology industry.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective. Global trade policies, including tariffs, could also materially adversely affect the performance of the Fund’s holdings.

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Repurchase Agreements Risk. The Fund may enter into repurchase agreements. In a repurchase agreement, a party sells a security, commonly a U.S. government security, and agrees to buy the security back at a specific price at a specified later time. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intraday (premium) or less than the NAV intraday (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as [The Nasdaq Stock Market LLC] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Early Close/Trading Halt Risk. The risk that an exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may result in a fund being unable to buy or sell certain securities or financial instruments. In these circumstances, a fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Cash Transaction Risk. The Fund will generally effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and will incur brokerage and financing costs related to buying and selling securities or obtaining derivative exposure to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an AP, the Fund will bear such costs, which will decrease the Fund’s net asset value.

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter and meet annual distribution requirements.

The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, including gaining exposure to the Underlying Security through the use of swaps, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders and were ineligible to or were not able to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Non-Diversification Risk. The Fund is considered to be non-diversified. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the Underlying Security’s value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the Underlying Security. Under such circumstances, the market for the Underlying Security may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of the Underlying Security and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for the Underlying Security and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of the Underlying Security and correlated derivative instruments.

Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active secondary market trading of the Shares could cause more frequent creation and redemption activities, which would increase the number of portfolio transactions. High levels of portfolio transactions may cause higher transaction costs because of increased broker commissions resulting from such transactions and increased taxable capital gains. The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise most of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Fund Performance

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Management

Investment Adviser

Themes Management Company, LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers

Calvin Tsang, CFA, Head of Product Management and Development of the Adviser, Dingxun (Kevin) Shao, Vice President, Product Management and Development of the Adviser and Paul Bartkowiak, Associate Vice President, Portfolio Management of the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund and each has served as portfolio manager since the Fund’s inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.ThemesETFs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Leverage Shares 2X Long FN Daily ETF

IMPORTANT INFORMATION REGARDING THE FUND

The Leverage Shares 2X Long FN Daily ETF (the “Fund”) seeks daily leveraged investment results and is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the Fund’s objective is to magnify (200%) the daily performance of the publicly traded common stock of Fabrinet (NYSE: FN) (“FN” or “Underlying Security”). The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from 200% of the return of the Underlying Security for that period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher Underlying Security volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the performance of the Underlying Security is flat, and it is possible that the Fund will lose money even if the performance of the Underlying Security increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day if the price of the Underlying Security falls by more than 50% in one trading day.

Investment Objective

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the common stock of FN. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses[3]	0.75%

[1]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (as defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[2]	Estimated for the current fiscal year.
[3]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$77	$242

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the Fund

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-day to 1-year.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the technology hardware and equipment industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Fabrinet is a provider of advanced optical packaging and precision optical, electro-mechanical and electronic manufacturing services. The company offers design, engineering, manufacturing and supply chain services primarily to original equipment manufacturers in the optical communications, industrial lasers, automotive, medical and other advanced technology industries. The common stock of Fabrinet is registered as a foreign private issuer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-34775 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Principal Risks of Investing in the Fund

An investment in the Fund entails risk. The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund. Additionally, the Fund presents risks that are not traditionally associated with other mutual funds and ETFs. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield or total return. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of the performance of the Underlying Security’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to the Underlying Security. The chart below provides examples of how volatility and its return could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of volatility and performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the Underlying Security; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of the Underlying Security.

During periods of higher Underlying Security volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security’s return is flat. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 48.94%. The Underlying Security’s highest annualized historical volatility rate for any one calendar year during the five-year period was 63.31%. The Underlying Security’s annualized performance for the five-year period ended December 31, 2025 was 42.46%. Historical volatility and performance are not indications of what the Underlying Security’s volatility and performance will be in the future. Volatility for a shorter period of time may have been substantially higher.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if the Underlying Security subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if the Underlying Security does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Underlying Security and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close.

Fabrinet Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with the technology hardware and equipment industry, Fabrinet faces risks that include, but are not limited to: its operating results are dependent on demand from a limited number of significant customers and the loss or reduction of business from such customers could materially adversely affect its revenues; its business is subject to fluctuations in demand across the optical communications, industrial and other end markets it serves; it faces competition from other contract manufacturers and vertically integrated competitors, including those with lower cost structures; it relies on a limited number of manufacturing facilities, primarily located in Thailand, and disruptions, including natural disasters, political instability, labor issues or infrastructure constraints, could materially adversely affect its operations; it depends on its ability to manage complex manufacturing processes and supply chains, and disruptions or component shortages could adversely affect its ability to meet customer demand; its success depends on its ability to maintain long-term relationships with key customers and to secure new business from existing and new customers; defects or quality issues in its products could result in increased costs, customer claims and loss of business; it is exposed to risks associated with international operations, including foreign currency fluctuations, trade restrictions, export controls and geopolitical developments; and its business requires ongoing investment in manufacturing capabilities and process improvements to remain competitive. Any of these risks could have a significant negative impact on the company’s business.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

Swap Agreements. The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Counterparty/Collateral Risk. If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Fund losing money or not being able to meet its daily leveraged investment objective.

In addition, because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or rebalance properly, which may result in significant losses to the Fund, or the Fund may decide to change its leveraged investment objective. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be increased when there is significant market volatility.

Collateral pledged by a counterparty may be insufficient to fully mitigate credit exposure in the event of a default. This risk may arise from declines in collateral value, limited marketability, legal or perfection issues, or challenges in enforcing security interests.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Intraday Investment Risk. The intraday performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the first trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Therefore, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s stated investment objective.

If there is a significant intraday market event and/or the Underlying Security experiences a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close prior to the close of trading on the Exchange (defined below) and experience significant losses.

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. The Fund’s exposure to the Underlying Security is impacted by the Underlying Security’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Underlying Security at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with the Underlying Security. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of the Underlying Security. Any of these factors could decrease the correlation between the performance of the Fund and the Underlying Security and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

Concentration Risk. The Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold more than 25% of its total assets in investments that provide long exposure to the industry to which the Underlying Security is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio that is broadly diversified over several industries or sectors. As of the date of this prospectus, the Underlying Security is assigned to the technology hardware and equipment industry.

Technology Hardware and Equipment Industry Risk. Companies in this industry may experience effects from industry competition, evolving industry standards, product obsolescence, and changing government regulation. These companies may also be affected by risks that affect the broader information technology industry.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective. Global trade policies, including tariffs, could also materially adversely affect the performance of the Fund’s holdings.

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Repurchase Agreements Risk. The Fund may enter into repurchase agreements. In a repurchase agreement, a party sells a security, commonly a U.S. government security, and agrees to buy the security back at a specific price at a specified later time. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intraday (premium) or less than the NAV intraday (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as [The Nasdaq Stock Market LLC] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Early Close/Trading Halt Risk. The risk that an exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may result in a fund being unable to buy or sell certain securities or financial instruments. In these circumstances, a fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Cash Transaction Risk. The Fund will generally effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and will incur brokerage and financing costs related to buying and selling securities or obtaining derivative exposure to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an AP, the Fund will bear such costs, which will decrease the Fund’s net asset value.

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter and meet annual distribution requirements.

The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, including gaining exposure to the Underlying Security through the use of swaps, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders and were ineligible to or were not able to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Non-Diversification Risk. The Fund is considered to be non-diversified. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the Underlying Security’s value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the Underlying Security. Under such circumstances, the market for the Underlying Security may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of the Underlying Security and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for the Underlying Security and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of the Underlying Security and correlated derivative instruments.

Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active secondary market trading of the Shares could cause more frequent creation and redemption activities, which would increase the number of portfolio transactions. High levels of portfolio transactions may cause higher transaction costs because of increased broker commissions resulting from such transactions and increased taxable capital gains. The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise most of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Fund Performance

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Management

Investment Adviser

Themes Management Company, LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers

Calvin Tsang, CFA, Head of Product Management and Development of the Adviser, Dingxun (Kevin) Shao, Vice President, Product Management and Development of the Adviser and Paul Bartkowiak, Associate Vice President, Portfolio Management of the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund and each has served as portfolio manager since the Fund’s inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.ThemesETFs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Leverage Shares 2X Long JBL Daily ETF

IMPORTANT INFORMATION REGARDING THE FUND

The Leverage Shares 2X Long JBL Daily ETF (the “Fund”) seeks daily leveraged investment results and is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the Fund’s objective is to magnify (200%) the daily performance of the publicly traded common stock of Jabil, Inc. (NYSE: JBL) (“JBL” or “Underlying Security”). The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from 200% of the return of the Underlying Security for that period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher Underlying Security volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the performance of the Underlying Security is flat, and it is possible that the Fund will lose money even if the performance of the Underlying Security increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day if the price of the Underlying Security falls by more than 50% in one trading day.

Investment Objective

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the common stock of JBL. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses[3]	0.75%

[1]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (as defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[2]	Estimated for the current fiscal year.
[3]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$77	$242

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the Fund

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-day to 1-year.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the technology hardware and equipment industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Jabil Inc. is a manufacturing solutions provider that offers comprehensive design, manufacturing, supply chain and product management services. The company serves a broad range of end markets, including electronics, healthcare, automotive, industrial, cloud and data center infrastructure, and communications. The common stock of Jabil Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-14063 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Principal Risks of Investing in the Fund

An investment in the Fund entails risk. The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund. Additionally, the Fund presents risks that are not traditionally associated with other mutual funds and ETFs. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield or total return. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of the performance of the Underlying Security’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to the Underlying Security. The chart below provides examples of how volatility and its return could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of volatility and performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the Underlying Security; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of the Underlying Security.

During periods of higher Underlying Security volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security’s return is flat. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 36.26%. The Underlying Security’s highest annualized historical volatility rate for any one calendar year during the five-year period was 40.27%. The Underlying Security’s annualized performance for the five-year period ended December 31, 2025 was 39.91%. Historical volatility and performance are not indications of what the Underlying Security’s volatility and performance will be in the future. Volatility for a shorter period of time may have been substantially higher.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if the Underlying Security subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if the Underlying Security does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Underlying Security and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close.

Jabil Inc. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with the technology hardware and equipment industry, Jabil Inc. faces risks that include, but are not limited to: its operating results are dependent on demand from a limited number of significant customers and end markets, and the loss or reduction of business from such customers could materially adversely affect its revenues; its business is subject to fluctuations in demand across the industries it serves, including electronics, automotive, healthcare and cloud infrastructure markets; it faces intense competition in the electronics manufacturing services industry, including from competitors with lower cost structures or greater scale; it relies on complex global supply chains and manufacturing operations, and disruptions, component shortages, labor constraints or geopolitical developments could adversely affect its ability to meet customer demand; its business depends on its ability to manage costs, including raw materials, logistics and labor, and increases in such costs could adversely affect its margins; defects or quality issues in its products or services could result in increased costs, customer claims and reputational harm; its growth strategy includes acquisitions and strategic investments, which involve integration risks and may not achieve expected benefits; it may be subject to risks associated with customer programs, including pricing pressure, contract terms and program transitions; and it is exposed to risks associated with international operations, including foreign currency fluctuations, trade restrictions, export controls and geopolitical developments. Any of these risks could have a significant negative impact on the company’s business.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

Swap Agreements. The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Counterparty/Collateral Risk. If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Fund losing money or not being able to meet its daily leveraged investment objective.

In addition, because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or rebalance properly, which may result in significant losses to the Fund, or the Fund may decide to change its leveraged investment objective. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be increased when there is significant market volatility.

Collateral pledged by a counterparty may be insufficient to fully mitigate credit exposure in the event of a default. This risk may arise from declines in collateral value, limited marketability, legal or perfection issues, or challenges in enforcing security interests.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Intraday Investment Risk. The intraday performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the first trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Therefore, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s stated investment objective.

If there is a significant intraday market event and/or the Underlying Security experiences a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close prior to the close of trading on the Exchange (defined below) and experience significant losses.

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. The Fund’s exposure to the Underlying Security is impacted by the Underlying Security’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Underlying Security at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with the Underlying Security. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of the Underlying Security. Any of these factors could decrease the correlation between the performance of the Fund and the Underlying Security and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

Concentration Risk. The Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold more than 25% of its total assets in investments that provide long exposure to the industry to which the Underlying Security is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio that is broadly diversified over several industries or sectors. As of the date of this prospectus, the Underlying Security is assigned to the technology hardware and equipment industry.

Technology Hardware and Equipment Industry Risk. Companies in this industry may experience effects from industry competition, evolving industry standards, product obsolescence, and changing government regulation. These companies may also be affected by risks that affect the broader information technology industry.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective. Global trade policies, including tariffs, could also materially adversely affect the performance of the Fund’s holdings.

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Repurchase Agreements Risk. The Fund may enter into repurchase agreements. In a repurchase agreement, a party sells a security, commonly a U.S. government security, and agrees to buy the security back at a specific price at a specified later time. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intraday (premium) or less than the NAV intraday (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as [The Nasdaq Stock Market LLC] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Early Close/Trading Halt Risk. The risk that an exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may result in a fund being unable to buy or sell certain securities or financial instruments. In these circumstances, a fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Cash Transaction Risk. The Fund will generally effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and will incur brokerage and financing costs related to buying and selling securities or obtaining derivative exposure to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an AP, the Fund will bear such costs, which will decrease the Fund’s net asset value.

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter and meet annual distribution requirements.

The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, including gaining exposure to the Underlying Security through the use of swaps, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders and were ineligible to or were not able to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Non-Diversification Risk. The Fund is considered to be non-diversified. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the Underlying Security’s value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the Underlying Security. Under such circumstances, the market for the Underlying Security may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of the Underlying Security and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for the Underlying Security and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of the Underlying Security and correlated derivative instruments.

Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active secondary market trading of the Shares could cause more frequent creation and redemption activities, which would increase the number of portfolio transactions. High levels of portfolio transactions may cause higher transaction costs because of increased broker commissions resulting from such transactions and increased taxable capital gains. The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise most of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Fund Performance

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Management

Investment Adviser

Themes Management Company, LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers

Calvin Tsang, CFA, Head of Product Management and Development of the Adviser, Dingxun (Kevin) Shao, Vice President, Product Management and Development of the Adviser and Paul Bartkowiak, Associate Vice President, Portfolio Management of the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund and each has served as portfolio manager since the Fund’s inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.ThemesETFs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Leverage Shares 2X Long KEYS Daily ETF

IMPORTANT INFORMATION REGARDING THE FUND

The Leverage Shares 2X Long KEYS Daily ETF (the “Fund”) seeks daily leveraged investment results and is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the Fund’s objective is to magnify (200%) the daily performance of the publicly traded common stock of Keysight Technologies, Inc., (NYSE: KEYS) (“KEYS” or “Underlying Security”). The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from 200% of the return of the Underlying Security for that period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher Underlying Security volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the performance of the Underlying Security is flat, and it is possible that the Fund will lose money even if the performance of the Underlying Security increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day if the price of the Underlying Security falls by more than 50% in one trading day.

Investment Objective

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the common stock of KEYS. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses[3]	0.75%

[1]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (as defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[2]	Estimated for the current fiscal year.
[3]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$77	$242

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the Fund

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-day to 1-year.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the technology hardware and equipment industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Keysight Technologies, Inc. is a provider of electronic design and test solutions. The company designs, develops and markets hardware and software products and services used in the design, development, manufacturing, installation, deployment and operation of electronics equipment and networks across communications, aerospace, defense, automotive, energy and general electronics industries. The common stock of Keysight Technologies, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-36334 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Principal Risks of Investing in the Fund

An investment in the Fund entails risk. The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund. Additionally, the Fund presents risks that are not traditionally associated with other mutual funds and ETFs. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield or total return. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of the performance of the Underlying Security’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to the Underlying Security. The chart below provides examples of how volatility and its return could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of volatility and performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the Underlying Security; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of the Underlying Security.

During periods of higher Underlying Security volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security’s return is flat. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 30.37%. The Underlying Security’s highest annualized historical volatility rate for any one calendar year during the five-year period was 33.59%. The Underlying Security’s annualized performance for the five-year period ended December 31, 2025 was 8.99%. Historical volatility and performance are not indications of what the Underlying Security’s volatility and performance will be in the future. Volatility for a shorter period of time may have been substantially higher.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if the Underlying Security subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if the Underlying Security does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Underlying Security and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close.

Keysight Technologies, Inc. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with the technology hardware and equipment industry, Keysight Technologies, Inc. faces risks that include, but are not limited to: its operating results are subject to fluctuations in demand and capital spending cycles across the communications, aerospace, defense, automotive and electronics industries it serves; it is dependent on a diversified but concentrated customer base and reductions in demand or delays in customer spending could materially adversely affect its revenues; it faces intense competition in the electronic test and measurement industry, including from competitors with greater resources or lower cost structures; its business requires ongoing investment in research and development and product innovation to maintain competitiveness; it relies on global supply chains and third-party suppliers, and disruptions, component shortages or geopolitical developments could adversely affect its ability to manufacture and deliver products; its revenues may be impacted by the timing of large customer orders and project-based demand; defects or quality issues in its products or software could result in increased costs, customer claims and reputational harm; its growth strategy includes acquisitions, which involve integration risks and may not achieve expected benefits; and it is exposed to risks associated with international operations, including export controls, trade restrictions, tariffs, foreign currency fluctuations and geopolitical developments. Any of these risks could have a significant negative impact on the company’s business.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

Swap Agreements. The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Counterparty/Collateral Risk. If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Fund losing money or not being able to meet its daily leveraged investment objective.

In addition, because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or rebalance properly, which may result in significant losses to the Fund, or the Fund may decide to change its leveraged investment objective. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be increased when there is significant market volatility.

Collateral pledged by a counterparty may be insufficient to fully mitigate credit exposure in the event of a default. This risk may arise from declines in collateral value, limited marketability, legal or perfection issues, or challenges in enforcing security interests.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Intraday Investment Risk. The intraday performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the first trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Therefore, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s stated investment objective.

If there is a significant intraday market event and/or the Underlying Security experiences a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close prior to the close of trading on the Exchange (defined below) and experience significant losses.

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. The Fund’s exposure to the Underlying Security is impacted by the Underlying Security’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Underlying Security at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with the Underlying Security. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of the Underlying Security. Any of these factors could decrease the correlation between the performance of the Fund and the Underlying Security and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

Concentration Risk. The Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold more than 25% of its total assets in investments that provide long exposure to the industry to which the Underlying Security is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio that is broadly diversified over several industries or sectors. As of the date of this prospectus, the Underlying Security is assigned to the technology hardware and equipment industry.

Technology Hardware and Equipment Industry Risk. Companies in this industry may experience effects from industry competition, evolving industry standards, product obsolescence, and changing government regulation. These companies may also be affected by risks that affect the broader information technology industry.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective. Global trade policies, including tariffs, could also materially adversely affect the performance of the Fund’s holdings.

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Repurchase Agreements Risk. The Fund may enter into repurchase agreements. In a repurchase agreement, a party sells a security, commonly a U.S. government security, and agrees to buy the security back at a specific price at a specified later time. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intraday (premium) or less than the NAV intraday (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as [The Nasdaq Stock Market LLC] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Early Close/Trading Halt Risk. The risk that an exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may result in a fund being unable to buy or sell certain securities or financial instruments. In these circumstances, a fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Cash Transaction Risk. The Fund will generally effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and will incur brokerage and financing costs related to buying and selling securities or obtaining derivative exposure to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an AP, the Fund will bear such costs, which will decrease the Fund’s net asset value.

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter and meet annual distribution requirements.

The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, including gaining exposure to the Underlying Security through the use of swaps, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders and were ineligible to or were not able to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Non-Diversification Risk. The Fund is considered to be non-diversified. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the Underlying Security’s value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the Underlying Security. Under such circumstances, the market for the Underlying Security may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of the Underlying Security and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for the Underlying Security and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of the Underlying Security and correlated derivative instruments.

Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active secondary market trading of the Shares could cause more frequent creation and redemption activities, which would increase the number of portfolio transactions. High levels of portfolio transactions may cause higher transaction costs because of increased broker commissions resulting from such transactions and increased taxable capital gains. The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise most of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Fund Performance

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Management

Investment Adviser

Themes Management Company, LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers

Calvin Tsang, CFA, Head of Product Management and Development of the Adviser, Dingxun (Kevin) Shao, Vice President, Product Management and Development of the Adviser and Paul Bartkowiak, Associate Vice President, Portfolio Management of the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund and each has served as portfolio manager since the Fund’s inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.ThemesETFs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Leverage Shares 2X Long ASX Daily ETF

IMPORTANT INFORMATION REGARDING THE FUND

The Leverage Shares 2X Long ASX Daily ETF (the “Fund”) seeks daily leveraged investment results and is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the Fund’s objective is to magnify (200%) the daily performance of the American Depositary Agreement (“ADR”) ASE Technology Holding Co., Ltd. (NYSE: ASX) (“ASX” or “Underlying Security”). The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from 200% of the return of the Underlying Security for that period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher Underlying Security volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the performance of the Underlying Security is flat, and it is possible that the Fund will lose money even if the performance of the Underlying Security increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day if the price of the Underlying Security falls by more than 50% in one trading day.

Investment Objective

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the in the price of the ADR of ASX. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses[3]	0.75%

[1]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (as defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[2]	Estimated for the current fiscal year.
[3]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$77	$242

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the Fund

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-day to 1-year.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

ASE Technology Holding Co., Ltd. is a provider of semiconductor assembly, testing and packaging services. The company offers a range of services, including semiconductor packaging, testing, electronic manufacturing services and related solutions, serving customers in the communications, computing, consumer electronics, automotive and industrial markets. The common stock of ASE Technology Holding Co., Ltd. is registered as a foreign private issuer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-16125 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

The Fund will enter into swap agreements and options contracts based on ASX, which is an ADR. ADRs provide U.S. investors access to foreign stocks on domestic exchanges but can exhibit pricing differences compared to the underlying foreign stocks. These differences stem from factors such as currency fluctuations, market dynamics, liquidity variances, and tax implications. Additionally, corporate actions and ADR fees and expenses can contribute to disparities in pricing between ADRs and the foreign stocks they represent.

This document relates only to the securities offered hereby and does not relate to the shares of the ADR or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Principal Risks of Investing in the Fund

An investment in the Fund entails risk. The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund. Additionally, the Fund presents risks that are not traditionally associated with other mutual funds and ETFs. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield or total return. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of the performance of the Underlying Security’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to the Underlying Security. The chart below provides examples of how volatility and its return could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of volatility and performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the Underlying Security; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of the Underlying Security.

During periods of higher Underlying Security volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security’s return is flat. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 39.82%. The Underlying Security’s highest annualized historical volatility rate for any one calendar year during the five-year period was 45.94%. The Underlying Security’s annualized performance for the five-year period ended December 31, 2025 was 22.48%. Historical volatility and performance are not indications of what the Underlying Security’s volatility and performance will be in the future. Volatility for a shorter period of time may have been substantially higher.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if the Underlying Security subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if the Underlying Security does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Underlying Security and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close.

ASE Technology Holding Co., Ltd. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with the semiconductors and semiconductor equipment industry, ASE Technology Holding Co., Ltd. faces risks that include, but are not limited to: its operating results are subject to cyclical demand and pricing pressures in the semiconductor industry; it is dependent on a limited number of significant customers and fluctuations in demand from such customers could materially adversely affect its revenues; it faces intense competition in the semiconductor assembly and testing industry, including from competitors with greater scale or lower cost structures; its business is capital intensive and requires substantial ongoing investments in manufacturing facilities, equipment and advanced packaging technologies; it relies on manufacturing operations concentrated in specific geographic regions, including Taiwan and other parts of Asia, and disruptions, including natural disasters, geopolitical tensions or supply chain constraints, could materially adversely affect its operations; its success depends on its ability to develop and commercialize advanced packaging technologies and to meet evolving customer requirements; it is exposed to risks associated with international operations, including export controls, trade restrictions and geopolitical developments; increases in costs of raw materials, labor or energy could adversely affect its margins; and defects or quality issues in its services could result in increased costs, customer claims and loss of business. Any of these risks could have a significant negative impact on the company’s business.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

Swap Agreements. The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Counterparty/Collateral Risk. If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Fund losing money or not being able to meet its daily leveraged investment objective.

In addition, because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or rebalance properly, which may result in significant losses to the Fund, or the Fund may decide to change its leveraged investment objective. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be increased when there is significant market volatility.

Collateral pledged by a counterparty may be insufficient to fully mitigate credit exposure in the event of a default. This risk may arise from declines in collateral value, limited marketability, legal or perfection issues, or challenges in enforcing security interests.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Risks of Investing in China. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represent a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. The Public Company Accounting Oversight Board (“PCAOB”), which regulates auditors of U.S. public companies, has warned that it lacks the ability to inspect audit work and practices of PCAOB-registered accounting firms in China and Hong Kong. The PCAOB’s limited ability to oversee the operations of accounting firms in China and Hong Kong means that inaccurate or incomplete financial records of an issuer’s operations may not be detected, which could negatively impact the Fund’s investments in such companies. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. International trade tensions may arise from time to time which can result in trade tariffs, embargoes, trade limitations, trade wars and other negative consequences. These consequences may trigger a reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry with a potentially severe negative impact to the Fund. Additionally, the U.S. has added certain foreign technology companies to the U.S. Department of Commerce’s Bureau of Industry and Security’s “Entity List,” which is a list of companies believed to pose a national security risk to the U.S. U.S. investors may also be barred by U.S. authorities from investing in certain companies, including those with ties to the military, intelligence, and security services in China. Actions like these may have unanticipated and disruptive effects on the Chinese economy. Any such response that targets Chinese financial markets or securities exchanges could interfere with orderly trading, delay settlement or cause market disruptions.

Intraday Investment Risk. The intraday performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the first trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Therefore, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s stated investment objective.

If there is a significant intraday market event and/or the Underlying Security experiences a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close prior to the close of trading on the Exchange (defined below) and experience significant losses.

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. The Fund’s exposure to the Underlying Security is impacted by the Underlying Security’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Underlying Security at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with the Underlying Security. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of the Underlying Security. Any of these factors could decrease the correlation between the performance of the Fund and the Underlying Security and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

Concentration Risk. The Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold more than 25% of its total assets in investments that provide long exposure to the industry to which the Underlying Security is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio that is broadly diversified over several industries or sectors. As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.

Semiconductors and Semiconductor Equipment Industry Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of semiconductor companies. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor industry is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of semiconductor companies have been and likely will continue to be extremely volatile.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective. Global trade policies, including tariffs, could also materially adversely affect the performance of the Fund’s holdings.

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Repurchase Agreements Risk. The Fund may enter into repurchase agreements. In a repurchase agreement, a party sells a security, commonly a U.S. government security, and agrees to buy the security back at a specific price at a specified later time. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intraday (premium) or less than the NAV intraday (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as [The Nasdaq Stock Market LLC] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Early Close/Trading Halt Risk. The risk that an exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may result in a fund being unable to buy or sell certain securities or financial instruments. In these circumstances, a fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Cash Transaction Risk. The Fund will generally effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and will incur brokerage and financing costs related to buying and selling securities or obtaining derivative exposure to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an AP, the Fund will bear such costs, which will decrease the Fund’s net asset value.

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter and meet annual distribution requirements.

The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, including gaining exposure to the Underlying Security through the use of swaps, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders and were ineligible to or were not able to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Non-Diversification Risk. The Fund is considered to be non-diversified. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the Underlying Security’s value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the Underlying Security. Under such circumstances, the market for the Underlying Security may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of the Underlying Security and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for the Underlying Security and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of the Underlying Security and correlated derivative instruments.

Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active secondary market trading of the Shares could cause more frequent creation and redemption activities, which would increase the number of portfolio transactions. High levels of portfolio transactions may cause higher transaction costs because of increased broker commissions resulting from such transactions and increased taxable capital gains. The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise most of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Fund Performance

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Management

Investment Adviser

Themes Management Company, LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers

Calvin Tsang, CFA, Head of Product Management and Development of the Adviser, Dingxun (Kevin) Shao, Vice President, Product Management and Development of the Adviser and Paul Bartkowiak, Associate Vice President, Portfolio Management of the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund and each has served as portfolio manager since the Fund’s inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.ThemesETFs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Leverage Shares 2X Long HPE Daily ETF

IMPORTANT INFORMATION REGARDING THE FUND

The Leverage Shares 2X Long HPE Daily ETF (the “Fund”) seeks daily leveraged investment results and is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the Fund’s objective is to magnify (200%) the daily performance of the publicly traded common stock of Hewlett Packard Enterprise Company (NYSE: HPE) (“HPE” or “Underlying Security”). The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from 200% of the return of the Underlying Security for that period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher Underlying Security volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the performance of the Underlying Security is flat, and it is possible that the Fund will lose money even if the performance of the Underlying Security increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day if the price of the Underlying Security falls by more than 50% in one trading day.

Investment Objective

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the common stock of HPE. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses[3]	0.75%

[1]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (as defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[2]	Estimated for the current fiscal year.
[3]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$77	$242

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the Fund

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-day to 1-year.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the technology hardware and equipment industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Hewlett Packard Enterprise Company is an enterprise technology company that provides solutions for computing, storage, networking and related services. The company offers products and services that support data processing, cloud computing, edge computing and information technology infrastructure for enterprise customers across a range of industries. The common stock of Hewlett Packard Enterprise Company is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 001-37483 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Principal Risks of Investing in the Fund

An investment in the Fund entails risk. The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund. Additionally, the Fund presents risks that are not traditionally associated with other mutual funds and ETFs. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield or total return. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of the performance of the Underlying Security’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to the Underlying Security. The chart below provides examples of how volatility and its return could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of volatility and performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the Underlying Security; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of the Underlying Security.

During periods of higher Underlying Security volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security’s return is flat. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 35.51%. The Underlying Security’s highest annualized historical volatility rate for any one calendar year during the five-year period was 44.89%. The Underlying Security’s annualized performance for the five-year period ended December 31, 2025 was 15.18%. Historical volatility and performance are not indications of what the Underlying Security’s volatility and performance will be in the future. Volatility for a shorter period of time may have been substantially higher.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if the Underlying Security subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if the Underlying Security does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Underlying Security and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close.

Hewlett Packard Enterprise Company Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with the technology hardware and equipment industry, Hewlett Packard Enterprise Company faces risks that include, but are not limited to: its operating results are subject to fluctuations in demand for enterprise information technology infrastructure, including servers, storage and networking solutions; it faces intense competition in the information technology and enterprise infrastructure markets, including from companies with greater scale or resources; its business depends on continued innovation and the development of new products and services, including hybrid cloud and edge computing solutions, to meet evolving customer requirements; it relies on global supply chains and third-party suppliers, and disruptions, component shortages or geopolitical developments could adversely affect its ability to deliver products; its revenues and margins may be impacted by pricing pressure, product mix and changes in customer spending patterns; its business includes a significant services and financing component, which exposes it to credit risk and residual value risk; its growth strategy includes acquisitions and strategic partnerships, which involve integration risks and may not achieve expected benefits; defects or quality issues in its products or services could result in increased costs, customer claims and reputational harm; and it is exposed to risks associated with international operations, including foreign currency fluctuations, trade restrictions, export controls and geopolitical developments. Any of these risks could have a significant negative impact on the company’s business.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

Swap Agreements. The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Counterparty/Collateral Risk. If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Fund losing money or not being able to meet its daily leveraged investment objective.

In addition, because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or rebalance properly, which may result in significant losses to the Fund, or the Fund may decide to change its leveraged investment objective. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be increased when there is significant market volatility.

Collateral pledged by a counterparty may be insufficient to fully mitigate credit exposure in the event of a default. This risk may arise from declines in collateral value, limited marketability, legal or perfection issues, or challenges in enforcing security interests.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Intraday Investment Risk. The intraday performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the first trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Therefore, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s stated investment objective.

If there is a significant intraday market event and/or the Underlying Security experiences a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close prior to the close of trading on the Exchange (defined below) and experience significant losses.

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. The Fund’s exposure to the Underlying Security is impacted by the Underlying Security’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Underlying Security at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with the Underlying Security. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of the Underlying Security. Any of these factors could decrease the correlation between the performance of the Fund and the Underlying Security and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

Concentration Risk. The Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold more than 25% of its total assets in investments that provide long exposure to the industry to which the Underlying Security is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio that is broadly diversified over several industries or sectors. As of the date of this prospectus, the Underlying Security is assigned to the technology hardware and equipment industry.

Technology Hardware and Equipment Industry Risk. Companies in this industry may experience effects from industry competition, evolving industry standards, product obsolescence, and changing government regulation. These companies may also be affected by risks that affect the broader information technology industry.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective. Global trade policies, including tariffs, could also materially adversely affect the performance of the Fund’s holdings.

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Repurchase Agreements Risk. The Fund may enter into repurchase agreements. In a repurchase agreement, a party sells a security, commonly a U.S. government security, and agrees to buy the security back at a specific price at a specified later time. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intraday (premium) or less than the NAV intraday (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as [The Nasdaq Stock Market LLC] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Early Close/Trading Halt Risk. The risk that an exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may result in a fund being unable to buy or sell certain securities or financial instruments. In these circumstances, a fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Cash Transaction Risk. The Fund will generally effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and will incur brokerage and financing costs related to buying and selling securities or obtaining derivative exposure to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an AP, the Fund will bear such costs, which will decrease the Fund’s net asset value.

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter and meet annual distribution requirements.

The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, including gaining exposure to the Underlying Security through the use of swaps, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders and were ineligible to or were not able to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Non-Diversification Risk. The Fund is considered to be non-diversified. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the Underlying Security’s value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the Underlying Security. Under such circumstances, the market for the Underlying Security may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of the Underlying Security and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for the Underlying Security and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of the Underlying Security and correlated derivative instruments.

Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active secondary market trading of the Shares could cause more frequent creation and redemption activities, which would increase the number of portfolio transactions. High levels of portfolio transactions may cause higher transaction costs because of increased broker commissions resulting from such transactions and increased taxable capital gains. The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise most of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Fund Performance

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Management

Investment Adviser

Themes Management Company, LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers

Calvin Tsang, CFA, Head of Product Management and Development of the Adviser, Dingxun (Kevin) Shao, Vice President, Product Management and Development of the Adviser and Paul Bartkowiak, Associate Vice President, Portfolio Management of the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund and each has served as portfolio manager since the Fund’s inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.ThemesETFs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Leverage Shares 2X Long ADI Daily ETF

IMPORTANT INFORMATION REGARDING THE FUND

The Leverage Shares 2X Long ADI Daily ETF (the “Fund”) seeks daily leveraged investment results and is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the Fund’s objective is to magnify (200%) the daily performance of the publicly traded common stock of Analog Devices, Inc. (Nasdaq: ADI) (“ADI” or “Underlying Security”). The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from 200% of the return of the Underlying Security for that period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher Underlying Security volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the performance of the Underlying Security is flat, and it is possible that the Fund will lose money even if the performance of the Underlying Security increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day if the price of the Underlying Security falls by more than 50% in one trading day.

Investment Objective

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the common stock of ADI. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses[3]	0.75%

[1]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (as defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[2]	Estimated for the current fiscal year.
[3]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$77	$242

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the Fund

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-day to 1-year.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Analog Devices, Inc. is a semiconductor company that designs, manufactures, tests and markets analog, mixed-signal and digital signal processing integrated circuits. The company’s products are used in a wide range of applications, including industrial, automotive, communications and consumer markets, and are designed to convert, condition and process real-world signals such as sound, temperature, motion and pressure. The common stock of Analog Devices, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 1-7819 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Principal Risks of Investing in the Fund

An investment in the Fund entails risk. The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund. Additionally, the Fund presents risks that are not traditionally associated with other mutual funds and ETFs. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield or total return. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of the performance of the Underlying Security’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to the Underlying Security. The chart below provides examples of how volatility and its return could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of volatility and performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the Underlying Security; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of the Underlying Security.

During periods of higher Underlying Security volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security’s return is flat. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 32.60%. The Underlying Security’s highest annualized historical volatility rate for any one calendar year during the five-year period was 39.37%. The Underlying Security’s annualized performance for the five-year period ended December 31, 2025 was 12.92%. Historical volatility and performance are not indications of what the Underlying Security’s volatility and performance will be in the future. Volatility for a shorter period of time may have been substantially higher.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if the Underlying Security subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if the Underlying Security does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Underlying Security and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close.

Analog Devices, Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with the semiconductors and semiconductor equipment industry, Analog Devices, Inc. faces risks that include, but are not limited to: its operating results are subject to cyclical demand and variability across the semiconductor industry and the end markets it serves, including industrial, automotive and communications markets; it faces intense competition from other semiconductor companies, including competitors with greater financial, technological and manufacturing resources; its business requires ongoing investment in research and development and product innovation to maintain competitiveness; it relies on internal manufacturing as well as third-party foundries and suppliers, and disruptions, capacity constraints or geopolitical developments could adversely affect its ability to produce and deliver products; its revenues may be impacted by the timing of customer demand, inventory cycles and changes in customer spending patterns; defects or quality issues in its products could result in increased costs, customer claims and reputational harm; its growth strategy includes acquisitions, including its acquisition of Maxim Integrated, which involve integration risks and may not achieve expected benefits; it is exposed to risks associated with international operations, including export controls, trade restrictions, tariffs, foreign currency fluctuations and geopolitical developments; and increases in costs of raw materials, labor or manufacturing could adversely affect its margins and operating results. Any of these risks could have a significant negative impact on the company’s business.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

Swap Agreements. The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Counterparty/Collateral Risk. If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Fund losing money or not being able to meet its daily leveraged investment objective.

In addition, because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or rebalance properly, which may result in significant losses to the Fund, or the Fund may decide to change its leveraged investment objective. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be increased when there is significant market volatility.

Collateral pledged by a counterparty may be insufficient to fully mitigate credit exposure in the event of a default. This risk may arise from declines in collateral value, limited marketability, legal or perfection issues, or challenges in enforcing security interests.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Intraday Investment Risk. The intraday performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the first trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Therefore, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s stated investment objective.

If there is a significant intraday market event and/or the Underlying Security experiences a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close prior to the close of trading on the Exchange (defined below) and experience significant losses.

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. The Fund’s exposure to the Underlying Security is impacted by the Underlying Security’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Underlying Security at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with the Underlying Security. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of the Underlying Security. Any of these factors could decrease the correlation between the performance of the Fund and the Underlying Security and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

Concentration Risk. The Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold more than 25% of its total assets in investments that provide long exposure to the industry to which the Underlying Security is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio that is broadly diversified over several industries or sectors. As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.

Semiconductors and Semiconductor Equipment Industry Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of semiconductor companies. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor industry is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of semiconductor companies have been and likely will continue to be extremely volatile.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective. Global trade policies, including tariffs, could also materially adversely affect the performance of the Fund’s holdings.

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Repurchase Agreements Risk. The Fund may enter into repurchase agreements. In a repurchase agreement, a party sells a security, commonly a U.S. government security, and agrees to buy the security back at a specific price at a specified later time. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intraday (premium) or less than the NAV intraday (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as [The Nasdaq Stock Market LLC] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Early Close/Trading Halt Risk. The risk that an exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may result in a fund being unable to buy or sell certain securities or financial instruments. In these circumstances, a fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Cash Transaction Risk. The Fund will generally effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and will incur brokerage and financing costs related to buying and selling securities or obtaining derivative exposure to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an AP, the Fund will bear such costs, which will decrease the Fund’s net asset value.

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter and meet annual distribution requirements.

The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, including gaining exposure to the Underlying Security through the use of swaps, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders and were ineligible to or were not able to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Non-Diversification Risk. The Fund is considered to be non-diversified. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the Underlying Security’s value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the Underlying Security. Under such circumstances, the market for the Underlying Security may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of the Underlying Security and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for the Underlying Security and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of the Underlying Security and correlated derivative instruments.

Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active secondary market trading of the Shares could cause more frequent creation and redemption activities, which would increase the number of portfolio transactions. High levels of portfolio transactions may cause higher transaction costs because of increased broker commissions resulting from such transactions and increased taxable capital gains. The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise most of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Fund Performance

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Management

Investment Adviser

Themes Management Company, LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers

Calvin Tsang, CFA, Head of Product Management and Development of the Adviser, Dingxun (Kevin) Shao, Vice President, Product Management and Development of the Adviser and Paul Bartkowiak, Associate Vice President, Portfolio Management of the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund and each has served as portfolio manager since the Fund’s inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.ThemesETFs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Leverage Shares 2X Long MCHP Daily ETF

IMPORTANT INFORMATION REGARDING THE FUND

The Leverage Shares 2X Long MCHP Daily ETF (the “Fund”) seeks daily leveraged investment results and is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the Fund’s objective is to magnify (200%) the daily performance of the publicly traded common stock of Microchip Technology Incorporated (Nasdaq: MCHP) (“MCHP” or “Underlying Security”). The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from 200% of the return of the Underlying Security for that period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher Underlying Security volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the performance of the Underlying Security is flat, and it is possible that the Fund will lose money even if the performance of the Underlying Security increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day if the price of the Underlying Security falls by more than 50% in one trading day.

Investment Objective

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the common stock of MCHP. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses[3]	0.75%

[1]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (as defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[2]	Estimated for the current fiscal year.
[3]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$77	$242

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the Fund

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-day to 1-year.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Microchip Technology Incorporated is a semiconductor company that designs, develops, manufactures and sells embedded control solutions. The company provides microcontrollers, analog products, memory, connectivity and other semiconductor products used in applications across industrial, automotive, communications, consumer and computing markets. The common stock of Microchip Technology Incorporated is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 0-21184 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Principal Risks of Investing in the Fund

An investment in the Fund entails risk. The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund. Additionally, the Fund presents risks that are not traditionally associated with other mutual funds and ETFs. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield or total return. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of the performance of the Underlying Security’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to the Underlying Security. The chart below provides examples of how volatility and its return could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of volatility and performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the Underlying Security; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of the Underlying Security.

During periods of higher Underlying Security volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security’s return is flat. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 43.74%. The Underlying Security’s highest annualized historical volatility rate for any one calendar year during the five-year period was 59.03%. The Underlying Security’s annualized performance for the five-year period ended December 31, 2025 was -1.60%. Historical volatility and performance are not indications of what the Underlying Security’s volatility and performance will be in the future. Volatility for a shorter period of time may have been substantially higher.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if the Underlying Security subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if the Underlying Security does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Underlying Security and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close.

Microchip Technology Incorporated Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with the semiconductors and semiconductor equipment industry, Microchip Technology Incorporated faces risks that include, but are not limited to: its operating results are subject to cyclical demand and inventory corrections in the semiconductor industry and the end markets it serves; it is dependent on a diversified but concentrated customer base and reductions in demand or changes in customer inventory levels could materially adversely affect its revenues; it faces intense competition from other semiconductor companies, including competitors with greater financial, technological and manufacturing resources; its business requires ongoing investment in research and development and product innovation to maintain competitiveness; it relies on internal manufacturing and third-party foundries and suppliers, and disruptions, capacity constraints or geopolitical developments could adversely affect its ability to produce and deliver products; its revenues and margins may be impacted by pricing pressure, product mix and changes in customer demand; it has significant indebtedness, including from prior acquisitions, and its ability to service such debt may adversely affect its financial condition and operating flexibility; its growth strategy includes acquisitions, which involve integration risks and may not achieve expected benefits; defects or quality issues in its products could result in increased costs, customer claims and reputational harm; and it is exposed to risks associated with international operations, including export controls, trade restrictions, tariffs, foreign currency fluctuations and geopolitical developments. Any of these risks could have a significant negative impact on the company’s business.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

Swap Agreements. The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Counterparty/Collateral Risk. If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Fund losing money or not being able to meet its daily leveraged investment objective.

In addition, because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or rebalance properly, which may result in significant losses to the Fund, or the Fund may decide to change its leveraged investment objective. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be increased when there is significant market volatility.

Collateral pledged by a counterparty may be insufficient to fully mitigate credit exposure in the event of a default. This risk may arise from declines in collateral value, limited marketability, legal or perfection issues, or challenges in enforcing security interests.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Intraday Investment Risk. The intraday performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the first trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Therefore, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s stated investment objective.

If there is a significant intraday market event and/or the Underlying Security experiences a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close prior to the close of trading on the Exchange (defined below) and experience significant losses.

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. The Fund’s exposure to the Underlying Security is impacted by the Underlying Security’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Underlying Security at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with the Underlying Security. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of the Underlying Security. Any of these factors could decrease the correlation between the performance of the Fund and the Underlying Security and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

Concentration Risk. The Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold more than 25% of its total assets in investments that provide long exposure to the industry to which the Underlying Security is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio that is broadly diversified over several industries or sectors. As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.

Semiconductors and Semiconductor Equipment Industry Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of semiconductor companies. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor industry is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of semiconductor companies have been and likely will continue to be extremely volatile.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective. Global trade policies, including tariffs, could also materially adversely affect the performance of the Fund’s holdings.

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Repurchase Agreements Risk. The Fund may enter into repurchase agreements. In a repurchase agreement, a party sells a security, commonly a U.S. government security, and agrees to buy the security back at a specific price at a specified later time. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intraday (premium) or less than the NAV intraday (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as [The Nasdaq Stock Market LLC] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Early Close/Trading Halt Risk. The risk that an exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may result in a fund being unable to buy or sell certain securities or financial instruments. In these circumstances, a fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Cash Transaction Risk. The Fund will generally effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and will incur brokerage and financing costs related to buying and selling securities or obtaining derivative exposure to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an AP, the Fund will bear such costs, which will decrease the Fund’s net asset value.

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter and meet annual distribution requirements.

The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, including gaining exposure to the Underlying Security through the use of swaps, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders and were ineligible to or were not able to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Non-Diversification Risk. The Fund is considered to be non-diversified. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the Underlying Security’s value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the Underlying Security. Under such circumstances, the market for the Underlying Security may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of the Underlying Security and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for the Underlying Security and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of the Underlying Security and correlated derivative instruments.

Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active secondary market trading of the Shares could cause more frequent creation and redemption activities, which would increase the number of portfolio transactions. High levels of portfolio transactions may cause higher transaction costs because of increased broker commissions resulting from such transactions and increased taxable capital gains. The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise most of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Fund Performance

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Management

Investment Adviser

Themes Management Company, LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers

Calvin Tsang, CFA, Head of Product Management and Development of the Adviser, Dingxun (Kevin) Shao, Vice President, Product Management and Development of the Adviser and Paul Bartkowiak, Associate Vice President, Portfolio Management of the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund and each has served as portfolio manager since the Fund’s inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.ThemesETFs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Leverage Shares 2X Long AEHR Daily ETF

IMPORTANT INFORMATION REGARDING THE FUND

The Leverage Shares 2X Long AEHR Daily ETF (the “Fund”) seeks daily leveraged investment results and is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the Fund’s objective is to magnify (200%) the daily performance of the publicly traded common stock of Aehr Test Systems (Nasdaq: AEHR) (“AEHR” or “Underlying Security”). The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from 200% of the return of the Underlying Security for that period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher Underlying Security volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the performance of the Underlying Security is flat, and it is possible that the Fund will lose money even if the performance of the Underlying Security increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day if the price of the Underlying Security falls by more than 50% in one trading day.

Investment Objective

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the common stock of AEHR. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses[3]	0.75%

[1]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (as defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[2]	Estimated for the current fiscal year.
[3]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$77	$242

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the Fund

The Fund is an actively managed ETF. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily leveraged exposure to the price of the Underlying Security, consistent with the Fund’s investment objective.

The Fund will enter into one or more swap agreements with major financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on an investment by the Fund in the Underlying Security that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the Underlying Security.

Depending on market conditions, market liquidity and operational constraints, the Fund may either buy deep in-the-money call option contracts, or simultaneously buy an at-the-money call option contract and sell an at-the-money put option contract (a strategy generally referred to as synthetic forward). All option contracts bought and sold will be against the Underlying Security. The Fund will pay the premium for each call option contract bought and receive the premium for each put option sold. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund buys the call and sells the put option contracts, the strike price of the call (put) option contract and the Underlying Security’s price at the time of the contract’s expiration. The maturity of the option contract bought and sold may vary from 1-day to 1-year.

As part of the Fund’s strategy, the Fund may buy a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put options contracts that are based on the value of the price returns of the Underlying Security. The Fund will only buy and sell options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying (in this case, the Underlying Security) the option at a specified exercise price.

An option is said to be European Style when it can be exercised only at expiration whereas an American Style option can be exercised at any time prior to expiration. The Fund may use either European or American style options.

As a result of its investment strategy, the Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure to the industry to which the Underlying Security is assigned). As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease in the value of the Underlying Security. At the close of the markets each trading day, Themes Management Company, LLC (the “Adviser”) rebalances the Fund’s portfolio so that its exposure to the Underlying Security is consistent with the Fund’s investment objective. The impact of the Underlying Security’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of the Underlying Security has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of the Underlying Security has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover.

On a day-to-day basis, the Fund is expected to hold collateral for its derivative positions. For this purpose, the Fund may invest in money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund is expected to allocate up to 100% of its assets as collateral for swap agreements or as premiums for purchased options contracts.

Generally, the Fund pursues its investment objective regardless of market conditions and does not generally take defensive positions. If the Underlying Security moves more than 50% on a given trading day in a direction adverse to the Fund, the Fund’s investors would lose all of their money.

The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Fund is considered to be non-diversified. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Aehr Test Systems is a provider of test and burn-in equipment for semiconductor devices. The company designs, manufactures and markets systems used in the testing, burn-in and reliability screening of semiconductor devices, including silicon carbide and other power semiconductors used in automotive, industrial and other applications. The common stock of Aehr Test Systems is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission (“SEC”) by the Underlying Security pursuant to the Exchange Act can be located by reference to the SEC file number 000-22893 through the SEC’s website at www.sec.gov. In addition, information regarding the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the shares of the Underlying Security or other securities related to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning the Underlying Security could affect the value of the Fund’s investments with respect to the Underlying Security and therefore the value of the Fund.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, the Underlying Security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

Principal Risks of Investing in the Fund

An investment in the Fund entails risk. The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund. Additionally, the Fund presents risks that are not traditionally associated with other mutual funds and ETFs. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield or total return. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Effects of Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from 200% of the performance of the Underlying Security’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility and its return could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Security volatility; b) Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) dividends or interest paid with respect to the Underlying Security. The chart below provides examples of how volatility and its return could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of volatility and performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the Underlying Security; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher volatility, compounding will cause results for periods longer than a trading day to vary from 200% of the performance of the Underlying Security.

During periods of higher Underlying Security volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

As shown in the chart below, the Fund would be expected to lose 6.1% if the Underlying Security provided no return over a one-year period during which the Underlying Security experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Security’s return is flat. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Security. The table below is not a representation of the Fund’s actual returns, which may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Correlation Risk” below.

One Year	200% One Year	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s annualized historical daily volatility rate for the five-year period ended December 31, 2025 was 105.86%. The Underlying Security’s highest annualized historical volatility rate for any one calendar year during the five-year period was 143.27%. The Underlying Security’s annualized performance for the five-year period ended December 31, 2025 was 51.50%. Historical volatility and performance are not indications of what the Underlying Security’s volatility and performance will be in the future. Volatility for a shorter period of time may have been substantially higher.

For information regarding the effects of volatility and performance on the long-term performance of the Fund, see “Additional Information About Investment Techniques and Policies.”

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could lose an amount greater than its net assets in the event of a security decline of more than 50%. This would result in a total loss of a shareholder’s investment in one day even if the Underlying Security subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if the Underlying Security does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Underlying Security and may increase the volatility of the Fund.

To the extent that the instruments utilized by the Fund are thinly traded or have a limited market, the Fund may be unable to meet its investment objective due to a lack of available investments or counterparties. During such periods, the Fund’s ability to issue additional Creation Units may be adversely affected. As a result, the Fund’s shares could trade at a premium or discount to their net asset value and/or the bid-ask spread of the Fund’s shares could widen. Under such circumstances, the Fund may increase its transaction fee, change its investment objective by, for example, seeking to track an alternative security, reduce its leverage or close.

Aehr Test Systems Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with the semiconductors and semiconductor equipment industry, Aehr Test Systems faces risks that include, but are not limited to: its operating results are subject to significant variability in customer demand and order timing, including dependence on a limited number of customers; it is dependent on demand for silicon carbide and other power semiconductors, and changes in adoption rates or customer spending in these markets could materially adversely affect its revenues; it faces competition from other semiconductor test equipment providers, including competitors with greater resources; its business requires continued investment in product development and innovation to meet evolving customer requirements; it relies on third-party suppliers and contract manufacturers, and disruptions or shortages could adversely affect its ability to produce and deliver products; its revenues may be impacted by the timing and size of large system orders; defects or performance issues in its products could result in increased costs, customer claims and reputational harm; its growth depends on the continued expansion of applications for its technology and its ability to attract new customers; and it is exposed to risks associated with international operations, including export controls, trade restrictions and geopolitical developments. Any of these risks could have a significant negative impact on the company’s business.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may expose the Fund to greater risks, and may result in larger losses or small gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective.

Swap Agreements. The Fund expects to use swap agreements to achieve its investment objective. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As a result, the value of an investment in the Fund may change quickly and without warning. Additionally, any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. Such costs may increase as interest rates rise.

Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Counterparty/Collateral Risk. If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Fund losing money or not being able to meet its daily leveraged investment objective.

In addition, because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or rebalance properly, which may result in significant losses to the Fund, or the Fund may decide to change its leveraged investment objective. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be increased when there is significant market volatility.

Collateral pledged by a counterparty may be insufficient to fully mitigate credit exposure in the event of a default. This risk may arise from declines in collateral value, limited marketability, legal or perfection issues, or challenges in enforcing security interests.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Intraday Investment Risk. The intraday performance of Fund shares traded in the secondary market will be different from the performance of the Fund when measured from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the first trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Therefore, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s stated investment objective.

If there is a significant intraday market event and/or the Underlying Security experiences a significant change in value, the Fund may not meet its investment objective, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close prior to the close of trading on the Exchange (defined below) and experience significant losses.

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. The Fund’s exposure to the Underlying Security is impacted by the Underlying Security’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Underlying Security at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s desired correlation with the Underlying Security. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of the Underlying Security. Any of these factors could decrease the correlation between the performance of the Fund and the Underlying Security and may hinder the Fund’s ability to meet its daily leveraged investment objective on or around that day.

Concentration Risk. The Fund will be concentrated in the industry to which the Underlying Security is assigned (i.e., hold more than 25% of its total assets in investments that provide long exposure to the industry to which the Underlying Security is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio that is broadly diversified over several industries or sectors. As of the date of this prospectus, the Underlying Security is assigned to the semiconductors and semiconductor equipment industry.

Semiconductors and Semiconductor Equipment Industry Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of semiconductor companies. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor industry is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of semiconductor companies have been and likely will continue to be extremely volatile.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective. Global trade policies, including tariffs, could also materially adversely affect the performance of the Fund’s holdings.

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate.

Indirect Investment Risk. The Underlying Security is not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Repurchase Agreements Risk. The Fund may enter into repurchase agreements. In a repurchase agreement, a party sells a security, commonly a U.S. government security, and agrees to buy the security back at a specific price at a specified later time. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intraday (premium) or less than the NAV intraday (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as [The Nasdaq Stock Market LLC] (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares.

Early Close/Trading Halt Risk. The risk that an exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may result in a fund being unable to buy or sell certain securities or financial instruments. In these circumstances, a fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Cash Transaction Risk. The Fund will generally effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and will incur brokerage and financing costs related to buying and selling securities or obtaining derivative exposure to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an AP, the Fund will bear such costs, which will decrease the Fund’s net asset value.

Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter and meet annual distribution requirements.

The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, including gaining exposure to the Underlying Security through the use of swaps, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders and were ineligible to or were not able to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Non-Diversification Risk. The Fund is considered to be non-diversified. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Liquidity Risk. Holdings of the Fund may be difficult to buy or sell or may be illiquid, particularly during times of market turmoil. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the Underlying Security’s value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the Underlying Security. Under such circumstances, the market for the Underlying Security may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund’s transactions could exacerbate the price changes of the Underlying Security and may impact the ability of the Fund to achieve its investment objective.

In certain cases, the market for the Underlying Security and/or Fund may lack sufficient liquidity for all market participants’ trades. Therefore, the Fund may have difficulty transacting in it and/or in correlated investments, such as swap contracts. Further, the Fund’s transactions could exacerbate illiquidity and volatility in the price of the Underlying Security and correlated derivative instruments.

Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active secondary market trading of the Shares could cause more frequent creation and redemption activities, which would increase the number of portfolio transactions. High levels of portfolio transactions may cause higher transaction costs because of increased broker commissions resulting from such transactions and increased taxable capital gains. The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise most of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Fund Performance

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Management

Investment Adviser

Themes Management Company, LLC (the “Adviser”) serves as investment adviser to the Fund.

Portfolio Managers

Calvin Tsang, CFA, Head of Product Management and Development of the Adviser, Dingxun (Kevin) Shao, Vice President, Product Management and Development of the Adviser and Paul Bartkowiak, Associate Vice President, Portfolio Management of the Adviser, are jointly and primarily responsible for the day-to-day management of the Fund and each has served as portfolio manager since the Fund’s inception.

Buying and Selling Fund Shares

The Fund is an ETF. This means that individual Shares of the Fund may only be purchased and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund generally issues and redeems shares at NAV only in large blocks of shares known as “Creation Units,” which only institutions or large investors may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash that the Fund specifies each day.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its net asset value, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.ThemesETFs.com.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for activities related to the marketing and promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Each Fund’s ticker symbol appears on the cover of this Prospectus, and references to specific Funds in the sections below may refer to such Funds by their ticker symbol.

Additional Information About Each Fund’s Investment Objective

Each Fund’s investment objective has been adopted as a non-fundamental investment policy and may be changed by the Board of Trustees of Themes ETF Trust (the “Trust”) without a vote of shareholders upon written notice to shareholders. If a Fund elects to change its investment objective or 80% Policy, shareholders will be given at least 60 days’ notice prior to any such change.

Additional Information About Each Fund’s Principal Investment Strategies

Leverage Shares 2X Long ASTS Daily ETF

The Leverage Shares 2X Long ASTS Daily ETF, under normal circumstances, invests in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily exposure to ASTS equal to at least 80% of its net assets (plus any borrowings for investment purposes).

Leverage Shares 2X Long SWMR Daily ETF

The Leverage Shares 2X Long SWMR Daily ETF, under normal circumstances, invests in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily exposure to SWMR equal to at least 80% of its net assets (plus any borrowings for investment purposes).

Leverage Shares 2X Long GOOGL Daily ETF

The Leverage Shares 2X Long GOOGL Daily ETF, under normal circumstances, invests in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily exposure to GOOGL equal to at least 80% of its net assets (plus any borrowings for investment purposes).

Leverage Shares 2X Long AXTI Daily ETF

The Leverage Shares 2X Long AXTI Daily ETF, under normal circumstances, invests in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily exposure to AXTI equal to at least 80% of its net assets (plus any borrowings for investment purposes).

Leverage Shares 2X Long TSEM Daily ETF

The Leverage Shares 2X Long TSEM Daily ETF, under normal circumstances, invests in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily exposure to TSEM equal to at least 80% of its net assets (plus any borrowings for investment purposes).

Leverage Shares 2X Long GFS Daily ETF

The Leverage Shares 2X Long GFS Daily ETF, under normal circumstances, invests in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily exposure to GFS equal to at least 80% of its net assets (plus any borrowings for investment purposes).

Leverage Shares 2X Long MTSI Daily ETF

The Leverage Shares 2X Long MTSI Daily ETF, under normal circumstances, invests in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily exposure to MTSI equal to at least 80% of its net assets (plus any borrowings for investment purposes).

Leverage Shares 2X Long SMTC Daily ETF

The Leverage Shares 2X Long SMTC Daily ETF, under normal circumstances, invests in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily exposure to SMTC equal to at least 80% of its net assets (plus any borrowings for investment purposes).

Leverage Shares 2X Long VIAV Daily ETF

The Leverage Shares 2X Long VIAV Daily ETF, under normal circumstances, invests in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily exposure to VIAV equal to at least 80% of its net assets (plus any borrowings for investment purposes).

Leverage Shares 2X Long ONTO Daily ETF

The Leverage Shares 2X Long ONTO Daily ETF, under normal circumstances, invests in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily exposure to ONTO equal to at least 80% of its net assets (plus any borrowings for investment purposes).

Leverage Shares 2X Long APH Daily ETF

The Leverage Shares 2X Long APH Daily ETF, under normal circumstances, invests in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily exposure to APH equal to at least 80% of its net assets (plus any borrowings for investment purposes).

Leverage Shares 2X Long TEL Daily ETF

The Leverage Shares 2X Long TEL Daily ETF, under normal circumstances, invests in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily exposure to TEL equal to at least 80% of its net assets (plus any borrowings for investment purposes).

Leverage Shares 2X Long FN Daily ETF

The Leverage Shares 2X Long FN Daily ETF, under normal circumstances, invests in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily exposure to FN equal to at least 80% of its net assets (plus any borrowings for investment purposes).

Leverage Shares 2X Long JBL Daily ETF

The Leverage Shares 2X Long JBL Daily ETF, under normal circumstances, invests in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily exposure to JBL equal to at least 80% of its net assets (plus any borrowings for investment purposes).

Leverage Shares 2X Long KEYS Daily ETF

The Leverage Shares 2X Long KEYS Daily ETF, under normal circumstances, invests in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily exposure to KEYS equal to at least 80% of its net assets (plus any borrowings for investment purposes).

Leverage Shares 2X Long ASX Daily ETF

The Leverage Shares 2X Long ASX Daily ETF, under normal circumstances, invests in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily exposure to ASX equal to at least 80% of its net assets (plus any borrowings for investment purposes).

Leverage Shares 2X Long HPE Daily ETF

The Leverage Shares 2X Long HPE Daily ETF, under normal circumstances, invests in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily exposure to HPE equal to at least 80% of its net assets (plus any borrowings for investment purposes).

Leverage Shares 2X Long ADI Daily ETF

The Leverage Shares 2X Long ADI Daily ETF, under normal circumstances, invests in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily exposure to ADI equal to at least 80% of its net assets (plus any borrowings for investment purposes).

Leverage Shares 2X Long MCHP Daily ETF

The Leverage Shares 2X Long MCHP Daily ETF, under normal circumstances, invests in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily exposure to MCHP equal to at least 80% of its net assets (plus any borrowings for investment purposes).

Leverage Shares 2X Long AEHR Daily ETF

The Leverage Shares 2X Long AEHR Daily ETF, under normal circumstances, invests in the Underlying Security and financial instruments with economic characteristics that, in combination, provide 200% daily exposure to AEHR equal to at least 80% of its net assets (plus any borrowings for investment purposes).

ADDITIONAL NON-PRINCIPAL INVESTMENT STRATEGY INFORMATION

Cash Equivalents and Short-Term Investments

Each Fund may invest in securities with maturities of less than one year or cash equivalents, or they may hold cash. The percentage of each Fund invested in such holdings varies and depends on several factors, including market conditions. For more information on eligible short-term investments, see the SAI.

ADDITIONAL NON-PRINCIPAL RISK INFORMATION

Cash Equivalents and Short-Term Investments. Normally, a Fund invests substantially all of its assets to meet its investment objective. A Fund may invest the remainder of its assets in securities with maturities of less than one year or cash equivalents, or each may hold cash. For more information on eligible short-term investments, see the SAI.

ADDITIONAL INFORMATION ABOUT INVESTMENT TECHNIQUES AND POLICIES

The Effects of Fees and Expenses on the Return of a Leveraged Long Fund for a Single Trading Day. To create the necessary exposure, each Fund will enter into one or more swap agreements with major financial institutions, which incur borrowing costs. In light of these charges and a Fund’s operating expenses, the expected return of a Fund over one trading day is equal to the gross expected return, which is the daily underlying security return, minus (i) financing charges incurred by the Fund in addition to the financing cost embedded in the underlying security and (ii) daily operating expenses. For instance, if the underlying security returned 2% on a given day, the gross expected return of the Fund would be 4%, but the net expected return, which factors in the cost of financing the portfolio and the impact of operating expenses, would be lower. Each Fund will reposition its portfolio at the end of every trading day. Therefore, if an investor purchases the Leverage Shares 2X Long ASTS Daily ETF, Leverage Shares 2X Long SWMR Daily ETF, Leverage Shares 2X Long GOOGL Daily ETF, Leverage Shares 2X Long AXTI Daily ETF, Leverage Shares 2X Long TSEM Daily ETF, Leverage Shares 2X Long GFS Daily ETF, Leverage Shares 2X Long MTSI Daily ETF, Leverage Shares 2X Long SMTC Daily ETF, Leverage Shares 2X Long VIAV Daily ETF, Leverage Shares 2X Long ONTO Daily ETF, Leverage Shares 2X Long APH Daily ETF, Leverage Shares 2X Long TEL Daily ETF, Leverage Shares 2X Long FN Daily ETF, Leverage Shares 2X Long JBL Daily ETF, Leverage Shares 2X Long KEYS Daily ETF, Leverage Shares 2X Long ASX Daily ETF, Leverage Shares 2X Long HPE Daily ETF, Leverage Shares 2X Long ADI Daily ETF, Leverage Shares 2X Long MCHP Daily ETF, and Leverage Shares 2X Long AEHR Daily ETF (collectively, the “2X Long ETFs”) shares at close of the markets on a given trading day, the investor’s exposure to the underlying security would reflect 200% of the performance of the underlying security during the following trading day, subject to the charges and expenses noted above.

A Cautionary Note to Investors Regarding Dramatic Underlying Security Movement. Each Fund could lose an amount greater than its net assets in the event of a movement of the underlying security in excess of 50% in a direction adverse to the Fund (meaning a decline in excess of 50% of the value of the underlying security for the 2X Long ETFs). The risk of total loss exists.

If an underlying security has a dramatic adverse move that causes a material decline in the Fund’s net assets, the terms of a Fund’s swap agreements may permit the counterparty to immediately close out all swap transactions with the Fund. In that event, a Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with a Fund’s investment objective. This may prevent a Fund from achieving its leveraged investment objective, even if the underlying security later reverses all or a portion the move, and result in significant losses.

Examples of the Impact of Daily Leverage and Compounding. Because each Fund’s exposure to the underlying security is repositioned on a daily basis, for a holding period longer than one day, the pursuit of a daily investment objective will result in daily leveraged compounding for each Fund. This means that the return of the underlying security over a period of time greater than one day multiplied by a Fund’s daily leveraged investment objective (e.g., 200%) generally will not equal the Fund’s performance over that same period. As a consequence, investors should not plan to hold a Fund unmonitored for periods longer than a single trading day. This deviation increases with higher volatility in the underlying security and longer holding periods. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of a Fund’s stated daily leveraged investment objective and the performance of the underlying security for the full trading day. The actual exposure will largely be a function of the performance of the underlying security from the end of the prior trading day.

Consider the following examples:

Investor 1 is considering investments in two funds, Funds A and B. Fund A is an ETF which seeks (before fees and expenses) to match the performance of the underlying security. Fund B is a leverage ETF and seeks daily leveraged investment results (before fees and expenses) that correspond to 200% of the daily performance of the underlying security.

An investment in Fund A would be expected to gain 5% on Day 1 and lose 4.76% on Day 2, returning the investment to its original value. The following example assumes a $100 investment in Fund A when the underlying security is also valued at $100:

Day	The Underlying Security Value	The Underlying Security Performance	Value of Fund A Investment
	$100.00		$100.00
1	$105.00	5.00%	$105.00
2	$100.00	-4.76%	$100.00

The same $100 investment in Fund B would be expected to gain 10% on Day 1 (200% of 5%) but decline 9.52% on Day 2.

Day	The Underlying Security Performance	200% of the Underlying Security Performance	Value of Fund B Investment
			$100.00
1	5.00%	10.00%	$110.00
2	-4.76%	-9.52%	$99.52

Although the percentage decline in Fund B is smaller on Day 2 than the percentage gain on Day 1, the loss is applied to a higher principal amount, so the investment in Fund B experiences a loss even when the aggregate underlying security value for the two-day period has not declined (these calculations do not include the charges for fund fees and expenses).

An investment in Fund B has additional risks due to the effects of leverage and compounding.

An investor who purchases shares of the Fund intraday will generally receive more, or less, than 200% exposure to the underlying security from that point until the end of the trading day. The actual exposure will be largely a function of the performance of the underlying security from the end of the prior trading day. If the Fund’s shares are held for a period longer than a single trading day, the Fund’s performance is likely to deviate from 200% of the return of the underlying security’s performance for the longer period. This deviation will increase with higher volatility of the underlying security and longer holding periods.

Examples of the Impact of Volatility. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. Daily rebalancing will typically cause the Fund to lose money if the underlying security experience volatility. A volatility rate is a statistical measure of the magnitude of fluctuations in the underlying security’s returns over a defined period. For periods longer than a trading day, volatility in the performance of the underlying security from day to day is the primary cause of any disparity between the Fund’s actual returns and the returns of the underlying security for such period. Volatility causes such disparity because it exacerbates the effects of compounding on the Fund’s returns. In addition, the effects of volatility are magnified in the Fund due to leverage. Consider the following three examples that demonstrate the effect of volatility on a hypothetical fund:

Example 1 – The Underlying Security Experiences Low Volatility

Investor 1 invests $10.00 in one of the 2X Long ETFs at the close of trading on Day 1. During Day 2, the underlying security rises from 100 to 102, a 2% gain. Investor 1’s investment rises 4% to $10.40. Investor 1 holds her investment through the close of trading on Day 3, during which the underlying security rises from 102 to 104, a gain of 1.96%. Investor 1’s investment rises to $10.81, a gain during Day 3 of 3.92%. For the two-day period since Investor 1 invested in the Fund, the underlying security gained 4% although Investor 1’s investment increased by 8.1%. Because the underlying security continued to trend upwards with low volatility, Investor 1’s return closely correlates to the 200% return of the return of the underlying security for the period.

Example 2 – The Underlying Security Experiences High Volatility

Investor 1 invests $10.00 in a 2X Long ETF after the close of trading on Day 1. During Day 2, the underlying security rises from 100 to 102, a 2% gain, and Investor 1’s investment rises 4% to $10.40. Investor 1 continues to hold her investment through the end of Day 3, during which the underlying security declines from 102 to 98, a loss of 3.92%. Investor 1’s investment declines by 7.84%, from $10.40 to $9.58. For the two-day period since Investor 1 invested in the Fund, the underlying security lost 2% while Investor 1’s investment decreased from $10 to $9.58, a 4.2% loss. The volatility of the underlying security affected the correlation between the underlying security’s return for the two-day period and Investor 1’s return. In this situation, Investor 1 lost more than two times the return of the underlying security.

Example 3 – Intraday Investment with Volatility

The examples above assumed that Investor 1 purchased the Fund at the close of trading on Day 1 and sold her investment at the close of trading on a subsequent day. However, if she made an investment intraday, she would have received a beta determined by the performance of the underlying security from the end of the prior trading day until her time of purchase on the next trading day. Consider the following example.

Investor 1 invests $10.00 in a 2X Long ETF at 11 a.m. on Day 2. From the close of trading on Day 1 until 11 a.m. on Day 2, the underlying security moved from 100 to 102, a 2% gain. In light of that gain, the Fund beta at the point at which Investor 1 invests is 196%. During the remainder of Day 2, the underlying security rises from 102 to 110, a gain of 7.84%, and Investor 1’s investment rises 15.4% (which is the underlying security’s gain of 7.84% multiplied by the 196% beta that she received) to $11.54. Investor 1 continues to hold her investment through the close of trading on Day 3, during which the underlying security declines from 110 to 90, a loss of 18.18%. Investor 1’s investment declines by 36.4%, from $11.54 to $7.34. For the period of Investor 1’s investment, the underlying security declined from 102 to 90, a loss of 11.76%, while Investor 1’s investment decreased from $10.00 to $7.34, a 27% loss. The volatility of the underlying security affected the correlation between the underlying security’s return for period and Investor 1’s return. In this situation, Investor 1 lost more than two times the return of the underlying security. Investor 1 was also hurt because she missed the first 2% move of the underlying security and had a beta of 196% for the remainder of Day 2.

Market Volatility. Each Fund seeks to provide a return which is a multiple of the daily performance of the underlying security. Neither Fund attempts to, and should not be expected to, provide returns which are a multiple of the return of the underlying security for periods other than a single day. Each Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses.

Daily rebalancing will impair a Fund’s performance if the underlying security experiences volatility. For instance, a 2X Long ETF would be expected to lose 4% (as shown in Table 1 below) if the underlying security provided no return over a one-year period and experienced annualized volatility of 20%. If the underlying security’s annualized volatility were to rise to 40%, the hypothetical loss for a one-year period for a 2X Long ETF widens to approximately 15%.

Table 1

Volatility Range	Long Funds
10%	-1%
20%	-4%
30%	-9%
40%	-15%
50%	-23%
60%	-33%
70%	-47%
80%	-55%
90%	-76%
100%	-84%

Note that at higher volatility levels, there is a chance of a complete loss of Fund assets even if the underlying security is flat. For instance, if annualized volatility of the underlying security was 90%, a 2X Long ETF based on the underlying security would be expected to lose 76% even if the underlying security returned 0% for the year.

Table 2 shows the annualized historical volatility rate for the underlying security over the five-year period ended December 31, 2025 (or shorter period), where applicable. Since market volatility has negative implications for funds which rebalance daily, investors should be sure to monitor and manage their investments in the Funds particularly in volatile markets. The negative implications of volatility in Table 1 can be combined with the recent volatility in Table 2 to give investors some sense of the risks of holding a Fund for longer periods over the past five years. Historical volatility and performance are not likely indicative of future volatility and performance.

Table 2 – Annualized Historic Volatility of the Underlying Securities

Underlying Security	5-Year Annualized Historical Volatility Rate
ASTS	109.97%
SWMR[1]	N/A
GOOGL	31.15%
AXTI	85.01%
TSEM	41.94%
GFS[2]	48.36%
MTSI	43.91%
SMTC	60.65%
VIAV	36.08%
ONTO	54.63%
APH	27.21%
TEL	26.54%
FN	48.94%
JBL	36.26%
KEYS	30.37%
ASX	39.82%
HPE	35.51%
ADI	32.60%
MCHP	43.74%
AEHR	105.86%

[1]

SWMR commenced trading on the Nasdaq in March, 2026 and therefore, does not have a full year of volatility information to report. Given that SWMR recently commenced trading, there is limited data on which investors can evaluate the security.

[2]	GFS commenced trading on the Nasdaq on October 2021.

The Projected Returns of Funds for Intraday Purchases. Because the Funds rebalance their portfolio once daily, an investor who purchases shares during a day will likely have more, or less, than 200% leveraged investment exposure to the underlying security. The exposure to the underlying security received by an investor who purchases a Fund intra-day will differ from the Fund’s stated daily leveraged investment objective (e.g., 200%) by an amount determined by the movement of the underlying security from their value at the end of the prior day. If the underlying security moves in a direction favorable to the Fund between the close of the market on one trading day through the time on the next trading day when the investor purchases the Fund shares, the investor will receive less exposure to the underlying security than the stated fund daily leveraged investment objective (e.g., 200%). Conversely, if the underlying security moves in a direction adverse to the Fund, the investor will receive more exposure to the underlying security than the stated fund daily leveraged investment objective (e.g., 200%).

Table 3 below indicates the exposure to the underlying security that an intra-day purchase of a 2X Long ETF would be expected to provide based upon the movement in the value of the underlying security from the close of the market on the prior trading day. Such exposure holds until a subsequent sale on that same trading day or until the close of the market on that trading day. For instance, if the underlying security has moved 5% in a direction favorable to the Fund, the investor would receive exposure to the performance of the underlying security from that point until the investor sells later that day or the end of the day equal to approximately 191% of the investor’s investment.

Conversely, if the underlying security has moved 5% in a direction unfavorable to the Fund, an investor at that point would receive exposure to the performance of the underlying security from that point until the investor sells later that day or the end of the day equal to approximately 211% of the investor’s investment.

The table includes a range of the underlying security moves from 20% to -20% for the Fund. Movement of the underlying security beyond the range noted below will result in exposure further from the Fund’s daily leveraged investment objective.

Table 3 – Intraday Leverage of a 2X Long ETF

Underlying Security	Resulting Exposure for each 2X Long ETF
-20%	267%
-15%	243%
-10%	225%
-5%	211%
0%	200%
5%	191%
10%	183%
15%	177%
20%	171%

The Projected Returns of the Fund for Periods Other Than a Single Trading Day. The Funds seek leveraged investment results on a daily basis — from the close of regular trading on one trading day to the close on the next trading day — which should not be equated with seeking a leveraged investment objective for any other period. For instance, if the underlying security gains 10% for a week, a Fund should not be expected to provide a return of 20% for the week even if it meets its daily leveraged investment objective throughout the week. This is true because of the financing charges noted above but also because the pursuit of daily goals may result in daily leveraged compounding, which means that the return of the underlying security over a period of time greater than one day multiplied by the Fund’s daily leveraged investment objective (e.g., 200%) will not generally equal a Fund’s performance over that same period. In addition, the effects of compounding become greater the longer Shares are held beyond a single trading day.

The following tables set out a range of hypothetical daily performances during a given 10 trading days of a hypothetical underlying security and demonstrate how changes in the hypothetical underlying security impacts the hypothetical Funds’ performance for a trading day and cumulatively up to, and including, the entire 10 trading day period. The charts are based on a hypothetical $100 investment in the hypothetical Fund over a 10-trading day period and do not reflect fees or expenses of any kind.

Table 4 – The Underlying Security Lacks a Clear Trend

	The Underlying Security			2X Long ETF*
	Value	Daily Performance	Cumulative Performance	NAV	Daily Performance	Cumulative Performance
	100			$100.00
Day 1	105	5.00%	5.00%	$110.00	10.00%	10.00%
Day 2	110	4.76%	10.00%	$120.48	9.52%	20.47%
Day 3	100	-9.09%	0.00%	$98.57	-18.18%	-1.43%
Day 4	90	-10.00%	-10.00%	$78.86	-20.00%	-21.14%
Day 5	85	-5.56%	-15.00%	$70.10	-11.12%	29.91%
Day 6	100	17.65%	0.00%	$94.83	35.30%	-5.17%
Day 7	95	-5.00%	-5.00%	$85.35	-10.00%	-14.65%
Day 8	100	5.26%	0.00%	$94.34	10.52%	-5.68%
Day 9	105	5.00%	5.00%	$103.77	10.00%	3.76%
Day 10	100	-4.76%	0.00%	$93.89	-9.52%	-6.12%

*	Figures in this table have been rounded.

The cumulative performance of the hypothetical underlying security in Table 5 is 0% for 10 trading days. The return of the hypothetical 2X Long ETF for the 10-trading day period is -6.12%. The volatility of the hypothetical underlying security’s performance and lack of a clear trend results in performance for each hypothetical Fund for the period which bears little relationship to the performance of the hypothetical underlying security for the 10-trading day period.

Table 5 – The Underlying Security Rises in a Clear Trend

	The Underlying Security			2X Long ETF*
	Value	Daily Performance	Cumulative Performance	NAV	Daily Performance	Cumulative Performance
	100			$100.00
Day 1	102	2.00%	2.00%	$104.00	4.00%	4.00%
Day 2	104	1.96%	4.00%	$108.08	3.92%	8.08%
Day 3	106	1.92%	6.00%	$112.24	3.84%	12.23%
Day 4	108	1.89%	8.00%	$116.47	3.78%	16.47%
Day 5	110	1.85%	10.00%	$120.78	3.70%	20.78%
Day 6	112	1.82%	12.00%	$125.18	3.64%	25.17%
Day 7	114	1.79%	14.00%	$129.65	3.58%	29.66%
Day 8	116	1.75%	16.00%	$134.20	3.50%	34.19%
Day 9	118	1.72%	18.00%	$138.82	3.44%	38.81%
Day 10	120	1.69%	20.00%	$143.53	3.38%	43.50%

*	Figures in this table have been rounded.

The cumulative performance of the hypothetical underlying security in Table 6 is 20% for 10 trading days. The return of the hypothetical 2X Long ETF for the 10-trading day period is 43.50%. In this case, because of the positive hypothetical underlying security trend, the hypothetical 2X Long ETF’s gain is greater than 200% of the hypothetical underlying security gain for the 10-trading day period.

Table 6 – The Underlying Security Declines in a Clear Trend

	The Underlying Security			2X Long ETF*
	Value	Daily Performance	Cumulative Performance	NAV	Daily Performance	Cumulative Performance
	100			$100.00
Day 1	98	-2.00%	-2.00%	$96.00	4.00%	-4.00%
Day 2	96	-2.04%	-4.00%	$92.08	-4.08%	-7.92%
Day 3	94	-2.08%	-6.00%	$88.24	-4.16%	-11.75%
Day 4	92	-2.13%	-8.00%	$84.49	-4.26%	-15.51%
Day 5	90	-2.17%	-10.00%	$80.82	-4.34%	-19.17%
Day 6	88	-2.22%	-12.00%	$77.22	-4.44%	-22.76%
Day 7	86	-2.27%	-14.00%	$73.71	-4.54%	-26.27%
Day 8	84	-2.33%	-16.00%	$70.29	-4.66%	-29.71%
Day 9	82	-2.38%	-18.00%	$66.94	-4.76%	-33.05%
Day 10	80	-2.44%	-20.00%	$63.67	-4.88%	-36.32%

*	Figures in this table have been rounded.

The cumulative performance of the hypothetical underlying security in Table 7 is -20% for 10 trading days. The return of the hypothetical 2X Long ETF for the 10-trading day period is -36.32%. In this case, because of the negative hypothetical underlying security trend, the hypothetical 2X Long ETF’s decline is less than 200% of the hypothetical underlying security decline for the 10-trading day period.

It is important that you closely review and understand the risks of investing in each Fund. Each Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in each Fund, and each Fund could underperform other investments. There is no guarantee that each Fund will meet its investment objective. An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are some of the specific risks of investing in the Funds including the risks of the investment strategies of the underlying security.

Additional Information about the Principal Risks of Investing in the Funds

This section provides additional information regarding the principal risks described under “Principal Risks of Investing in the Fund” in each of the Fund Summaries. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a ‘principal risk’ of investing in the Funds as noted in the respective Fund Summaries, regardless of the order in which they appear. The factors below apply to each Fund except where noted otherwise. Each of the factors below could have a negative impact on the applicable Fund’s performance and trading prices.

Aehr Test Systems Investing Risk. (2X Long AEHR Only) Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with the semiconductors and semiconductor equipment industry, Aehr Test Systems faces risks that include, but are not limited to: its operating results are subject to significant variability in customer demand and order timing, including dependence on a limited number of customers; it is dependent on demand for silicon carbide and other power semiconductors, and changes in adoption rates or customer spending in these markets could materially adversely affect its revenues; it faces competition from other semiconductor test equipment providers, including competitors with greater resources; its business requires continued investment in product development and innovation to meet evolving customer requirements; it relies on third-party suppliers and contract manufacturers, and disruptions or shortages could adversely affect its ability to produce and deliver products; its revenues may be impacted by the timing and size of large system orders; defects or performance issues in its products could result in increased costs, customer claims and reputational harm; its growth depends on the continued expansion of applications for its technology and its ability to attract new customers; and it is exposed to risks associated with international operations, including export controls, trade restrictions and geopolitical developments. Any of these risks could have a significant negative impact on the company’s business.

Alphabet Inc., Investing Risk. (2X Long GOOGL Only) Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with the media and entertainment industry, Alphabet Inc. faces risks that include, but are not limited to: a substantial portion of its revenues is derived from advertising and is subject to fluctuations in advertising demand and spending; it operates in highly competitive markets and faces competition across its business lines, including search, advertising, cloud computing and hardware; it is subject to significant regulatory scrutiny and evolving laws and regulations, including antitrust, privacy and data protection laws, which could result in fines, changes to its business practices or limitations on its operations; changes in user behavior, technological advancements or platform dynamics could adversely affect its products and services; it depends on continued innovation and investment in new products and services, including artificial intelligence and cloud offerings, to maintain its competitive position; it faces risks related to the security and reliability of its systems and the protection of user data; it is exposed to risks associated with international operations, including currency fluctuations, geopolitical developments and regulatory requirements; and it may be adversely affected by litigation, investigations and enforcement actions by governmental authorities. Any of these risks could have a significant negative impact on the company’s business.

Amphenol Corporation Investing Risk. (2X Long APH Only) Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with the technology hardware and equipment industry, Amphenol Corporation faces risks that include, but are not limited to: its operating results are subject to fluctuations in demand across the diverse end markets it serves, including communications, automotive, industrial and aerospace and defense markets; it is dependent on a diversified but concentrated customer base, and reductions in demand or loss of significant customers could materially adversely affect its revenues; it faces intense competition in the interconnect and electronic components industry, including from competitors with greater resources or lower cost structures; its business requires ongoing investment in product development and innovation to meet evolving customer requirements; it relies on global manufacturing operations and supply chains, and disruptions, including component shortages, logistics constraints or geopolitical developments, could adversely affect its ability to produce and deliver products; increases in raw material costs or supply constraints could adversely affect its margins and operating results; defects or quality issues in its products could result in increased costs, customer claims and reputational harm; its growth strategy includes acquisitions, which involve integration risks and may not achieve expected benefits; and it is exposed to risks associated with international operations, including trade restrictions, export controls, tariffs and foreign currency fluctuations. Any of these risks could have a significant negative impact on the company’s business.

Analog Devices, Inc. Investing Risk. (2X Long ADI Only) Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with the semiconductors and semiconductor equipment industry, Analog Devices, Inc. faces risks that include, but are not limited to: its operating results are subject to cyclical demand and variability across the semiconductor industry and the end markets it serves, including industrial, automotive and communications markets; it faces intense competition from other semiconductor companies, including competitors with greater financial, technological and manufacturing resources; its business requires ongoing investment in research and development and product innovation to maintain competitiveness; it relies on internal manufacturing as well as third-party foundries and suppliers, and disruptions, capacity constraints or geopolitical developments could adversely affect its ability to produce and deliver products; its revenues may be impacted by the timing of customer demand, inventory cycles and changes in customer spending patterns; defects or quality issues in its products could result in increased costs, customer claims and reputational harm; its growth strategy includes acquisitions, including its acquisition of Maxim Integrated, which involve integration risks and may not achieve expected benefits; it is exposed to risks associated with international operations, including export controls, trade restrictions, tariffs, foreign currency fluctuations and geopolitical developments; and increases in costs of raw materials, labor or manufacturing could adversely affect its margins and operating results. Any of these risks could have a significant negative impact on the company’s business.

ASE Technology Holding Co., Ltd. Investing Risk. (2X Long ASX Only) Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with the semiconductors and semiconductor equipment industry, ASE Technology Holding Co., Ltd. faces risks that include, but are not limited to: its operating results are subject to cyclical demand and pricing pressures in the semiconductor industry; it is dependent on a limited number of significant customers and fluctuations in demand from such customers could materially adversely affect its revenues; it faces intense competition in the semiconductor assembly and testing industry, including from competitors with greater scale or lower cost structures; its business is capital intensive and requires substantial ongoing investments in manufacturing facilities, equipment and advanced packaging technologies; it relies on manufacturing operations concentrated in specific geographic regions, including Taiwan and other parts of Asia, and disruptions, including natural disasters, geopolitical tensions or supply chain constraints, could materially adversely affect its operations; its success depends on its ability to develop and commercialize advanced packaging technologies and to meet evolving customer requirements; it is exposed to risks associated with international operations, including export controls, trade restrictions and geopolitical developments; increases in costs of raw materials, labor or energy could adversely affect its margins; and defects or quality issues in its services could result in increased costs, customer claims and loss of business. Any of these risks could have a significant negative impact on the company’s business.

AST SpaceMobile, Inc., Investing Risk. (2X Long ASTS Only) Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with the [ ] industry, AST SpaceMobile, Inc. faces risks that include, but are not limited to: it has a limited operating history for its planned commercial services and has historically incurred significant losses; it requires substantial additional capital to complete the development and deployment of its satellite constellation and there can be no assurance that such financing will be available on acceptable terms, or at all; it has raised, and may continue to raise, capital through debt and equity financings, including convertible notes, which may result in dilution to existing stockholders and increase its leverage; its business depends on the successful design, manufacture, launch and operation of satellites and related technologies, which involve significant technical and operational risks; delays or failures in satellite launches, including those conducted by third parties, could materially adversely affect its business and timeline; it is dependent on third-party partners, including mobile network operators and launch providers, and the loss or delay of such relationships could adversely affect its operations; it operates in a highly regulated environment and must obtain and maintain regulatory approvals and spectrum access in multiple jurisdictions; it faces competition from other satellite and terrestrial communications providers with greater resources and more established operations; and its operations and supply chain may be affected by geopolitical developments and international regulatory requirements. Any of these risks could have a significant negative impact on the company’s business.

AXT, Inc. Investing Risk. (2X Long AXTI Only) Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with the semiconductors and semiconductor equipment industry, AXT, Inc. faces risks that include, but are not limited to: its operating results are subject to cyclical demand in the semiconductor industry and end markets; it depends on the timing and receipt of significant customer orders, and cancellations or product returns could materially adversely affect its revenues; it relies heavily on operations and supply-chain relationships in China, which expose it to tariffs, trade tensions, policy changes and other geopolitical and regulatory risks; disruptions involving manufacturing capacity, yields, relocation of manufacturing lines or factory shutdowns could adversely affect its business; its financial performance may be affected by the performance of partially owned supply-chain companies and by raw material availability; it faces competition from other substrate manufacturers and from alternative materials and technologies; and it must continue to bring new products to market and improve efficiency and utilization to remain competitive. Any of these risks could have a significant negative impact on the company’s business.

Cash Transaction Risk. The Fund will generally effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and will incur brokerage and financing costs related to buying and selling securities or obtaining derivative exposure to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund will bear such costs, which will decrease the Fund’s net asset value.

Concentration Risk. Each Fund will be concentrated in the industry to which its underlying security is assigned (i.e., hold more than 25% of its total assets in investments that provide long leveraged exposure to the industry to which its underlying security is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, an industry or group of industries in which the Fund is concentrated may be out of favor and underperform other industries or groups of industries.

Capital Goods Industry Risk. (2X Long SWMR Only) The capital goods industry may be affected by fluctuations in the business cycle and by other factors affecting manufacturing demands. The capital goods industry depends heavily on corporate spending. Companies in the capital goods industry may perform well during times of economic expansion, but as economic conditions worsen, the demand for capital goods may decrease. Many capital goods are sold internationally, and companies in this industry may be affected by market conditions in other countries and regions.

Media and Entertainment Industry Risk. (2X Long GOOGL Only) Companies in the media and entertainment industry may be impacted by the high costs of research and development of new content and services in an effort to stay relevant in a highly competitive industry, and entertainment products may face a risk of rapid obsolescence. Media and entertainment companies are subject to risks that include cyclicality of revenues and earnings, changing tastes and topical interests, and decreases in the discretionary income of their targeted consumers. The media and entertainment industry is regulated, and subject to changes in the rules regarding advertising and the content produced by entertainment companies can increase overall production and distribution costs. Companies in the media and entertainment industry have at times faced increased regulatory pressure which has delayed or prohibited the release of entertainment content.

Semiconductors and Semiconductor Equipment Industry Risk. (2X Long AXTI, 2X Long TSEM, 2X Long GFS, 2X Long MTSI, 2X Long SMTC, 2X Long ONTO, 2X Long ASX, 2X Long ADI, 2X Long MCHP, and 2X Long AEHR Only) Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of semiconductor companies. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor industry is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of semiconductor companies have been and likely will continue to be extremely volatile.

Technology Hardware and Equipment Industry Risk. (2X Long VIAV, 2X Long APH, 2X Long TEL, 2X Long FN, 2X Long JBL, 2X Long KEYS, and 2X Long HPE Only) Companies in this industry may experience effects from industry competition, evolving industry standards, product obsolescence, and changing government regulation. These companies may also be affected by risks that affect the broader information technology industry.

Telecommunication Services Industry Risk. (2X Long ASTS Only) The risks of investments in the industry include: a telecommunications market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete.

Counterparty/Collateral Risk. If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Fund losing money or not being able to meet its daily leveraged investment objective.

In addition, because the Fund may enter into swap agreements with a limited number of counterparties, this increases the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or rebalance properly, which may result in significant losses to the Fund, or the Fund may decide to change its leveraged investment objective. The risk that no suitable counterparties will enter into or continue to provide swap exposure to the Fund may be increased when there is significant market volatility.

Collateral pledged by a counterparty may be insufficient to fully mitigate credit exposure in the event of a default. This risk may arise from declines in collateral value, limited marketability, legal or perfection issues, or challenges in enforcing security interests.

Cybersecurity Risk. With the increased use of technologies such as the internet to conduct business, the Fund, Authorized Participants, service providers and the relevant listing exchange are susceptible to operational, information security and related “cyber” risks both directly and through their service providers. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such issuers to lose value. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber incidents include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyberattacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Recently, geopolitical tensions may have increased the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing.

Cybersecurity failures by, or breaches of, the systems of the Fund’s investment adviser, distributor and other service providers (including, but not limited to, index and benchmark providers, fund accountants, custodians, transfer agents and administrators), market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and impact business operations, potentially resulting in: financial losses, interference with the Fund’s ability to calculate its NAV, disclosure of confidential trading information, impediments to trading, submission of erroneous trades or erroneous creation or redemption orders, the inability of the Fund or its service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, cyberattacks may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible, inaccurate or incomplete. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified, that prevention and remediation efforts will not be successful or that cyberattacks will go undetected. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund, issuers in which the Fund invests, the Index Provider, market makers or Authorized Participants. The Fund and its shareholders could be negatively impacted as a result.

Daily Correlation Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. The Fund’s exposure to the Underlying Security is impacted by the Underlying Security’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Underlying Security at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

Each Fund may have difficulty achieving its daily leveraged investment objective for many reasons, including fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which a Fund invests, early and unanticipated closings of the markets on which the holdings of a Fund trade, resulting in the inability of a Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause a Fund to hold (or not to hold) an underlying security. Each Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect each Fund’s correlation with an underlying security. A Fund may be subject to large movements of assets into and out of each Fund, potentially resulting in each Fund being over- or under-exposed to an underlying security. Additionally, each Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as each Fund, which may cause a difference between the changes in the daily performance of a Fund and changes in the performance of an underlying security. Any of these factors could decrease the correlation between the performance of a Fund and an underlying security and may hinder a Fund’s ability to meet its daily investment objective on or around that day.

Derivatives Risk. A Fund may obtain exposure through derivatives by investing in swap agreements. Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, and possibly greater than, risks associated with investing directly in the reference asset(s) underlying the derivative. The use of derivatives may result in larger losses or smaller gains than investing in the underlying security directly. The use of derivatives may expose a Fund to additional risks such as counterparty risk, liquidity risk and increased daily correlation risk. When a Fund uses derivatives, there may be imperfect correlation between the value of the underlying reference assets and the derivative, which may prevent a Fund from achieving its investment objective.

Swap Agreements. A Fund expects to use a combination of swaps on the underlying security. The performance of an ETF may not track the performance of its underlying security due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its underlying security as it would if the Fund only used swaps on the underlying security. If the underlying security has a dramatic move in price that causes a material decline in a Fund’s NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of the swap agreement between a Fund and its counterparty may allow the counterparty to immediately close out of all swap transactions with a Fund. In such circumstances, a Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with a Fund’s daily leveraged investment objective. This may prevent a Fund from achieving its daily leveraged investment objective even if the underlying security reverses all or a portion of its price movement. The value of an investment in the Fund may change quickly and without warning. Any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering a Fund’s return. Such costs may increase as interest rates rise.

Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors to significant losses.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivatives portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy and the Fund may not achieve its investment objective.

Options Contracts Risk. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Security when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Security shares at the strike price, which could result in the Fund holding the Underlying Security, and an asset that has declined in value.

Early Close/Trading Halt Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate.

Additionally, exchange or market closures or trading halts may result in a Fund’s shares trading at an increasingly large discount to NAV and/or at increasingly wide bid-ask spreads during part of, or all of, the trading day.

Equity Securities Risk. Publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests, and/or has exposure to, will cause the net asset value of the Fund to fluctuate.

ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

APs, Market Makers, and Liquidity Providers Concentration Risk. The Fund may have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares of a Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Certain securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, and the Fund may experience premiums and discounts greater than those of ETFs that hold securities that are traded only in the United States.

Trading. Although Shares are listed for trading on its applicable exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than its applicable exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares may be halted due to market conditions or for reasons that, in the view of its applicable exchange, make trading in Shares inadvisable. In addition, trading in Shares on its applicable exchange is subject to trading halts caused by extraordinary market volatility pursuant to each exchange’s “circuit breaker” rules, which temporarily halt trading on such Exchange when a decline in the S&P 500 Index during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to each exchange may halt trading in Shares when extraordinary volatility causes sudden, significant swings in the market price of Shares. There can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of a Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

Fabrinet Investing Risk. (2X Long FN Only) Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with the technology hardware and equipment industry, Fabrinet faces risks that include, but are not limited to: its operating results are dependent on demand from a limited number of significant customers and the loss or reduction of business from such customers could materially adversely affect its revenues; its business is subject to fluctuations in demand across the optical communications, industrial and other end markets it serves; it faces competition from other contract manufacturers and vertically integrated competitors, including those with lower cost structures; it relies on a limited number of manufacturing facilities, primarily located in Thailand, and disruptions, including natural disasters, political instability, labor issues or infrastructure constraints, could materially adversely affect its operations; it depends on its ability to manage complex manufacturing processes and supply chains, and disruptions or component shortages could adversely affect its ability to meet customer demand; its success depends on its ability to maintain long-term relationships with key customers and to secure new business from existing and new customers; defects or quality issues in its products could result in increased costs, customer claims and loss of business; it is exposed to risks associated with international operations, including foreign currency fluctuations, trade restrictions, export controls and geopolitical developments; and its business requires ongoing investment in manufacturing capabilities and process improvements to remain competitive. Any of these risks could have a significant negative impact on the company’s business.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GlobalFoundries, Inc. Investing Risk. (2X Long GFS Only) Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with the semiconductors and semiconductor equipment industry, GlobalFoundries, Inc. faces risks that include, but are not limited to: its operating results are subject to cyclical demand in the semiconductor industry and variability across its end markets, including communications infrastructure, automotive and industrial markets; it is dependent on a limited number of significant customers and long-term agreements, and the loss or reduction of business from any such customer could materially adversely affect its revenues and capacity utilization; its business is highly capital intensive and requires substantial ongoing investments in manufacturing facilities, equipment and process technologies; it faces intense competition from other semiconductor foundries and integrated device manufacturers, many of which have greater financial, technological and scale advantages; it relies on a limited number of manufacturing facilities and geographic concentrations, and disruptions, including equipment failures, natural disasters, geopolitical developments or supply chain constraints, could materially adversely affect its operations; its manufacturing processes are complex and subject to risks of defects, yield issues and production inefficiencies, which could result in increased costs, reduced output and loss of customers; its success depends on its ability to develop, qualify and ramp new process technologies and to meet evolving customer requirements in a timely manner; it relies on third-party suppliers for raw materials, equipment and services, and disruptions or shortages could adversely affect its ability to operate; it is exposed to risks associated with international operations, including export controls, trade restrictions and geopolitical developments; and it may be adversely affected by changes in government policies, incentives or funding programs related to semiconductor manufacturing. Any of these risks could have a significant negative impact on the company’s business.

Hewlett Packard Enterprise Company Investing Risk. (2X Long HPE Only) Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with the technology hardware and equipment industry, Hewlett Packard Enterprise Company faces risks that include, but are not limited to: its operating results are subject to fluctuations in demand for enterprise information technology infrastructure, including servers, storage and networking solutions; it faces intense competition in the information technology and enterprise infrastructure markets, including from companies with greater scale or resources; its business depends on continued innovation and the development of new products and services, including hybrid cloud and edge computing solutions, to meet evolving customer requirements; it relies on global supply chains and third-party suppliers, and disruptions, component shortages or geopolitical developments could adversely affect its ability to deliver products; its revenues and margins may be impacted by pricing pressure, product mix and changes in customer spending patterns; its business includes a significant services and financing component, which exposes it to credit risk and residual value risk; its growth strategy includes acquisitions and strategic partnerships, which involve integration risks and may not achieve expected benefits; defects or quality issues in its products or services could result in increased costs, customer claims and reputational harm; and it is exposed to risks associated with international operations, including foreign currency fluctuations, trade restrictions, export controls and geopolitical developments. Any of these risks could have a significant negative impact on the company’s business.

Indirect Investment Risk. The issuers of the underlying companies are not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Funds. Investing in a Fund is not equivalent to investing in a Fund’s underlying security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to a Fund’s underlying security.

Intraday Investment Risk. Each Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in a Fund intraday in the secondary market is a function of the difference between the share price of its Underlying Security at the market close on the first trading day and the share price of the Underlying Security at the time of purchase. If the share price of the Underlying Security rises, the Fund’s net assets will rise by approximately the same amount of the Fund’s exposure. Conversely, if the share price of the Underlying Security declines, the Fund’s net assets will decline by approximately the same amount as the Fund’s exposure. Thus, an investor that purchases Shares intraday may experience performance that is greater than, or less than, the Fund’s stated leveraged performance of the Underlying Security.

IPO Risk. (2X Long SWMR Only) The market value of shares of an IPO, including those of the Underlying Security, will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

Jabil Inc. Investing Risk. (2X Long JBL Only) Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with the technology hardware and equipment industry, Jabil Inc. faces risks that include, but are not limited to: its operating results are dependent on demand from a limited number of significant customers and end markets, and the loss or reduction of business from such customers could materially adversely affect its revenues; its business is subject to fluctuations in demand across the industries it serves, including electronics, automotive, healthcare and cloud infrastructure markets; it faces intense competition in the electronics manufacturing services industry, including from competitors with lower cost structures or greater scale; it relies on complex global supply chains and manufacturing operations, and disruptions, component shortages, labor constraints or geopolitical developments could adversely affect its ability to meet customer demand; its business depends on its ability to manage costs, including raw materials, logistics and labor, and increases in such costs could adversely affect its margins; defects or quality issues in its products or services could result in increased costs, customer claims and reputational harm; its growth strategy includes acquisitions and strategic investments, which involve integration risks and may not achieve expected benefits; it may be subject to risks associated with customer programs, including pricing pressure, contract terms and program transitions; and it is exposed to risks associated with international operations, including foreign currency fluctuations, trade restrictions, export controls and geopolitical developments. Any of these risks could have a significant negative impact on the company’s business.

Keysight Technologies, Inc. Investing Risk. (2X Long KEYS Only) Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with the technology hardware and equipment industry, Keysight Technologies, Inc. faces risks that include, but are not limited to: its operating results are subject to fluctuations in demand and capital spending cycles across the communications, aerospace, defense, automotive and electronics industries it serves; it is dependent on a diversified but concentrated customer base and reductions in demand or delays in customer spending could materially adversely affect its revenues; it faces intense competition in the electronic test and measurement industry, including from competitors with greater resources or lower cost structures; its business requires ongoing investment in research and development and product innovation to maintain competitiveness; it relies on global supply chains and third-party suppliers, and disruptions, component shortages or geopolitical developments could adversely affect its ability to manufacture and deliver products; its revenues may be impacted by the timing of large customer orders and project-based demand; defects or quality issues in its products or software could result in increased costs, customer claims and reputational harm; its growth strategy includes acquisitions, which involve integration risks and may not achieve expected benefits; and it is exposed to risks associated with international operations, including export controls, trade restrictions, tariffs, foreign currency fluctuations and geopolitical developments. Any of these risks could have a significant negative impact on the company’s business.

Leverage Risk. To achieve its daily investment objective, the Funds employ leverage and are exposed to the risk that adverse daily performance of the Fund’s underlying security will be magnified. This means that, if a Fund’s underlying security experiences adverse daily performance (meaning a decline in the value of the underlying security of the Fund), an investment in the Fund will be reduced by an amount equal to 2% for every 1% of adverse performance, not including the costs of financing leverage and other operating expenses, which would further reduce its value.

A Fund could theoretically lose an amount greater than its net assets if its underlying security moves more than 50% in a direction adverse to the Fund (meaning a decline in the value of the underlying security of the Fund). This would result in a total loss of a shareholder’s investment in one day even if its underlying security subsequently moves in the opposite direction and eliminates all or a portion of its earlier daily change. A total loss may occur in a single day even if its underlying security does not lose all of its value. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the underlying security or may increase the Fund’s volatility.

Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult to purchase or sell at a reasonable time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may reduce the potential returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. This is especially true given the limited number of market participants in certain markets in which the Fund may invest.

Certain countries in which the Fund may invest may be subject to extended settlement delays and/or foreign holidays, during which the Fund will unlikely be able to convert such holdings to cash and may make it additionally difficult for the Fund to meet redemptions in a timely fashion.

Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements, and may also cause the Fund to encounter difficulties in timely honoring redemptions, especially if market events cause an increased incidence of shareholder redemptions. If a number of securities held by the Fund stop trading or become illiquid, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt.

To the extent that an investment is deemed to be an illiquid investment or a less liquid investment, the Fund can expect to be exposed to greater liquidity risk.

MACOM Technology Solutions Holdings, Inc. Investing Risk. (2X Long MTSI Only) Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with the semiconductors and semiconductor equipment industry, MACOM Technology Solutions Holdings, Inc. faces risks that include, but are not limited to: its operating results are subject to cyclical demand in the semiconductor industry and end markets, including variability in demand across communications infrastructure, data center and industrial markets; it is dependent on a limited number of significant customers and the loss or reduction of orders from any such customer could materially adversely affect its revenues; it faces intense competition from other semiconductor companies, including larger and more diversified competitors with greater financial and technological resources; its business is capital intensive and requires ongoing investment in manufacturing capabilities, research and development and product innovation; it relies on third-party manufacturing partners and supply chain providers, and disruptions, capacity constraints or geopolitical factors affecting its supply chain could adversely affect its ability to meet customer demand; defects or quality issues in its products could result in increased costs, product returns and loss of customers; its success depends on its ability to develop and introduce new products and technologies in a timely manner and to achieve customer design wins; it may be subject to risks associated with government contracts and defense-related business, including regulatory compliance requirements and changes in government spending; and it is exposed to risks associated with international operations, including export controls, trade restrictions and geopolitical developments. Any of these risks could have a significant negative impact on the company’s business.

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective. Global trade policies, including tariffs, could also materially adversely affect the performance of the Fund’s holdings.

Microchip Technology Incorporated Investing Risk. (2X Long MCHP Only) Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with the semiconductors and semiconductor equipment industry, Microchip Technology Incorporated faces risks that include, but are not limited to: its operating results are subject to cyclical demand and inventory corrections in the semiconductor industry and the end markets it serves; it is dependent on a diversified but concentrated customer base and reductions in demand or changes in customer inventory levels could materially adversely affect its revenues; it faces intense competition from other semiconductor companies, including competitors with greater financial, technological and manufacturing resources; its business requires ongoing investment in research and development and product innovation to maintain competitiveness; it relies on internal manufacturing and third-party foundries and suppliers, and disruptions, capacity constraints or geopolitical developments could adversely affect its ability to produce and deliver products; its revenues and margins may be impacted by pricing pressure, product mix and changes in customer demand; it has significant indebtedness, including from prior acquisitions, and its ability to service such debt may adversely affect its financial condition and operating flexibility; its growth strategy includes acquisitions, which involve integration risks and may not achieve expected benefits; defects or quality issues in its products could result in increased costs, customer claims and reputational harm; and it is exposed to risks associated with international operations, including export controls, trade restrictions, tariffs, foreign currency fluctuations and geopolitical developments. Any of these risks could have a significant negative impact on the company’s business.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

New Fund Risk. None of the Funds have commenced investment operations. As a result, prospective investors have no track record or history on which to base their investment decisions. An investment in a Fund may therefore involve greater uncertainty than an investment in a fund with an established record of performance. In addition, there can be no assurance that a Fund will grow to or maintain an economically viable size. The Fund’s distributor does not maintain an active market in Fund Shares.

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non- diversified. This means that the Fund may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Onto Innovation Inc. Investing Risk. (2X Long ONTO Only) Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with the semiconductors and semiconductor equipment industry, Onto Innovation Inc. faces risks that include, but are not limited to: its operating results are subject to cyclical demand and capital spending patterns in the semiconductor industry; it depends on continued investment by semiconductor manufacturers in advanced process control, metrology, inspection and packaging technologies, and reductions or delays in customer spending could materially adversely affect its revenues; it faces intense competition in the semiconductor equipment markets in which it operates, including from competitors with greater financial, engineering, manufacturing and marketing resources; its business depends on its ability to continuously improve existing products and develop new products, applications and services that meet evolving customer requirements; it is dependent on a limited number of suppliers for certain components, subassemblies and services, and supply disruptions or shortages could adversely affect its manufacturing operations and ability to deliver products; its revenues may be affected by the timing and concentration of customer orders, including orders from a limited number of significant customers; defects, reliability issues or performance problems in its systems or software could result in increased costs, reputational harm and loss of customers; its business is subject to risks associated with international operations, including trade restrictions, export controls, geopolitical developments and foreign currency effects; and its success depends on its ability to maintain worldwide sales, service and applications support and to respond rapidly to changing customer requirements. Any of these risks could have a significant negative impact on the company’s business.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active secondary market trading of the Shares could cause more frequent creation and redemption activities, which would increase the number of portfolio transactions. High levels of portfolio transactions may cause higher transaction costs because of increased broker commissions resulting from such transactions and increased taxable capital gains. The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise most of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

Repurchase Agreements Risk. The Fund may enter into repurchase agreements. In a repurchase agreement, a party sells a security, commonly a U.S. government security, and agrees to buy the security back at a specific price at a specified later time. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Risks of Investing in China. (2X Long ASX Only) The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represent a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. The Public Company Accounting Oversight Board (“PCAOB”), which regulates auditors of U.S. public companies, has warned that it lacks the ability to inspect audit work and practices of PCAOB-registered accounting firms in China and Hong Kong. The PCAOB’s limited ability to oversee the operations of accounting firms in China and Hong Kong means that inaccurate or incomplete financial records of an issuer’s operations may not be detected, which could negatively impact the Fund’s investments in such companies. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. International trade tensions may arise from time to time which can result in trade tariffs, embargoes, trade limitations, trade wars and other negative consequences. These consequences may trigger a reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry with a potentially severe negative impact to the Fund. Additionally, the U.S. has added certain foreign technology companies to the U.S. Department of Commerce’s Bureau of Industry and Security’s “Entity List,” which is a list of companies believed to pose a national security risk to the U.S. U.S. investors may also be barred by U.S. authorities from investing in certain companies, including those with ties to the military, intelligence, and security services in China. Actions like these may have unanticipated and disruptive effects on the Chinese economy. Any such response that targets Chinese financial markets or securities exchanges could interfere with orderly trading, delay settlement or cause market disruptions.

Semtech Corporation Investing Risk. (2X Long SMTC Only) Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with the semiconductors and semiconductor equipment industry, Semtech Corporation faces risks that include, but are not limited to: its operating results are subject to cyclical demand in the semiconductor industry and variability across its end markets; it is dependent on a limited number of significant customers and distribution partners and the loss or reduction of business from such customers could materially adversely affect its revenues; it faces intense competition from other semiconductor companies with greater financial, technical and marketing resources; its business requires significant investment in research and development and product innovation to remain competitive; it relies on third-party manufacturing partners and supply chain providers, and disruptions, capacity constraints or geopolitical factors could adversely affect its ability to meet customer demand; it has incurred significant debt, including in connection with its acquisition of Sierra Wireless, and its ability to service such indebtedness may adversely affect its financial condition and operating flexibility; it may face risks related to integrating acquired businesses and may not realize the expected benefits of such acquisitions; defects or quality issues in its products could result in increased costs, product returns and loss of customers; its success depends on its ability to develop and introduce new products and technologies in a timely manner and to achieve customer design wins; and it is exposed to risks associated with international operations, including export controls, trade restrictions and geopolitical developments. Any of these risks could have a significant negative impact on the company’s business.

Swarmer, Inc. Investing Risk. (2X Long SWMR Only) Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with the capital goods industry, Swarmer, Inc. faces risks that include, but are not limited to: it has a limited operating history and has only had limited opportunities to deploy and assess its technology at scale; it depends on continued adoption of autonomous drone and swarm software by defense customers, drone manufacturers and system integrators, and such adoption may be slower than expected; real or perceived design flaws, software errors, connectivity issues or failures of its systems to perform as expected could lead to delays, liability, reputational harm or loss of revenue; unintended injury, property damage or safety incidents involving third-party systems using its software could expose it to liability and materially adversely affect its business; it expects to incur substantial research and development costs and may not successfully commercialize new products or achieve market acceptance; its products must interoperate with customer systems and integration failures could delay or cancel deployments; and it operates in a highly competitive and rapidly evolving market in which larger or better-resourced competitors may offer more successful products or services. Any of these risks could have a significant negative impact on the company’s business.

Tax Risk. The Fund intends to pay dividends each taxable year to enable it to continue to satisfy the distribution requirements necessary to qualify for treatment as a regulated investment company (“RIC”). If the Fund were to distribute to its shareholders less than the minimum amount required for any year, the Fund would become subject to U.S. federal income tax for that year on all of its taxable income and recognized gains, even those distributed to its shareholders. In addition, a Fund may not earn more than 10% of its annual gross income from non-qualifying sources, such as gains from the sale of commodities and precious metals. This could make it more difficult for the Fund to pursue its investment strategy and maintain qualification as a RIC. In lieu of potential disqualification as a RIC, the Fund is permitted to pay a tax for certain failures to satisfy this income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

In addition, to qualify for the favorable tax treatment generally available to RICs, the Fund must satisfy certain diversification requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of its assets or (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. If the Fund were to fail to satisfy the diversification requirements, it could incur penalty taxes and be forced to dispose of certain assets, or it could fail to qualify as a RIC. If the Fund were to fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

TE Connectivity plc Investing Risk. (2X Long TEL Only) Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with the technology hardware and equipment industry, TE Connectivity plc faces risks that include, but are not limited to: its operating results are subject to fluctuations in demand across the diverse end markets it serves, including transportation, industrial, communications and medical markets; it is dependent on a broad but concentrated customer base and reductions in demand from significant customers could materially adversely affect its revenues; it faces intense competition in the connectivity and sensor solutions industry, including from competitors with greater resources or lower cost structures; its business requires ongoing investment in research and development and product innovation to maintain competitiveness; it relies on global manufacturing operations and supply chains, and disruptions, including component shortages, logistics constraints or geopolitical developments, could adversely affect its ability to produce and deliver products; increases in raw material costs or supply constraints could adversely affect its margins and operating results; defects or quality issues in its products could result in increased costs, customer claims and reputational harm; its growth strategy includes acquisitions, which involve integration risks and may not achieve expected benefits; and it is exposed to risks associated with international operations, including trade restrictions, export controls, tariffs, foreign currency fluctuations and geopolitical developments. Any of these risks could have a significant negative impact on the company’s business.

Tower Semiconductor Ltd. Investing Risk. (2X Long TSEM Only) Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with the semiconductors and semiconductor equipment industry, Tower Semiconductor Ltd. faces risks that include, but are not limited to: its dependence on a limited number of significant customers, and the loss or reduction of orders from any such customer could materially adversely affect its revenues; its business is capital intensive and requires significant ongoing investments in manufacturing facilities, equipment and process technologies; its operating results are subject to cyclical demand in the semiconductor industry and end markets, which may result in fluctuations in utilization rates and profitability; it faces intense competition from larger semiconductor foundries with greater financial and technological resources; its manufacturing operations are subject to risks of disruptions, including equipment failures, supply chain constraints and geopolitical risks affecting its global operations; defects or yield issues in its manufacturing processes could result in reduced production, increased costs and loss of customers; and its ability to develop and qualify new process technologies and attract new customers depends on continued investment and technological innovation. Any of these risks could have a significant negative impact on the company’s business.

Viavi Solutions Inc. Investing Risk. (2X long VIAV Only) Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with the technology hardware and equipment industry, Viavi Solutions Inc. faces risks that include, but are not limited to: its operating results are subject to cyclical demand and spending patterns in the communications, aerospace, defense and industrial markets it serves; it is dependent on a limited number of significant customers and the timing of customer orders, and reductions or delays in orders could materially adversely affect its revenues; it faces intense competition from other providers of network test and optical technologies, including companies with greater resources; its business requires ongoing investment in research and development and product innovation to maintain competitiveness; it relies on global supply chains and third-party manufacturers, and disruptions, component shortages or geopolitical factors could adversely affect its ability to deliver products; its revenues may be impacted by variability in service provider and enterprise capital expenditures; defects or quality issues in its products could result in increased costs, customer claims and reputational harm; its growth strategy may include acquisitions and strategic transactions, which involve integration risks and may not achieve expected benefits; and it is exposed to risks associated with international operations, including export controls, trade restrictions and geopolitical developments. Any of these risks could have a significant negative impact on the company’s business.

PORTFOLIO HOLDINGS INFORMATION

Information about each Fund’s daily portfolio holdings is available at www.ThemesETFs.com. A summarized description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is available in the Funds’ SAI.

MANAGEMENT

The Funds are series of the Trust, a Delaware statutory trust, which is overseen by a board of trustees (the “Board”).

Investment Adviser

The Adviser has overall responsibility for the general management and administration of the Trust and each of its separate investment portfolios. The Adviser is a registered investment adviser with offices located at 34 East Putnam Avenue, Suite 112, Greenwich, Connecticut 06830. The Adviser has managed ETFs since 2023. The Adviser also arranges for transfer agency, custody, fund administration, securities lending and all other related services necessary for each Fund to operate. For its services, the Adviser receives a fee from each Fund, calculated daily and paid monthly, based on a percentage of each Fund’s average daily net assets, as shown in the following table:

Name of Fund	Management Fee
Leverage Shares 2X Long ASTS Daily ETF	0.75%
Leverage Shares 2X Long SMWR Daily ETF	0.75%
Leverage Shares 2X Long GOOGL Daily ETF	0.75%
Leverage Shares 2X Long AXTI Daily ETF	0.75%
Leverage Shares 2X Long TSEM Daily ETF	0.75%
Leverage Shares 2X Long GFS Daily ETF	0.75%
Leverage Shares 2X Long MTSI Daily ETF	0.75%
Leverage Shares 2X Long SMTC Daily ETF	0.75%
Leverage Shares 2X Long VIAV Daily ETF	0.75%
Leverage Shares 2X Long ONTO Daily ETF	0.75%
Leverage Shares 2X Long APH Daily ETF	0.75%
Leverage Shares 2X Long TEL Daily ETF	0.75%
Leverage Shares 2X Long FN Daily ETF	0.75%
Leverage Shares 2X Long JBL Daily ETF	0.75%
Leverage Shares 2X Long KEYS Daily ETF	0.75%
Leverage Shares 2X Long ASX Daily ETF	0.75%
Leverage Shares 2X Long HPE Daily ETF	0.75%
Leverage Shares 2X Long ADI Daily ETF	0.75%
Leverage Shares 2X Long MCHP Daily ETF	0.75%
Leverage Shares 2X Long AEHR Daily ETF	0.75%

Under the Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Funds (the “Investment Advisory Agreement”), the Adviser has agreed to pay all expenses of each Fund, except for the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.

The basis for the Board’s approval of the Investment Advisory Agreement for each Fund will be available in such Fund’s first Form N-CSR.

Portfolio Managers

The Funds’ portfolio managers are Calvin Tsang, Dingxun (Kevin) Shao and Paul Bartkowiak who are jointly and primarily responsible for the day-to-day management of each Fund’s portfolio.

Mr. Tsang joined Themes Management Company LLC in March 2023 and serves as Head of Product Management and Development. Calvin has over eight years of experience as a portfolio manager. Prior to joining Themes Management Company LLC, Calvin was a Portfolio Manager at Cboe Vest from January 2021 to December 2022, Multi-Asset Portfolio Manager at QS Investors from May 2019 to December 2020, and Senior Portfolio Analyst at ProShares from August 2014 to May 2019. Mr. Tsang is a CFA charterholder and a certified FRM. He holds a dual Bachelor’s Degree in Accounting and Economics from Binghamton University.

Mr. Shao joined Themes Management Company LLC in July 2023 and serves as Vice President, Product Management and Development. Dingxun (Kevin) possesses over nine years of experience in the financial services industry, including more than seven years dedicated to portfolio management. Prior to joining Themes Management Company LLC, Dingxun (Kevin) gained most of his portfolio management experience at ProShares, where he started in July 2016 as an Analyst and concluded his tenure as an Associate Portfolio Manager in June 2023. Mr. Shao earned his Bachelor’s Degree with a dual major in Finance and Information Systems from the University of Maryland, College Park, Robert H. Smith School of Business.

Mr. Bartkowiak joined Themes Management Company LLC in April of 2024 and serves as Associate Vice President, Portfolio Management. Paul has almost a decade of asset management experience. Paul most recently served as a Senior Portfolio Analyst at ProShares from 2021 to April 2024. Paul’s time at ProShares was split between their FICC and Currency, International Equity, and Commodity teams. In addition to his responsibilities to manage the firm’s ETFs, Mr. Bartkowiak was a member of ProShares’ Credit Team. Mr. Bartkowiak completed his undergraduate studies at the University of Dayton and MBA at Saint Louis University.

The SAI provides additional information about the Portfolio Manager’s compensation structure, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of Shares of each Fund for which he is a portfolio manager.

ADDITIONAL INFORMATION ON BUYING AND SELLING FUND SHARES

Most investors will buy and sell Shares of the Funds through brokers. Shares of each Fund trade on the applicable exchange as listed on the cover of this Prospectus and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. When buying or selling Shares through a broker, most investors will incur customary brokerage commissions and charges. Shares of each Fund trade under the trading symbol listed on the cover of this Prospectus. Only authorized participants (“Authorized Participants” or “APs”) who have entered into agreements with the Funds’ distributor may acquire Shares directly from a Fund, and only APs may tender their Shares for redemption directly to each Fund, at NAV in Creation Units. Once created, Shares trade in the secondary market in amounts less than a Creation Unit.

Share Trading Prices

Transactions in each Fund’s Shares will be priced at NAV only if you purchase Shares directly from each Fund in Creation Units. As with other types of securities, the trading prices of Shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your Shares in the secondary market may be more or less than the NAV of such Shares.

Determination of Net Asset Value

The NAV of each Fund’s Shares is calculated each day the New York Stock Exchange (“NYSE”) is open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time (the “NAV Calculation Time”). If the NYSE closes before 4:00 p.m. Eastern Time, as it occasionally does, the NAV Calculation Time will be the time the NYSE closes. In addition, any U.S. fixed-income assets may be valued as of the announced closing time of trading in fixed income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. Each Fund’s NAV per share is calculated by dividing the Fund’s net assets by the number of Fund Shares outstanding.

In calculating its NAV, each Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Fair Value Pricing

The Board has adopted procedures and methodologies to fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable. For example, such circumstances may arise when: (i) a security has been delisted or has had its trading halted or suspended; (ii) a security’s primary pricing source is unable or unwilling to provide a price; (iii) a security’s primary trading market is closed during regular market hours; or (iv) a security’s value is materially affected by events occurring after the close of the security’s primary trading market. Generally, when fair valuing an investment, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and/or specific market conditions and the specific facts giving rise to the need to fair value the security. The Adviser makes fair value determinations in good faith and in accordance with the fair value methodologies included in the Board-adopted valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Adviser will be able to obtain the fair value assigned to the investment upon the sale of such investment.

Dividends and Distributions

Each Fund expects to pay out dividends, if any, on an annual basis. Nonetheless, each Fund may make more frequent dividend payments. Each Fund expects to distribute its net realized capital gains to investors annually. Each Fund occasionally may be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Book Entry

Shares of each Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares of each Fund.

Investors owning Shares of each Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares of each Fund. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book-entry or “street name” form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of each Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for each Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Frequent Purchases and Redemptions of Fund Shares

Each Fund imposes no restrictions on the frequency of purchases and redemptions of Fund Shares. In determining not to impose such restrictions, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with a Fund, are an essential part of the ETF process and help keep Fund share trading prices in line with NAV. As such, each Fund accommodates frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains. To minimize these potential consequences of frequent purchases and redemptions, each Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effecting trades. In addition, each Fund and the Adviser reserve the right to reject any purchase order at any time.

Investments by Registered Investment Companies

Section 12(d)(1) of the Investment Company Act of 1940, as amended (“1940 Act”) restricts investments by registered investment companies in the securities of other investment companies, including Shares. Registered investment companies are permitted to invest in a Fund beyond the limits set forth in section 12(d)(1) subject to certain terms and conditions set forth in Rule 12d1-4 under the 1940 Act, including that such investment companies enter into an agreement with the Fund.

Provisions in the Trust’s Governing Documents Regarding Shareholder Derivative Claims

As described further in the Trust’s Agreement and Declaration of Trust, no person, other than a Trustee, who is not a Shareholder of a particular Series (or class) shall be entitled to bring any derivative action, suit or other proceeding on behalf of the Trust with respect to such Series (or class). No Shareholder of a Series or (or class) may maintain a derivative action on behalf of the Trust with respect to such Series (or class) unless holders of a least ten percent (10%) of the outstanding Shares of such Series (or class) join in the bringing of such action; except that this provision will not apply to claims brought under the U.S. federal securities laws. In addition to the requirements set forth in Section 3816 of the Delaware Act, a Shareholder may bring a derivative action on behalf of the Trust with respect to a Series (or class) only if the following conditions are met: (i) the Shareholder or Shareholders must make a pre-suit demand upon the Trustees to bring the subject action unless an effort to cause the Trustees to bring such an action is not likely to succeed; and a demand on the Trustees shall only be deemed not likely to succeed and therefore excused if a majority of the Trustees, or a majority of any committee established to consider the merits of such action, has a personal financial interest in the transaction at issue, and a Trustee shall not be deemed interested in a transaction or otherwise disqualified from ruling on the merits of a Shareholder demand by virtue of the fact that such Trustee receives remuneration for his service as a Trustee of the Trust or as a trustee or director of one or more investment companies that are under common management with or otherwise affiliated with the Trust; and (ii) unless a demand is not required under clause (i) of this paragraph, the Trustees must be afforded a reasonable amount of time to consider such Shareholder request and to investigate the basis of such claim; and the Trustees shall be entitled to retain counsel or other advisors in considering the merits of the request and may require an undertaking by the Shareholders making such request to reimburse the Trust for the expense of any such advisors in the event that the Trustees determine not to bring such action (except that the provision allowing the Trustees to require an undertaking by the Shareholders to reimburse the Trust for the expense of any such advisors will not apply to claims brought under the U.S. federal securities laws).

ADDITIONAL TAX INFORMATION

The following information is meant as a general summary for U.S. shareholders. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisers for advice about the particular U.S. federal, state and local tax consequences to them of investing in a Fund.

Each Fund will distribute substantially all of their income and gains to its shareholders every year. Dividends paid by the Funds derived from net investment income, if any, will generally be paid annually and capital gains distributions, if any, will be made at least annually. Although the Funds will not be taxed on amounts they distribute, shareholders will generally be taxed on distributions, regardless of whether distributions are paid by the Funds in cash or are reinvested in additional Fund shares.

Distributions generally will be taxable as qualified dividend income, long-term capital gain, or ordinary income. Qualified dividend income generally includes dividends paid by U.S. corporations and certain qualifying foreign corporations, provided the foreign corporation is not a passive foreign investment company. Any distribution resulting from such qualified dividend income received by a Fund will be designated as qualified dividend income. If a Fund designates a distribution as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate provided certain holding period and other requirements are met. If a Fund designates a distribution as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gain, regardless of how long the shareholders have held their Fund shares. Short-term capital gains may be realized and any distribution resulting from such gains will be taxed at ordinary income tax rates. All taxable dividends paid by a Fund other than those designated as qualified dividend income or capital gain distributions will be taxable as ordinary income to shareholders.

Taxable distributions paid by a Fund to corporate shareholders will be taxed at corporate U.S. federal income tax rates. Corporate shareholders may be entitled to a dividends-received deduction (“DRD”) for a portion of the dividends paid and designated by the Fund as qualifying for the DRD provided certain holding period and other requirements are met.

If a Fund declares a dividend in October, November or December but pays it in January, it will be taxable to shareholders as if the dividend had been received in the year in which it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year. Distributions may be subject to U.S. state and local taxes, as well as U.S. federal income taxes.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term depending upon the shareholder’s holding period for the Fund shares. An exchange of shares may be treated as a sale and may be subject to tax.

Each Fund may be required to backup withhold U.S. federal income tax for all taxable distributions payable to shareholders who fail to provide the applicable Fund with their correct taxpayer identification numbers and to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts backup withheld may be credited against a shareholder’s U.S. federal income tax liability.

Shareholders should consult with their own tax advisers to ensure that distributions and sale of Fund shares are treated appropriately on their U.S. federal income tax and other returns.

At the time that this prospectus was being prepared, various administrative and legislative changes to the U.S. federal tax laws are under consideration, but it is not possible at this time to determine whether any of these changes will take place or what the changes might entail.

The foregoing discussion summarizes some of the possible consequences under current U.S. federal income tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in the shares under all applicable tax laws. See “US Federal Income Taxes” in the SAI for more information.

DISTRIBUTION

The Funds’ distributor, ALPS Distributors, Inc. (the “Distributor”), is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for each Fund on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of each Fund or the securities that are purchased or sold by each Fund. The Distributor’s principal address is 1290 Broadway, Suite 1000, Denver, Colorado 80203.

For all Funds, the Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.

No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of a Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often Shares of the Funds traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the applicable Fund is available on the Funds’ website at www.ThemesETFs.com.

FINANCIAL HIGHLIGHTS

The Funds are newly organized and therefore have not yet had any operations as of the date of this Prospectus and do not have financial highlights to present at this time.

The Funds’ current SAI, dated [  ], 2026, as supplemented from time to time, provides additional detailed information about each Fund. The SAI is on file with the SEC and is herein incorporated by reference into this Prospectus.

Additional information about each Fund’s investments is available in the Funds’ annual and semi-annual reports to shareholders (when available). In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance.

To make shareholder inquiries, for more detailed information on each Fund, or to request the SAI or annual or semi- annual shareholder reports (once available) free of charge, please:

Call:	1-866-5Themes (1-866-584-3637)	Write:
	Monday through Friday 8:00 a.m. – 5:00 p.m. (Central time)	Themes ETF Trust c/o U.S. Bank Global Fund Services, LLC
P.O. Box 701
Visit:	www.ThemesETFs.com	Milwaukee, Wisconsin 53202

Shareholder reports and other information about the Funds are also available:

●	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or

●	For a fee, by e-mail request to publicinfo@sec.gov.

No person is authorized to give any information or to make any representations about each Fund and its Shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

The Trust’s SEC Investment Company Act file number is 811-23872.

Subject to Completion, preliminary Statement of Additional Information dated March 26, 2026

The information in this Statement of Additional Information is not complete and may be changed.
Themes ETF Trust may not sell these securities until the registration statement filed with the Securities and
Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

THEMES ETF TRUST

[ ]	Leverage Shares 2X Long ASTS Daily ETF
[ ]	Leverage Shares 2X Long SMWR Daily ETF
[ ]	Leverage Shares 2X Long GOOGL Daily ETF
[ ]	Leverage Shares 2X Long AXTI Daily ETF
[ ]	Leverage Shares 2X Long TSEM Daily ETF
[ ]	Leverage Shares 2X Long GFS Daily ETF
[ ]	Leverage Shares 2X Long MTSI Daily ETF
[ ]	Leverage Shares 2X Long SMTC Daily ETF
[ ]	Leverage Shares 2X Long VIAV Daily ETF
[ ]	Leverage Shares 2X Long ONTO Daily ETF
[ ]	Leverage Shares 2X Long APH Daily ETF
[ ]	Leverage Shares 2X Long TEL Daily ETF
[ ]	Leverage Shares 2X Long FN Daily ETF
[ ]	Leverage Shares 2X Long JBL Daily ETF
[ ]	Leverage Shares 2X Long KEYS Daily ETF
[ ]	Leverage Shares 2X Long ASX Daily ETF
[ ]	Leverage Shares 2X Long HPE Daily ETF
[ ]	Leverage Shares 2X Long ADI Daily ETF
[ ]	Leverage Shares 2X Long MCHP Daily ETF
[ ]	Leverage Shares 2X Long AEHR Daily ETF

All ETFs Listed on [   ]

STATEMENT OF ADDITIONAL INFORMATION

[       ], 2026

This Statement of Additional Information (“SAI”) is not a Prospectus. It should be read in conjunction with the current Prospectus, as may be revised from time to time (“Prospectus”), for the exchange traded funds (“ETFs”) listed above (each a “Fund” and collectively the “Funds”), each a separate series of Themes ETF Trust (the “Trust”). The current Prospectus for the Funds is dated [   ], 2026. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus for the Funds may be obtained, without charge, by calling 1-866-5Themes (1-866-584-3637), visiting www.ThemesETFs.com, or writing to Themes ETF Trust, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency or any bank. An investment in a Fund involves investment risks, including possible loss of principal.

TABLE OF CONTENTS

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS	1
INVESTMENT STRATEGIES AND RISKS	1
GENERAL RISKS	1
SPECIFIC INVESTMENT STRATEGIES	3
INVESTMENT LIMITATIONS	11
PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES	12
CONTINUOUS OFFERING	13
MANAGEMENT OF THE TRUST	14
INVESTMENT ADVISER	18
The Administrator AND Transfer AgenT	21
THE CUSTODIAN	22
THE DISTRIBUTOR	22
LEGAL COUNSEL	23
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	23
BROKERAGE TRANSACTIONS	24
ADDITIONAL INFORMATION CONCERNING THE TRUST	26
LIMITATION OF TRUSTEES’ LIABILITY	28
PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS	28
DETERMINATION OF NAV	36
DIVIDENDS AND DISTRIBUTIONS	36
US FEDERAL INCOME TAXES	37
FINANCIAL STATEMENTS	46
APPENDIX A	A-1

i

DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Delaware statutory trust on February 22, 2023 and is authorized to issue multiple series or portfolios. The Trust is an open-end, management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund’s ticker symbol appears on the cover of this SAI, and references to specific Funds in the sections below will refer to such Funds by their ticker symbol.

Each Fund’s investment objective and principal investment strategies are described in the prospectus. Each Fund is “non-diversified” as that term is defined in the 1940 Act. As a non-diversified fund, each Fund is permitted to invest in fewer securities at any one time than a diversified fund. The following information supplements, and should be read in conjunction with, the prospectus.

Themes Management Company LLC (the “Adviser”) is the investment adviser to the Funds. ALPS Distributors, Inc. is the distributor (the “Distributor”) of the shares of the Funds.

The Funds issue and redeem shares (“Shares”) at net asset value per share (“NAV”) only in large blocks of Shares (“Creation Units” or “Creation Unit Aggregations”). These transactions are usually in exchange for a basket of securities included in its portfolio and an amount of cash. As a practical matter, only institutions or large investors (authorized participants) who have entered into agreements with the Trust’s Distributor, can purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares of the Fund are not redeemable securities.

Shares of the Funds are listed on The Nasdaq Stock Market, LLC (the “Exchange”), and trade throughout the day on the Exchange and other secondary markets at market prices that may differ from NAV. As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the prices of Shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

INVESTMENT STRATEGIES AND RISKS

Each Fund’s investment objective, principal investment strategies and associated risks are described in the Funds’ Prospectus. The sections below supplement these principal investment strategies and risks and describe each Fund’s additional investment policies and the different types of investments that may be made by a Fund as a part of its non-principal investment strategies. With respect to each Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.

Each Fund intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that it will not be subject to US federal income tax on income and gains that are timely distributed to Fund shareholders. The Funds will invest their assets, and otherwise conduct their operations, in a manner that is intended to satisfy the qualifying income, diversification and distribution requirements necessary to establish and maintain RIC qualification under Subchapter M of the Code.

GENERAL RISKS

An investment in a Fund should be made with an understanding that the value of that Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of an issuer or counterparty, changes in specific economic, political, public health or cyber conditions that affect a particular security or issuer and changes in general economic, political, public health or cyber conditions. An investor in the Funds could lose money over short or long periods of time.

1

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of a Fund’s portfolio securities and therefore a decrease in the value of Shares of that Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic, public health, cyber, or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

There can be no guarantee that a liquid market for the securities held by the Funds will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Shares will be adversely affected if trading markets for a Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

Cybersecurity Risk. As the use of technology has become more prevalent in the course of business, the Funds may be more susceptible to operational and financial risks associated with cyber security, including: theft, loss, misuse, improper release, corruption and destruction of, or unauthorized access to, confidential or highly restricted data relating to a Fund and its shareholders; and compromises or failures to systems, networks, devices and applications relating to the operations of a Fund and its service providers. Cyber security risks may result in financial losses to a Fund and its shareholders; the inability of a Fund to transact business with its shareholders; delays or mistakes in the calculation of a Fund’s NAV or other materials provided to shareholders; the inability to process transactions with shareholders or other parties; violations of privacy and other laws; regulatory fines, penalties and reputational damage; and compliance and remediation costs, legal fees and other expenses. A Fund’s service providers (including, but not limited to, its investment adviser, any sub-advisers, administrator, transfer agent, and custodian or their agents), financial intermediaries, companies in which a Fund invests and parties with which a Fund engages in portfolio or other transactions also may be adversely impacted by cyber security risks in their own businesses, which could result in losses to a Fund or its shareholders. While measures have been developed which are designed to reduce the risks associated with cyber security, there is no guarantee that those measures will be effective, particularly since the Funds do not directly control the cyber security defenses or plans of their service providers, financial intermediaries and companies in which they invest or with which they do business.

Pandemic Risk. The global pandemic caused by COVID-19, a novel coronavirus, resulted in a wide range of social and economic disruptions, including closed borders, voluntary or compelled quarantines of large populations, stressed healthcare systems, reduced or prohibited domestic or international travel, supply chain disruptions, and so-called “stay-at-home” orders throughout much of the United States and many other countries. The fall-out from these disruptions has included the rapid closure of businesses deemed “non-essential” by federal, state, or local governments and rapidly increasing unemployment, as well as greatly reduced liquidity for certain instruments at times. Some sectors of the economy and individual issuers have experienced particularly large losses. Such disruptions may continue for an extended period of time or reoccur in the future to a similar or greater extent. It is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance. A discussion of some of the other risks associated with investments in the Funds is contained in each Fund’s Prospectus.

2

SPECIFIC INVESTMENT STRATEGIES

The following are descriptions of the Funds’ permitted investments and investment practices and the associated risk factors. A Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with a Fund’s investment objective and permitted by a Fund’s stated investment policies. See the Funds’ prospectus for additional information on the Funds’ investment practices and the associated risk factors.

SWAPS. Each Fund may enter into total return swaps, which may be used either as economically similar substitutes for owning the reference asset specified in the swap, such as the securities that comprise a given market index, particular securities or commodities, or other assets or indicators. They also may be used as a means of obtaining exposure in markets where the reference asset is unavailable or it may otherwise be impossible or impracticable for a Fund to own that asset. “Total return” refers to the payment (or receipt) of the total return on the underlying reference asset, which is then exchanged for the receipt (or payment) of an interest rate. Total return swaps provide a Fund with the additional flexibility of gaining exposure to an underlying stock in a potentially more economical way.

Most swaps entered into by a Fund provide for the calculation and settlement of the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swaps may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the return on the reference entity. A Fund’s current obligations under the types of swaps that the Funds expect to enter into (e.g., total return swaps) will be accrued daily (offset against any amounts owed to a Fund by the counterparty to the swap) and any accrued but unpaid net amounts owed to a swap counterparty will collateralized by the Fund posting collateral to a tri-party account between the Fund’s custodian, the Fund, and the counterparty. However, typically no payments will be made until the settlement date.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis and if the counterparty to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

In recent years, regulators across the globe, including the U.S. Commodity Futures Trading Commission (“CFTC”) and the U.S. banking regulators, have adopted collateral requirements applicable to uncleared swaps. While a Fund is not directly subject to these requirements, where a Fund’s counterparty is subject to the requirements, uncleared swaps between a Fund and that counterparty are required to be marked-to-market on a daily basis, and collateral is required to be exchanged to account for any changes in the value of such swaps. The rules impose a number of requirements as to these exchanges of collateral, including as to the timing of transfers, the type of collateral (and valuations for such collateral) and other matters that may be different than what a Fund would agree with its counterparty in the absence of such regulation. In all events, where a Fund is required to post collateral to its swap counterparty, such collateral will be posted to an independent bank custodian, where access to the collateral by the swap counterparty will generally not be permitted unless a Fund is in default on its obligations to the swap counterparty.

In addition to the variation margin requirements, regulators have adopted “initial” margin requirements applicable to uncleared swaps. Where applicable, these rules require parties to an uncleared swap to post, to a custodian that is independent from the parties to the swap, collateral (in addition to any variation margin noted above) in an amount that is either (i) specified in a schedule in the rules or (ii) calculated by the regulated party in accordance with a model that has been approved by that party’s regulator(s). Effective September 1, 2022, the initial margin rules will apply to the swap trading relationships of Funds with average aggregate notional amounts that exceed $8 billion. These rules may impose significant costs on a Fund’s ability to engage in uncleared swaps and, as such, could adversely affect the Advisor’s ability to manage a Fund, may impair a Fund’s ability to achieve its investment objective and/or may result in reduced returns to a Fund’s investors.

3

The Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants; (2) requiring central clearing and execution of standardized swaps; (3) imposing collateral requirements on Swap transactions; (4) regulating and monitoring swap transactions through position limits and large trader reporting requirements; and (5) imposing recordkeeping and centralized and public reporting requirements, on an anonymous basis, for most swaps. The CFTC is responsible for the regulation of most swaps. The SEC has jurisdiction over a small segment of the market referred to as “security-based swaps,” which includes swaps on single securities or credits, or narrow-based indices of securities or credits.

Uncleared swaps. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. A Fund customarily enters into uncleared swaps based on the standard terms and conditions of an International Swaps and Derivatives Association (“ISDA”) Master Agreement. ISDA is a voluntary industry association of participants in the OTC derivatives markets that has developed standardized contracts used by such participants that have agreed to be bound by such standardized contracts. In the event that one party to a swap transaction defaults and the transaction is terminated prior to its scheduled termination date, one of the parties may be required to make an early termination payment to the other. An early termination payment may be payable by either the defaulting or non-defaulting party, depending upon which of them is “in-the-money” with respect to the swap at the time of its termination. Early termination payments may be calculated in various ways, but are intended to approximate the amount the “in-the-money” party would have to pay to replace the swap as of the date of its termination. During the term of an uncleared swap, a Fund will be required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by a Fund to the counterparty if all outstanding swaps between the parties were terminated on the date in question, including any early termination payments. Periodically, changes in the amount pledged are made to recognize changes in value of the contract resulting from, among other things, interest on the notional value of the contract, market value changes in the underlying investment, and/or dividends paid by the issuer of the underlying instrument. Likewise, the counterparty will be required to pledge cash or other assets to cover its obligations to a Fund. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to a Fund, the amount pledged by the counterparty and available to a Fund may not be sufficient to cover all the amounts due to a Fund and the Fund may sustain a loss. Rules requiring initial margin to be posted by certain market participants for uncleared swaps have been adopted and are being phased in over time. When these rules take effect with respect to the Funds, if a Fund is deemed to have material swaps exposure under applicable swap regulations, it will be required to post initial margin in addition to variation margin.

Cleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange-trading. The Dodd-Frank Act and implementing rules will ultimately require the clearing and exchange-trading of many swaps. Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant, CFTC approval of contracts for central clearing and public trading facilities making such cleared swaps available to trade. To date, the CFTC has designated only certain of the most common types of credit default index swaps and interest rate swaps as subject to mandatory clearing and certain public trading facilities have made certain of those cleared swaps available to trade, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks and may involve additional costs and risks not involved with uncleared swaps. In a cleared swap, a Fund’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. Cleared swaps are submitted for clearing through each party’s futures commission merchant (“FCM”), which must be a member of the clearinghouse that serves as the central counterparty. Transactions executed on a swap execution facility may increase market transparency and liquidity but may require a Fund to incur increased expenses to access the same types of swaps that it has used in the past. When a Fund enters into a cleared swap, it must deliver to the central counterparty (via the FCM) initial margin. The initial margin requirements are determined by the central counterparty, and are typically calculated as an amount equal to the volatility in market value of the cleared swap over a fixed period, but an FCM may require additional collateral above the amount required by the central counterparty. During the term of the swap agreement, an additional collateral amount may

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also be required to be paid by a Fund or may be received by a Fund in accordance with collateral controls set for such accounts. If the value of the Fund’s cleared swap declines, the Fund will be required to make additional payments to the FCM to settle the change in value. Conversely, if the market value of a Fund’s position increases, the FCM will post additional amounts to the Fund’s account. At the conclusion of the term of the swap agreement, if a Fund has a loss equal to or greater than the collateral amount, the collateral amount is paid to the FCM along with any loss in excess of the collateral amount. If a Fund has a loss of less than the collateral amount, the excess collateral is returned to a Fund. If a Fund has a gain, the full collateral amount and the amount of the gain is paid to a Fund.

The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher collateral requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. However, it is possible that developments in government regulation of various types of derivative instruments, such as speculative position limits on certain types of derivatives, or limits or restrictions on the counterparties with which a Fund engages in derivative transactions, may limit or prevent the Fund from using or limit the Fund’s use of these instruments effectively as a part of its investment strategy, and could adversely affect the Fund’s ability to achieve its investment goal. The Adviser will continue to monitor developments in the area, particularly to the extent regulatory changes affect a Fund’s ability to enter into desired swap agreements. New requirements, even if not directly applicable to a Fund, may increase the cost of a Fund’s investments and cost of doing business.

OPTIONS. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy an underlying reference instrument, such as a specified security, currency, index, or other instrument, from the writer of the option (in the case of a call option), or to sell a specified reference instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying reference instrument, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Put and call options are traded on national securities exchanges and in the OTC market.

Options traded on national securities exchanges are within the jurisdiction of the SEC or other appropriate national securities regulator, as are securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all option positions entered into on a national securities exchange in the United States are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. Furthermore, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the OTC market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements. There is no assurance, however, that higher than anticipated trading activity or other unforeseen events might not temporarily render the capabilities of the Options Clearing Corporation inadequate, and thereby result in the exchange instituting special procedures which may interfere with the timely execution of the Fund’s orders to close out open options positions.

The Fund may purchase and sell a combination of standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”) call option contracts that are based on the value of the price returns of the underlying instrument. Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated).

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Call Options. As the buyer of a call option, a Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). The Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, the Fund may buy call options on the underlying reference instrument with the goal of gaining exposure to the underlying reference instrument. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund, in which case the Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

BORROWING. While the Funds do not intend to borrow for investment purposes, the Funds reserve the right to do so. Borrowing for investment purposes is a form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. The Funds also may enter into certain transactions, including reverse repurchase agreements, which can be viewed as constituting a form of leveraging by the Funds. Leveraging will exaggerate the effect on the net asset value per share (“NAV”) of the Funds of any increase or decrease in the market value of the Funds’ portfolio. Because substantially all of the Funds’ assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the NAV of the Funds will increase more when the Funds’ portfolio assets increase in value and decrease more when the Funds’ portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Generally, the Funds would use this form of leverage during periods when the Advisor believes that the Funds’ investment objective would be furthered.

The Funds also may borrow money to facilitate management of the Funds’ portfolio by enabling the Funds to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the Funds promptly. As required by the 1940 Act, the Funds must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Funds’ assets should fail to meet this 300% coverage test, the Funds, within three days (not including Sundays and holidays), will reduce the amount of the Funds’ borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Funds’ total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. While the Funds do not anticipate doing so, the Funds are authorized to pledge (i.e., transfer a security interest in) portfolio securities in an amount up to one-third of the value of the Funds’ total assets in connection with any borrowing.

FIXED INCOME SECURITIES. The Funds may invest in fixed income securities. Even though interest-bearing securities are investments that promise a stable stream of income, the prices of such securities are affected by changes in interest rates. In general, fixed income security prices rise when interest rates fall and fall when interest rates rise. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates. The values of fixed income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed, the Funds will consider all circumstances deemed relevant in determining whether to continue to hold the security.

Fixed income investments bear certain risks, including credit risk, or the ability of an issuer to pay interest and principal as they become due. Generally, higher yielding bonds are subject to more credit risk than lower yielding bonds. Interest rate risk refers to the fluctuations in value of fixed income securities resulting from the short relationship between the market value of outstanding fixed income securities and changes in interest rates. An increase in interest rates will generally reduce the market value of fixed income investments and a decline in interest rates will tend to increase their value.

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A number of factors, including changes in a central bank’s monetary policies or general improvements in the economy, may cause interest rates to rise. Fixed income securities with longer durations are more sensitive to interest rate changes than securities with shorter durations, making them more volatile. This means their prices are more likely to experience a considerable reduction in response to a rise in interest rates.

FIXED-INCOME SECURITIES RATINGS. Nationally recognized statistical rating organizations (together, rating agency) publish ratings based upon their assessment of the relative creditworthiness of rated fixed-income securities. Generally, a lower rating indicates higher credit risk, and higher yields are ordinarily available from fixed-income securities in the lower rating categories to compensate investors for the increased credit risk. Any use of credit ratings in evaluating fixed-income securities can involve certain risks. For example, ratings assigned by the rating agencies are based upon an analysis completed at the time of the rating of the obligor’s ability to pay interest and repay principal, typically relying to a large extent on historical data. Rating agencies typically rely to a large extent on historical data which may not accurately represent present or future circumstances. Ratings do not purport to reflect to risk of fluctuations in market value of the fixed-income security and are not absolute standards of quality and only express the rating agency’s current opinion of an obligor’s overall financial capacity to pay its financial obligations. A credit rating is not a statement of fact or a recommendation to purchase, sell or hold a fixed-income obligation. Also, credit quality can change suddenly and unexpectedly, and credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated. Rating agencies may have a financial interest in generating business, including the arranger or issuer of the security that normally pays for that rating, and a low rating might affect future business. While rating agencies have policies and procedures to address this potential conflict of interest, there is a risk that these policies will fail to prevent a conflict of interest from impacting the rating. Additionally, legislation has been enacted in an effort to reform rating agencies. The SEC has also adopted rules to require rating agencies to provide additional disclosure and reduce conflicts of interest, and further reform has been proposed. It is uncertain how such legislation or additional regulation might impact the ratings agencies business and the Adviser’s investment process.

Prepayment risk occurs when a fixed-income investment held by a Fund may be repaid in whole or in part prior to its maturity. The amount of prepayable obligations a Fund invests in from time to time may be affected by general business conditions, market interest rates, borrowers’ financial conditions and competitive conditions among lenders. In a period of declining interest rates, borrowers may repay investments more quickly than anticipated, reducing the yield to maturity and the average life of the relevant investment. Moreover, when a Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid. To the extent that a Fund purchases a relevant investment at a premium, prepayments may result in a loss to the extent of the premium paid. If a Fund buys such investments at a discount, both scheduled payments and unscheduled prepayments will increase current and total returns and unscheduled prepayments will also accelerate the recognition of income. In a period of rising interest rates, prepayments of investments may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change an investment that was considered short- or intermediate-term at the time of purchase into a longer-term investment. Since the value of longer-term investments generally fluctuates more widely in response to changes in interest rates than short-term investments, maturity extension risk could increase the volatility of a Fund. When interest rates decline, the value of an investment with prepayment features may not increase as much as that of other fixed-income securities and, as noted above, changes in market rates of interest may accelerate or delay prepayments and thus affect maturities.

ILLIQUID INVESTMENTS. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments, as such term is defined by Rule 22e-4 of the 1940 Act. The Funds may not invest in illiquid investments if, as a result of such investment, more than 15% of the Fund’s net assets would be invested in illiquid investments. Illiquid investments include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. The inability of a Fund to dispose of illiquid investments readily or at a reasonable price could impair the Fund’s ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Fund that are eligible for resale pursuant to Rule 144A, except for certain 144A bonds, will be monitored by the Funds on an ongoing basis. In the event that more than 15% of its net assets are invested in illiquid investments, the Funds, in accordance with Rule 22e-4(b)(1)(iv), will report the occurrence to both the Board of Trustees of the Trust (the “Board”) and the SEC and seek to reduce its holdings of illiquid investments within a reasonable period of time.

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DERIVATIVES. The Funds will invest in derivatives. A derivative is a financial instrument that has a value based on—or “derived from”—the values of other assets, reference rates, or indexes. Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indexes. Derivatives include futures contracts and options on futures contracts, certain forward-commitment transactions, options on securities, caps, floors, collars, swap agreements, and certain other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap agreements, may be privately negotiated and entered into in the over-the-counter market (OTC Derivatives) or may be cleared through a clearinghouse (Cleared Derivatives) and traded on an exchange or swap execution facility. As a result of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the Dodd-Frank Act), certain swap agreements, such as certain standardized credit default and interest rate swap agreements, must be cleared through a clearinghouse and traded on an exchange or swap execution facility. This could result in an increase in the overall costs of such transactions. While the intent of derivatives regulatory reform is to mitigate risks associated with derivatives markets, the regulations could, among other things, increase liquidity and decrease pricing for more standardized products while decreasing liquidity and increasing pricing for less standardized products. The risks associated with the use of derivatives are different from, and possibly greater than, the risks associated with investing directly in the securities or assets on which the derivatives are based.

Derivatives may be used for a variety of purposes, including—but not limited to—hedging, managing risk, seeking to stay fully invested, seeking to reduce transaction costs, seeking to simulate an investment in equity or debt securities or other investments, and seeking to add value by using derivatives to more efficiently implement portfolio positions when derivatives are favorably priced relative to equity or debt securities or other investments. Some investors may use derivatives primarily for speculative purposes while other uses of derivatives may not constitute speculation. There is no assurance that any derivatives strategy used by a fund’s adviser will succeed. The other parties to a fund’s OTC Derivatives contracts (usually referred to as “counterparties”) will not be considered the issuers thereof for purposes of certain provisions of the 1940 Act and the IRC, although such OTC Derivatives may qualify as securities or investments under such laws. A fund’s adviser(s), however, will monitor and adjust, as appropriate, the fund’s credit risk exposure to OTC Derivative counterparties.

Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

When a fund enters into a Cleared Derivative, an initial margin deposit with a Futures Commission Merchant (FCM) is required. Initial margin deposits are typically calculated as an amount equal to the volatility in market value of a Cleared Derivative over a fixed period. If the value of the fund’s Cleared Derivatives declines, the fund will be required to make additional “variation margin” payments to the FCM to settle the change in value. If the value of the fund’s Cleared Derivatives increases, the FCM will be required to make additional “variation margin” payments to the fund to settle the change in value. This process is known as “marking-to-market” and is calculated on a daily basis.

For OTC Derivatives, a fund is subject to the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if a fund’s advisor does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with certain OTC Derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or “basis” risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

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Because certain derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A derivative transaction will not be considered to constitute the issuance, by a fund, of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund complies with Rule 18f-4.

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a fund’s interest. A fund bears the risk that its advisor will incorrectly forecast future market trends or the values of assets, reference rates, indexes, or other financial or economic factors in establishing derivative positions for the fund. If the advisor attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the derivative will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. Although hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many derivatives (in particular, OTC Derivatives) are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.

Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, as amended, treats derivatives as senior securities, and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

MONEY MARKET INSTRUMENTS. The Funds may invest a portion of their assets in high-quality money market instruments or in money market mutual funds on an ongoing basis to provide liquidity or for other reasons. The instruments in which each Fund or money market mutual fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by Standard & Poor’s (“S&P”) or, if unrated, of comparable quality as determined by the Fund; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

NON-DIVERSIFICATION. Each Fund is classified as a non-diversified investment company under the 1940 Act. A “non-diversified” classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means that a Fund may invest a greater portion of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund. This may have an adverse effect on a Fund’s performance or subject a Fund’s Shares to greater price volatility than more diversified investment companies. Moreover, in pursuing its objective, a Fund may hold the securities of a single issuer in an amount exceeding 10% of the value of the outstanding securities of the issuer, subject to restrictions imposed by the Code.

Although each Fund is non-diversified for purposes of the 1940 Act, each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a RIC for purposes of the Code, and to relieve a Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Code may limit the investment flexibility of a Fund and may make it less likely that a Fund will meet its investment objectives. See “US Federal Income Taxes” in this SAI for further discussion.

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OTHER SHORT-TERM INSTRUMENTS. In addition to repurchase agreements, a Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1” by S&P or, if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. A Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed- upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. Government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition of collateral.

TAX RISK. As with any investment, you should consider how your investment in shares will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell shares.

U.S. GOVERNMENT SECURITIES. A Fund may invest in U.S. government securities to the extent consistent with its investment objective and strategies. Not all U.S. government obligations carry the same credit support. Although many U.S. government securities in which the fund may invest, such as those issued by Fannie Mae and Freddie Mac may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. Some, such as those of Ginnie Mae, are supported by the full faith and credit of the U.S. Treasury. Other obligations, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; and others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations. Still others are supported only by the credit of the instrumentality or sponsored enterprise. The maximum potential liability of the issuers of some U.S. government securities held by the fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. No assurance can be given that the U.S. government would provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

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As agency of the U.S. government has placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds).

To the extent a Fund invests in debt instruments or securities of non-U.S. government entities that are backed by the full faith and credit of the United States, there is a possibility that such guarantee may be discontinued or modified at a later date.

The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008-2009 financial downturn and is expected to grow even greater as a result of efforts to support the U.S. economy during the COVID-19 pandemic beginning in 2020. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt can raise concerns that the U.S. government will not be able to make principal or interest payments when they are due. This increase has also necessitated the need for the U.S. Congress to negotiate adjustments to the statutory debt ceiling to increase the cap on the amount the U.S. government is permitted to borrow to meet its existing obligations and finance current budget deficits. In August 2011, S&P lowered its long term sovereign credit rating on the U.S. In explaining the downgrade at that time, S&P cited, among other reasons, controversy over raising the statutory debt ceiling and growth in public spending. On August 2, 2019, following passage by Congress, the President of the United States signed the Bipartisan Budget Act of 2019, which suspends the statutory debt limit through July 31, 2021. Any controversy or ongoing uncertainty regarding the statutory debt ceiling negotiations may impact the U.S. long-term sovereign credit rating and may cause market uncertainty. As a result, market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected. Increased government spending in response to COVID-19 can cause the national debt to rise higher, which could heighten these associated risks.

FUTURE DEVELOPMENTS. The Board may, in the future, authorize a Fund to invest in securities contracts and investments other than those listed in this SAI and in the Fund’s Prospectus, provided they are consistent with the Fund’s investment objective and do not violate any investment restrictions or policies.

INVESTMENT LIMITATIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to the Funds. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.

Except with the approval of a majority of the outstanding voting securities, each Fund may not:

1.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, except that each Fund will concentrate in the industry to which its Underlying Security is assigned. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2.	Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act.

3.	Make loans, except to the extent permitted under the 1940 Act.

4.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent a Fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business.

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5.	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

6.	Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.

In addition to the investment restrictions adopted as fundamental policies as set forth above, the Funds observe the following non-fundamental restriction, which may be changed without a shareholder vote.

1.	Each Fund will not invest in illiquid investments if, as a result of such investment, more than 15% of its net assets would be invested in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except with respect to the borrowing of money. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable. With respect to the limitation on borrowing, in the event that a subsequent change in net assets or other circumstances cause a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of borrowing back within the limitations within three days thereafter (not including Sundays and holidays).

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Board has adopted a policy regarding the disclosure of information about the Funds’ security holdings. On each Business Day (as defined in the Purchase and Redemption of Shares in Creation Units section of this SAI), prior to the opening of regular trading on a Fund’s primary listing exchange, the Fund discloses on its website (www.ThemesETFs.com) certain information relating to the portfolio holdings that will form the basis of the Fund’s next net asset value per share calculation.

In addition, certain information may also be made available to certain parties:

1.	COMMUNICATIONS OF DATA FILES

Each Fund may make available through the facilities of the National Securities Clearing Corporation (“NSCC”) or through posting on the Fund’s website, prior to the opening of trading on each business day, a list of the Fund’s holdings (generally pro-rata) that Authorized Participants could deliver to the Fund to settle purchases of the Fund (i.e., Deposit Securities) or that Authorized Participants would receive from the Fund to settle redemptions of the Fund (i.e., Fund Securities). These files are known as the Portfolio Composition File and the Fund Data File (collectively, “Files”). The Files are applicable for the next trading day and are provided to the NSCC and/or posted on the Funds’ website after the close of markets in the U.S.

2.	COMMUNICATIONS WITH AUTHORIZED PARTICIPANTS AND LIQUIDITY PROVIDERS

Certain employees of the Adviser, Distributor and Custodian are responsible for interacting with Authorized Participants and liquidity providers with respect to discussing custom basket proposals. As part of these discussions, these employees may discuss with an Authorized Participant or liquidity provider the securities a Fund is willing to accept for a creation, and securities that a Fund will provide on a redemption.

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3.	THE ADVISER

The Adviser may also discuss portfolio holdings-related information with broker/dealers, in connection with settling a Fund’s transactions, as may be necessary to conduct business in the ordinary course in a manner consistent with the disclosure in the Fund’s current registration statement.

4.	COMMUNICATIONS WITH LISTING EXCHANGES

From time to time, employees of the Adviser, Distributor and/or Custodian may discuss portfolio holdings information with the applicable primary listing exchange for a Fund as needed to meet the exchange listing standards.

5.	COMMUNICATION OF OTHER INFORMATION

Certain explanatory information regarding the Files is released to Authorized Participants and liquidity providers on a daily basis, but is only done so after the Files are posted to the Funds’ website.

6.	THIRD-PARTY SERVICE PROVIDERS

Certain portfolio holdings information may be disclosed to the Independent Trustees and their counsel, outside counsel for the Trust, auditors and to certain third-party service providers (i.e., fund administrator, custodian, proxy voting service, and printers), as may be necessary to conduct business in the ordinary course in a manner consistent with applicable policies, agreements with the Funds, the terms of the current registration statement and federal securities laws and regulations thereunder.

7.	THE FUND FILES

Each Fund files its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Trust’s annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-PORT for the first and third fiscal quarters. Certain portfolio information is also included on Form N-PORT that is filed for the second and fourth fiscal quarters. The portfolio holdings information provided in these reports is as of the end of the respective quarter. Form N-CSR must be filed with the SEC no later than 10 calendar days after the Trust transmits its annual or semi-annual report to its shareholders. Form N-PORT must be filed with the SEC and will be made publicly available no later than 60 calendar days after the end of the applicable quarter.

No consideration may be received by a Fund, the Adviser, or any other person in connection with the disclosure of portfolio information. The Trust’s Chief Compliance Officer or his delegate may authorize disclosure of portfolio holdings information pursuant to the above policy and procedures, subject to restrictions on selective disclosure imposed by applicable law. The Board reviews the policy and procedures for disclosure of portfolio holdings information at least annually.

CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

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For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Trust’s Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are affecting transactions in Shares, whether or not participating in the distribution of Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to Shares of a Fund are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with the sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

MANAGEMENT OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and its series are overseen by a Board of Trustees. The Board elects the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and the Funds. The Board has approved contracts, as described below, under which certain companies provide essential services to the Trust.

Like most ETFs, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, the Distributor and the Trust’s administrator. The Trustees are responsible for overseeing the Trust’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Funds. The Funds and their service providers employ a variety of processes, procedures and controls to identify various of those possible events or circumstances, in an attempt to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Adviser is responsible for the day-to-day management of the Funds’ portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds’ service providers the importance of maintaining vigorous risk management.

The Board’s role in risk oversight begins before the inception of a Fund, at which time certain of the Fund’s service providers present the Board with information concerning the investment objectives, strategies and risks of the Fund as well as proposed investment limitations for the Fund. Additionally, the Adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer, as well as personnel of the Adviser, and other service providers such as the Fund’s independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which a Fund may be exposed.

The Board is responsible for overseeing the nature, extent, and quality of the services provided to the Funds by the Adviser and receives information about those services at its regular meetings. In addition, on an annual basis (following the initial two-year period), in connection with its consideration of whether to renew the Investment Advisory Agreement with the Adviser, the Board meets with the Adviser to review such services. Among other things, the Board regularly considers the Adviser’s adherence to the Funds’ investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund’s performance and the Fund’s investments, including, for example, portfolio holdings schedules.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and provide risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

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The Board receives reports from the Funds’ service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of each Fund’s financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Fund’s internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the Adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of each Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect a Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve a Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Funds’ investment management and business affairs are carried out by or through the Adviser and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from a Fund’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board and Officers of the Trust. There are 4 members of the Board of Trustees (each, a “Trustee”), three of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (“Independent Trustees”). Sanjay R. Bharwani, an Independent Trustee, serves as Chairman of the Board. The Board of Trustees is comprised of a super-majority (75 percent) of Independent Trustees. The Board of Trustees has two standing committees: the Audit Committee and the Nominating and Corporate Governance Committee. Each Committee is chaired by an Independent Trustee and composed of only Independent Trustees. The Audit Committee chair presides at the Committee meetings, participates in formulating agendas for Committee meetings, and coordinates with management to serve as a liaison between the Independent Trustees and management on matters within the scope of responsibilities of the Committee as set forth in its Board-approved charter. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the number of Independent Trustees that constitute the Board, the amount of assets under management in the Trust, and the number of Funds overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

The Audit Committee is comprised of all of the Independent Trustees. The function of the Audit Committee is to review the scope and results of the annual audit of the Funds and any matters bearing on the audit or a Fund’s financial statements and to ensure the integrity of the Funds’ financial reporting. The Audit Committee also recommends to the Board of Trustees the annual selection of the independent registered public accounting firm for the Funds, and it reviews and pre-approves audit and certain non-audit services to be provided by the independent registered public accounting firm. During the fiscal year ended October 31, 2024, the Audit Committee met four times. Neil Fleming is the Chair of the Audit Committee.

The Nominating and Corporate Governance Committee, comprised of all the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees. The Committee will generally not consider potential candidates for nomination identified by shareholders. The Committee meets on an as needed basis. During the upcoming year the Nominating Committee is not expected to meet. Tracy N. Packwood is the Chair of the Nominating and Corporate Governance Committee.

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Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o Themes Management Company, LLC, 34 East Putnam Avenue, Suite 112, Greenwich, Connecticut 06830.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee During Past Five Years
Interested Trustee*
Jose C. Gonzalez Year of Birth: 1976	Trustee and President	Indefinite; Since Inception	Co-founder and CEO of the Adviser since 2023. Co-founder and CEO of Leverage Shares (a provider of exchange-traded products in Europe) from July 2018 to present; Founder and CEO of FlexFunds (a provider of administration services for exchange traded products) from 2020 to present; Co-founder and Director of Global X Management Company (a provider of exchange traded funds) from 2008 to 2018; Founder and CEO of GWM Group Inc. (a broker dealer) from 2006 to 2020; Founder and CEO and a Director of GWM Ltd. (a broker dealer) from 2015 to present.	[ ]	N/A
Independent Trustees*
Sanjay R. Bharwani Year of Birth: 1974	Trustee; Chairman of the Board	Indefinite; Since Inception	Founder and CEO of Radient LLC (an AI driven fund intelligence and analytics platform) from 2022 to present; Managing Director, Ernst & Young (public accounting and consulting) from 2019 to 2022; Founder and CEO of Risk Advisors Inc. (a risk management and technology consultancy) from 2012 to 2019.	[ ]	N/A
Neil Fleming Year of Birth: 1967	Trustee	Indefinite; Since Inception	Sole Director and Shareholder of Boru Capital Limited (a corporate services provider to Special Purpose Vehicles (“SPVs”)) since 2015.	[ ]	N/A
Tracy N. Packwood Year of Birth: 1967	Trustee	Indefinite; Since Inception	Managing Director, Cohort Limited (a provider of corporate management, Bermuda Stock Exchange listing and consultancy services) since 2012.	[ ]	N/A

*	Information provided as of [ ].

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Individual Trustee Qualifications

The Trust has concluded that, based on each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees, each Trustee is qualified to serve on the Board. The Board believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with the Adviser, other service providers, legal counsel and independent public accountant; and to exercise effective business judgment in the performance of their duties as Trustees, support this conclusion. In addition, the following specific experience, qualifications, attributes and skills apply to the Trustees:

Mr. Bharwani has experience as a founder and CEO of Radient LLC, a fund intelligence and analytics platform, and Risk Advisors Inc., a risk management and technology consultancy. He also served as Managing Director of Ernst & Young from 2019 to 2022 where he led the data and analytics consulting practice for the asset management industry. Mr. Bharwani has eleven years’ previous experience as an independent trustee, and Board and committee chair, of Global X Funds Trust, a registered investment company.

Mr. Fleming trained as a Chartered Accountant in Ireland with Grant Thornton and has experience as a chief financial officer. He previously served an executive director of the financial services outsourcing and corporate services business (with responsibility for Finance (CFO), Operations (COO), Treasury Services and Compliance) for one of Ireland’s largest banks. Mr. Fleming has held regulator approved positions in Ireland (“Central Bank”) and Luxembourg (“CSSF”) and is a member of the Association of Corporate Treasurers (UK), the Institute of Directors, the Institute of Bankers and an Accredited Fund Professional. He currently is a Director and sole owner of a corporate services provider to SPVs and serves as a non-executive director of various boards in the financial services and global treasury arena.

Mr. Gonzalez has experience as a founder and CEO of multiple companies. He has been the CEO and co-founder of Leverage Shares (a provider of exchange-traded products in Europe) since July 2018 and established the Adviser in March 2023. Mr. Gonzalez previously co-founded Global X, a leading provider of exchange-traded funds, where he served as a director from September 2008 to July 2018. Additionally, he is the founder and CEO and a director of GWM Ltd, a broker-dealer based in Bermuda, and Flexfunds, a U.S.-based fund accounting and administration business. He also founded GWM Group Inc. in 2006 and was its CEO until 2020.

Ms. Packwood is a Chartered Accountant with 25 years of experience in the international investment management and financial services industry, including senior level finance, administration, accounting and general management experience. She is also an experienced non-executive director having served on the Boards of private companies, publicly listed companies (Bermuda Stock Exchange and Canadian Stock Exchange), non-profit organizations, and Bermuda Investment Funds. Ms. Packwood is currently responsible for the operations of and client services provided by Cohort Limited which provides corporate management, Bermuda Stock Exchange listing and consultancy services to local Bermuda companies, offshore companies, and funds.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Funds. References to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility on any Trustee or on the Board by reason thereof.

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust, unless otherwise indicated below, is c/o Themes Management Company LLC, 34 East Putnam Avenue, Suite 112, Greenwich, CT 06830.

Name and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Tracy Gilvarry Grant Year of Birth: 1978	Secretary	Indefinite; Since Inception	General Counsel and co-founder of the Adviser and Leverage Shares.
Dobromir Kamburov Year of Birth: 1985	Treasurer	Indefinite; Since Inception	Chief Operating Officer and co-founder of the Adviser and Leverage Shares.

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Fund Shares Owned by Board Members. The Funds are required to show the dollar amount ranges of each Trustee’s “beneficial ownership” of Shares of the Funds and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act.

As of the date of this SAI, no Trustee owned shares of the Funds.

Board Compensation. Independent Trustees are paid by the Adviser from the unified management fee paid to the Adviser and not by the Funds. The Trust has no pension or retirement plan. No officer, director or employee of the Adviser receives any compensation from the Funds for acting as a Trustee or officer of the Trust. The following table shows the compensation expected to be earned by each Trustee for the Funds’ fiscal year ending October 31, 2025. Trustee compensation does not include reimbursed out-of-pocket expenses in connection with attendance at meetings.

Name	Aggregate Compensation From the Funds	Total Compensation From Fund Complex Paid to Trustees
Interested Trustees
Jose C. Gonzalez	N/A	N/A
Independent Trustees
Sanjay R. Bharwani	$32,250	$32,250
Neil Fleming	$32,250	$32,250
Tracy N. Packwood	$32,250	$32,250

Control Persons and Principal Holders of Securities. A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding Shares of a Fund. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund. As of the date of this SAI, no shareholder owned shares of the Funds. The Adviser will serve as the seed investor for the Trust.

INVESTMENT ADVISER

Themes Management Company, LLC serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser (the “Investment Advisory Agreement”). The Adviser is a Delaware limited liability company located at 34 East Putnam Avenue, Suite 112, Greenwich, Connecticut 06830. The Adviser is a wholly-owned subsidiary of Themes Holding Company and is controlled by Jose Gonzalez, who is the majority owner of Themes Holding Company.

Pursuant to the Investment Advisory Agreement, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser also arranges for transfer agency, custody, fund administration and all other non-distribution-related services necessary for the Funds to operate. Each Fund pays the Adviser a fee equal to a percentage of the Fund’s average daily net assets, as follows:

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Name of Fund	Management Fee
Leverage Shares 2X Long ASTS Daily ETF	0.75%
Leverage Shares 2X Long SMWR Daily ETF	0.75%
Leverage Shares 2X Long GOOGL Daily ETF	0.75%
Leverage Shares 2X Long AXTI Daily ETF	0.75%
Leverage Shares 2X Long TSEM Daily ETF	0.75%
Leverage Shares 2X Long GFS Daily ETF	0.75%
Leverage Shares 2X Long MTSI Daily ETF	0.75%
Leverage Shares 2X Long SMTC Daily ETF	0.75%
Leverage Shares 2X Long VIAV Daily ETF	0.75%
Leverage Shares 2X Long ONTO Daily ETF	0.75%
Leverage Shares 2X Long APH Daily ETF	0.75%
Leverage Shares 2X Long TEL Daily ETF	0.75%
Leverage Shares 2X Long FN Daily ETF	0.75%
Leverage Shares 2X Long JBL Daily ETF	0.75%
Leverage Shares 2X Long KEYS Daily ETF	0.75%
Leverage Shares 2X Long ASX Daily ETF	0.75%
Leverage Shares 2X Long HPE Daily ETF	0.75%
Leverage Shares 2X Long ADI Daily ETF	0.75%
Leverage Shares 2X Long MCHP Daily ETF	0.75%
Leverage Shares 2X Long AEHR Daily ETF	0.75%

Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fees paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses, if any.

The Adviser, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund Shares, and otherwise currently pays all distribution costs for Fund Shares.

The Investment Advisory Agreement, with respect to the Funds, continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board of Trustees of the Trust or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Funds, provided that in either event such continuance also is approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Funds, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of a Fund fail to approve the Investment Advisory Agreement, the Adviser may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder.

The Investment Advisory Agreement with respect to the Funds is terminable without any penalty, by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Funds, or by the Adviser, in each case on not less than thirty (30) days’ nor more than sixty (60) days’ prior written notice to the other party; provided that a shorter notice period shall be permitted for the Funds in the event Shares are no longer listed on a national securities exchange. The Investment Advisory Agreement will terminate automatically and immediately in the event of its “assignment” (as defined in the 1940 Act).

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As of the date of this SAI, no management fees have been paid by the Funds to the Adviser.

Portfolio Managers. Calvin Tsang, CFA, Head of Product Management and Development of the Adviser, Dingxun (Kevin) Shao, Vice President, Product Management and Development of the Adviser, and Paul Bartkowiak, Associate Vice President, Portfolio Management of the Adviser, are jointly and primarily responsible for the day-to-day management of each Fund and has served as portfolio manager since each Fund’s inception.

The following table shows the number of other accounts managed by the portfolio manager (“Other Accounts”) and the reporting information is provided as of [   ]:

The following information is applicable to Calvin Tsang:

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (millions)	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees (millions)
Registered Investment Companies	[ ]	$[ ]	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	0	0	0	0

The following information is applicable to Dingxun (Kevin) Shao:

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (millions)	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees (millions)
Registered Investment Companies	[ ]	$[ ]	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	0	0	0	0

The following information is applicable to Paul Bartkowiak:

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (millions)	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees (millions)
Registered Investment Companies	[ ]	$[ ]	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	0	0	0	0

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Portfolio Manager Fund Ownership. The Funds are required to show the dollar range of the portfolio manager’s “beneficial ownership” of Shares as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of the date of this SAI, none of the portfolio managers owned any shares of the Funds.

Portfolio Manager Compensation. Messrs. Tsang, Shao and Bartkowiak each receive a fixed salary from the Adviser and a discretionary bonus not tied to the performance of any Fund.

Description of Material Conflicts of Interest. A potential conflict of interest could include a portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby such portfolio manager could use this information to the advantage of Other Accounts and to the disadvantage of a Fund. Another potential conflict of interest may arise as a result of a portfolio manager’s management of a Fund and Other Accounts, which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over a Fund. This conflict of interest may be exacerbated to the extent that the Adviser or a portfolio manager receives, or expects to receive, greater compensation from their management of the Other Accounts (some of which may receive a base and incentive fee) than from a Fund. Notwithstanding this theoretical conflict of interest, it is the Adviser’s policy to manage each account based on its investment objectives and related restrictions, and the portfolio manager does not receive greater compensation for his management of the Other Accounts than he receives for managing the Funds. The Adviser has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account’s investment objectives and related restrictions.

Codes of Ethics. The Trust, the Adviser, and the Distributor (as defined under “The Distributor”) have each adopted a code of ethics, including an insider trading policy, pursuant to Rule 17j-1 of the 1940 Act and Rule 204A-1 of the Investment Advisers Act of 1940, as applicable, which permits personnel subject to the code of ethics to invest in securities, including securities that may be purchased or held by the Funds. These codes of ethics are designed to prevent affiliated persons of the Trust, the Adviser and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to the codes of ethics).

There can be no assurance that the codes of ethics will be effective in preventing such activities. The Codes of Ethics adopted by the Trust, the Adviser and the Distributor are on public file with, and are available from, the SEC at the SEC’s website at http://www.sec.gov.

Proxy Voting Policy. The Funds have delegated proxy voting responsibilities to the Adviser, subject to the Board’s oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with a Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Trust and the Adviser have adopted proxy voting policies and guidelines for this purpose (“Proxy Voting Policies”) which are attached to this SAI as Appendix A.

When available, information on how a Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 will be available (1) without charge, upon request, by calling 1-866-5Themes (1-866-584-3637) and (2) on the SEC’s website at www.sec.gov.

The Administrator AND Transfer Agent

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Administrator”), serves as administrator and transfer agent for the Trust. Fund Administrator’s principal address is 615 East Michigan Street, Milwaukee, Wisconsin 53202. Pursuant to a Fund Administration Servicing Agreement, a Transfer Agent Servicing Agreement and a Fund Accounting Servicing Agreement between the Trust and Fund Administrator, Fund Administrator provides the Trust with administrative and management services (other than investment advisory services), transfer and dividend disbursing agency services, and accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. In this capacity, Fund Administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund Shares. As compensation for the administration, accounting and management services, the Adviser pays the Fund Administrator a fee based on each Fund’s average daily net assets, subject to a minimum annual fee.

As of the date of this SAI, the Fund Administrator has not received any fees from the Adviser for its services to the Funds.

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THE CUSTODIAN

Pursuant to a Custody Agreement, U.S. Bank National Association, 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian of each Fund’s assets. The custodian holds and administers the assets in a Fund’s portfolio. Pursuant to the ETF Custody Agreement, the custodian receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee and certain settlement charges. The custodian also is entitled to certain out-of-pocket expenses.

THE DISTRIBUTOR

ALPS Distributors, Inc. (the “Distributor”), is the principal underwriter for the Trust and distributes the Shares of the Funds. The Distributor’s principal address is 1290 Broadway, Suite 1000, Denver, Colorado 80203. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor has entered into a distribution agreement (the “Distribution Agreement”) with the Trust. For the Funds, a Creation Unit is generally comprised of 10,000 Shares. The Distributor will not distribute Shares in amounts less than a Creation Unit.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will solicit orders for the purchase of the Shares, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor will deliver Prospectuses and, upon request, SAIs to persons purchasing Creation Units and will maintain records of orders placed with it. The Distributor is a broker- dealer registered under the Securities Exchange Act of 1934 (the “Exchange Act”) and a member of FINRA.

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or DTC participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of each Fund and (ii) by the vote of a majority of the Trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on sixty (60) days’ written notice when authorized either by majority vote of its outstanding voting Shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on sixty (60) days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

Intermediary Compensation. The Adviser or its affiliates, out of their own resources and not out of the Funds’ assets (i.e., without additional cost to the Funds or their shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Funds, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Funds, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Funds and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Funds’ Prospectus and they do not change the price paid by investors for the purchase of Fund Shares or the amount received by a shareholder as proceeds from the redemption of Fund Shares.

Such compensation may be paid to Intermediaries that provide services to the Funds, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser periodically assesses the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Funds over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professionals if he or she receives similar payments from his or her Intermediary firm.

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Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser or its affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares of the Funds.

Distribution and Service Plan. The Trust has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its Shares. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by a Fund under the Plan may only be imposed after approval by the Board.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding Shares of the Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan provides that each Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges.

Under the Plan, subject to the limitations of applicable law and regulations, each Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of a Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including APs with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of a Fund; (iv) compensating certain APs for providing assistance in distributing the Creation Units of a Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of a Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of Shares, including the cost of providing (or paying others to provide) services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to Shareholder accounts; and (vii) such other services and obligations as are set forth in the Distribution Agreement.

LEGAL COUNSEL

Practus, LLP, 11300 Tomahawk Creek Parkway, Suite 310, Leawood, Kansas 66211, serves as legal counsel for the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[   ], serves as the independent registered public accounting firm for the Funds.

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BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities for the Funds is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are affected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of Fund Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

The Adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Adviser will also use electronic crossing networks (“ECNs”) when appropriate.

Subject to the foregoing policies, brokers or dealers selected to execute a Fund’s portfolio transactions may include the Fund’s Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or their affiliates. An Authorized Participant or its affiliates may be selected to execute a Fund’s portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu” (as described below under “Purchase and Redemption of Shares in Creation Units”), so long as such selection is in keeping with the foregoing policies. As described below under “Purchase and Redemption of Shares in Creation Units—Creation Transaction Fee” and “—Redemption Transaction Fee,” a Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the changes to a Fund’s portfolio in a more tax efficient manner than could be achieved without such order, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to executed the Fund’s portfolio transactions in connection with such orders.

The Adviser may use a Fund’s assets for, or participate in, third party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the Exchange Act permits the Adviser, under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Accordingly, a Fund may pay a broker commission higher than the lowest available commission in recognition of the broker’s provision of such services to the Adviser, but only if the Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to: 1) cause clients to pay a higher commission than the firm might otherwise be able to negotiate; 2) cause clients to engage in more securities transactions than would otherwise be optimal; and 3) only recommend brokers that provide soft dollar benefits.

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The Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Adviser is able to use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Adviser’s expenses to the extent that the Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Adviser, effectively cross subsidizing the other accounts managed by the Adviser that benefit directly from the product. The Adviser may not necessarily use all of the brokerage or research services in connection with managing a Fund whose trades generated the soft dollars used to purchase such products.

The Adviser is responsible, subject to oversight by the Board, for placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of a Fund and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as a Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

A Fund may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.

Brokerage with Fund Affiliates. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Funds, the Adviser, or the Distributor for a commission in conformity with the 1940 Act, the Exchange Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by a Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically. As of the date of this SAI, the Funds have not paid brokerage commissions to any registered broker-dealer affiliates of the Fund, the Adviser, or the Distributor.

Securities of “Regular Broker-Dealers.” Each Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which it may hold at the close of its most recent fiscal year. “Regular brokers and dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s Shares. As of the date of this SAI, the Funds did not own securities of its regular brokers or dealers.

The Funds are also required to identify any brokerage transactions during their most recent fiscal year that were directed to a broker because of research services provided, along with the amount of any such transactions and any related commissions paid by the Fund. As of the date of this SAI, the Funds did not have any such transactions or related commissions paid for research services.

Brokerage Commissions. Since the Funds are new no brokerage commissions were paid by the Funds as of the date of this SAI.

Directed Brokerage. As of the date of this SAI, the Funds have not paid any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser.

Portfolio Turnover. Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services. Since the Funds are new no portfolio turnover information is available. High portfolio turnover levels - those in excess of 100% - can lead to additional transaction costs and possible tax consequences.

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ADDITIONAL INFORMATION CONCERNING THE TRUST

The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) authorizes the issuance of an unlimited number of funds and Shares of each Fund. Each Share of each Fund represents an equal proportionate interest in any given Fund with any given Share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. Each Fund’s Shares, when issued, are fully paid and non-assessable.

Each Share has one vote with respect to matters upon which a shareholder vote is required, consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds of the Trust vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Upon the written request of shareholders owning at least 10% of the Trust’s shares, the Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Under the Declaration of Trust, the Trustees have the power to liquidate a Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

As described further in the Declaration of Trust, no person, other than a Trustee, who is not a Shareholder of a particular Series (or class) shall be entitled to bring any derivative action, suit or other proceeding on behalf of the Trust with respect to such Series (or class). No Shareholder of a Series or (or class) may maintain a derivative action on behalf of the Trust with respect to such Series (or class) unless holders of a least ten percent (10%) of the outstanding Shares of such Series (or class) join in the bringing of such action; except that this provision will not apply to claims brought under the U.S. federal securities laws. In addition to the requirements set forth in Section 3816 of the Delaware Act, a Shareholder may bring a derivative action on behalf of the Trust with respect to a Series (or class) only if the following conditions are met: (i) the Shareholder or Shareholders must make a pre-suit demand upon the Trustees to bring the subject action unless an effort to cause the Trustees to bring such an action is not likely to succeed; and a demand on the Trustees shall only be deemed not likely to succeed and therefore excused if a majority of the Trustees, or a majority of any committee established to consider the merits of such action, has a personal financial interest in the transaction at issue, and a Trustee shall not be deemed interested in a transaction or otherwise disqualified from ruling on the merits of a Shareholder demand by virtue of the fact that such Trustee receives remuneration for his service as a Trustee of the Trust or as a trustee or director of one or more investment companies that are under common management with or otherwise affiliated with the Trust; and (ii) unless a demand is not required under clause (i) of this paragraph, the Trustees must be afforded a reasonable amount of time to consider such Shareholder request and to investigate the basis of such claim; and the Trustees shall be entitled to retain counsel or other advisors in considering the merits of the request and may require an undertaking by the Shareholders making such request to reimburse the Trust for the expense of any such advisors in the event that the Trustees determine not to bring such action (except that the provision allowing the Trustees to require an undertaking by the Shareholders to reimburse the Trust for the expense of any such advisors will not apply to claims brought under the U.S. federal securities laws).

Role of the Depositary Trust Company (“DTC”). DTC acts as Securities Depository for the Shares of the Trust. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

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DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of which (and/or their representatives) own DTC. More specifically, DTC is a subsidiary of the Depository Trust and Clearing Corporation, which is owned by its member firms, including international broker dealers, correspondent and clearing banks, mutual fund companies and investment banks. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. No Beneficial Owner shall have the right to receive a certificate representing such Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form and number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Funds as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue its service with respect to Shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

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LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust, any person who is serving or has served at the Trust’s request as a Trustee, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the fullest extent provided by law and in the manner provided in the By-laws. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.

PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS

The Trust issues and sells Shares of the Funds only: (i) in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees, if applicable), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”); or (ii) pursuant to the Dividend Reinvestment Service (defined below). The NAV of a Fund’s Shares is calculated each Business Day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m., Eastern Time on each day that the New York Stock Exchange is open. The Funds will not issue fractional Creation Units. A “Business Day” is any day on which the New York Stock Exchange and Trust are open for business.

Fund Deposits. The consideration for purchase of a Creation Unit of a Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit and the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. The “Cash Component” is an amount equal to the difference between the NAV of the Shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the net asset value per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the net asset value per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

The Funds, through NSCC, will make available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of Shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposits (based on information at the end of the previous Business Day) for each Fund. Such Fund Deposits are subject to any applicable adjustments as described below, to effect purchases of Creation Units of a Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

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The identity and number of Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for a Creation Unit changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of a Fund. However, there will be no intraday changes to Deposit Securities or Deposit Cash except to correct errors in the published list.

The Trust reserves the right to permit or require the substitution of an amount of cash (that is a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC, the Clearing Process (discussed below), the Federal Reserve System for U.S. Treasury Securities (discussed below) or for other similar reasons. The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of Deposit Securities by the Authorized Participant (as described below) would be restricted under the securities laws or where delivery of Deposit Securities to the Authorized Participant would result in the disposition of Deposit Securities by the Authorized Participant becoming restricted under the securities laws, and in certain other situations. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, resulting from certain corporate actions.

On a given Business Day, the Trust may require all Authorized Participants purchasing Creation Units on that day to deposit an amount of cash (that is a “cash in lieu” amount) to replace any Deposit Security that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below). The Trust also reserves the right to permit a “cash in lieu” to replace any Deposit Security which may not be available in sufficient quantity or which may not be eligible for trading by an Authorized Participant or the investor on whose behalf the Authorized Participant is acting (“custom orders”). The Trust may in its discretion require an Authorized Participant to purchase Creation Units of the Fund in cash, rather than in-kind. On a given Business Day, the Trust may announce before the open of trading that all purchases of Creation Units of the Fund on that day will be made entirely in cash or, upon receiving a purchase order for Creation Units of the Fund from an Authorized Participant, the Trust may determine to require that purchase to be made entirely in cash.

Procedures for Purchase of Creation Units. To be eligible to place orders with the Distributor to purchase a Creation Unit of the Funds, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant. In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent and the Trust, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below) and any other applicable fees and taxes.

All orders to purchase Shares directly from the Funds must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) of such Funds is received and accepted is referred to as the “Order Placement Date.”

The order cut-off time for orders to purchase Creation Units for each Fund is expected to be 4:00 p.m. Eastern Time, which time may be modified by a Fund from time-to-time by amendment to the Participant Agreement and/or applicable order form.

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order, (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from the Funds in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

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On days when the Exchange closes earlier than normal, the Funds may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Funds’ investments are primarily traded is closed, the Funds will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. On behalf of the Funds, the Distributor will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the cut-off time on such Business Day, as designated in the Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a sub-custody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the sub-custodian of the Funds to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of a Fund or its agents by no later than 12:00 p.m. Eastern Time (or such other time as specified by the Trust) on the Settlement Date. If a Fund or its agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to a Fund for losses, if any, resulting therefrom. The “Settlement Date” for the Funds is generally the second Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of a Fund.

The order shall be deemed to be received on the Order Placement Date provided that the order is placed in proper form prior to the applicable cut-off time and the Deposit Cash, as applicable, and the Cash Component in the appropriate amount are deposited by 2:00 p.m. or 3:00 p.m., Eastern Time (as set forth on the applicable order form), with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or Deposit Cash, as applicable, and the Cash Component in the appropriate amount are not received by 2:00 p.m. or 3:00 p.m., Eastern Time (as set forth on the applicable order form) on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Funds for losses, if any, resulting there from. Notwithstanding the foregoing, the Trust may, but is not required to, permit orders until 4:00 p.m., Eastern time, or until the market close (in the event the Exchange closes early). A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

Issuance of a Creation Unit. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Distributor. Each Fund reserves the right to settle Creation Unit transactions on a basis other than T+2, including a shorter settlement period, if necessary or appropriate under the circumstances and compliant with applicable law. For example, each Fund reserves the right to settle Creation Unit transactions on a basis other than T+2 in order to accommodate non-U.S. market holiday schedules, to account for different treatment among non-U.S. and U.S. markets of dividend record dates and ex-dividend dates (i.e., the last day the holder of a security can sell the security and still receive dividends payable on the security) and in certain other circumstances. The Authorized Participant shall be liable to a Fund for losses, if any, resulting from unsettled orders.

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Creation Units may be issued in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the net asset value of the Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 12:00 p.m. Eastern Time (or such other time as specified by the Trust) on the Settlement Date. If a Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under “Creation Transaction Fee” may be charged. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

Acceptance of Orders of Creation Units. The Trust reserves the right to reject an order for Creation Units transmitted to it by the Distributor with respect to a Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of a Fund; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (f) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.

Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub- custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of Shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

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Creation Transaction Fee. A fixed purchase (i.e., creation) transaction fee, payable to the Funds’ custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation transaction fee for each Fund, regardless of the number of Creation Units created in the transaction, is set forth in the table below. A Fund may adjust the standard fixed creation transaction fee from time to time. The fixed creation fee may be waived on certain orders if a Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

Name of Fund	Fixed Creation Transaction Fee
Leverage Shares 2X Long ASTS Daily ETF	$300
Leverage Shares 2X Long SMWR Daily ETF	$300
Leverage Shares 2X Long GOOGL Daily ETF	$300
Leverage Shares 2X Long AXTI Daily ETF	$300
Leverage Shares 2X Long TSEM Daily ETF	$300
Leverage Shares 2X Long GFS Daily ETF	$300
Leverage Shares 2X Long MTSI Daily ETF	$300
Leverage Shares 2X Long SMTC Daily ETF	$300
Leverage Shares 2X Long VIAV Daily ETF	$300
Leverage Shares 2X Long ONTO Daily ETF	$300
Leverage Shares 2X Long APH Daily ETF	$300
Leverage Shares 2X Long TEL Daily ETF	$300
Leverage Shares 2X Long FN Daily ETF	$300
Leverage Shares 2X Long JBL Daily ETF	$300
Leverage Shares 2X Long KEYS Daily ETF	$300
Leverage Shares 2X Long ASX Daily ETF	$300
Leverage Shares 2X Long HPE Daily ETF	$300
Leverage Shares 2X Long ADI Daily ETF	$300
Leverage Shares 2X Long MCHP Daily ETF	$300
Leverage Shares 2X Long AEHR Daily ETF	$300

In addition, a variable fee, payable to a Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. A Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Fund to their account or on their order.

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Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from a Fund. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from a Fund, breaks them down into the constituent Shares, and sells those Shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

Redemption. Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by the Funds through the Transfer Agent and only on a Business Day. Redemption requests must be placed by or through an Authorized Participant. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to the Funds, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the list of the names and Share quantities of each Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Funds, redemption proceeds for a Creation Unit will consist of Fund Securities -- as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee as set forth below. In the event that the Fund Securities have a value greater than the net asset value of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

Redemption Transaction Fee. A fixed redemption transaction fee, payable to the Funds’ custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for each Fund, regardless of the number of Creation Units redeemed in the transaction, is set forth in the table below. A Fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if the Fund’s custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

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Name of Fund	Fixed Redemption Transaction Fee
Leverage Shares 2X Long ASTS Daily ETF	$300
Leverage Shares 2X Long SMWR Daily ETF	$300
Leverage Shares 2X Long GOOGL Daily ETF	$300
Leverage Shares 2X Long AXTI Daily ETF	$300
Leverage Shares 2X Long TSEM Daily ETF	$300
Leverage Shares 2X Long GFS Daily ETF	$300
Leverage Shares 2X Long MTSI Daily ETF	$300
Leverage Shares 2X Long SMTC Daily ETF	$300
Leverage Shares 2X Long VIAV Daily ETF	$300
Leverage Shares 2X Long ONTO Daily ETF	$300
Leverage Shares 2X Long APH Daily ETF	$300
Leverage Shares 2X Long TEL Daily ETF	$300
Leverage Shares 2X Long FN Daily ETF	$300
Leverage Shares 2X Long JBL Daily ETF	$300
Leverage Shares 2X Long KEYS Daily ETF	$300
Leverage Shares 2X Long ASX Daily ETF	$300
Leverage Shares 2X Long HPE Daily ETF	$300
Leverage Shares 2X Long ADI Daily ETF	$300
Leverage Shares 2X Long MCHP Daily ETF	$300
Leverage Shares 2X Long AEHR Daily ETF	$300

In addition, a variable fee, payable to a Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. A Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for redemption orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order.

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Fund to their account or on their order.

Procedures for Redemption of Creation Units. Orders to redeem Creation Units of each Fund must be submitted in proper form to the Transfer Agent prior to 4:00 p.m. Eastern Time.

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A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker- dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within two business days of the trade date. However, each Fund reserves the right to settle redemption transactions on a basis other than T+2, including a shorter settlement period, if necessary or appropriate under the circumstances and compliant with applicable law. For example, each Fund reserves the right to settle redemption transactions on a basis other than T+2 in order to accommodate non-U.S. market holiday schedules, to account for different treatment among non-U.S. and U.S. markets of dividend record dates and dividend ex-dates (i.e., the last date the holder of a security can sell the security and still receive dividends payable on the security sold) and in certain other circumstances consistent with applicable law.

Additional Redemption Procedures. In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within three business days of the trade date. The Trust may, in its discretion, exercise its option to redeem such Shares in cash, and the redeeming Shareholders will be required to receive its redemption proceeds in cash.

In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the Funds next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in net asset value.

Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.

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Because the portfolio securities of the Funds may trade on other exchanges on days that the Exchange is closed or are otherwise not Business Days for the Funds, shareholders may not be able to redeem their Shares of the Funds, or to purchase or sell Shares of the Funds on the Exchange, on days when the NAV of the Funds could be significantly affected by events in the relevant foreign markets.

The right of redemption may be suspended or the date of payment postponed with respect to each Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Funds or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Required Early Acceptance of Orders. Notwithstanding the foregoing, as described in the Participant Agreement and/or applicable order form, a Fund may require orders to be placed or notification of orders to be received prior to the trade date, as described in the Participant Agreement or the applicable order form, to receive the trade date’s net asset value. Orders to purchase Shares of the Funds that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) that the equity markets in the relevant foreign market are closed will not be accepted. Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular business day, as described in the Participant Agreement and the order form.

DETERMINATION OF NAV

Net asset value per Share for the Funds is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of a Fund is calculated by the Custodian and determined at the close of the regular trading session on the New York Stock Exchange (ordinarily 4:00 p.m., Eastern Time) on each day that such exchange is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating a Fund’s net asset value per Share, the Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. With respect to the Funds, dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Funds may make distributions on a more frequent basis to improve index tracking or to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

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The Trust makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Funds, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Code Section 4982. Management of the Funds reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book- entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the Funds at NAV per Share. Distributions reinvested in additional Shares of the Funds will nevertheless be taxable to Beneficial Owners acquiring such additional Shares to the same extent as if such distributions had been received in cash.

FEDERAL INCOME TAXES

The following discussion is a summary of certain U.S. federal income tax considerations affecting the Funds and their shareholders. The discussion reflects applicable U.S. federal income tax laws as of the date of this SAI, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect. No attempt is made to present a detailed explanation of all U.S. income, estate or gift tax, or foreign, state or local tax concerns affecting the Funds and their shareholders (including shareholders owning large positions in a Fund). The discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in the Funds.

In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trust (“REIT”), insurance company, RIC, individual retirement account (“IRA”), other tax-exempt entity, or dealer in securities. Furthermore, this discussion does not reflect possible application of the alternative minimum tax (“AMT”). Unless otherwise noted, this discussion assumes shares of the Funds are held by U.S. shareholders (defined below) and that such shares are held as capital assets.

A U.S. shareholder is a beneficial owner of shares of a Fund that is for U.S. federal income tax purposes:

●	a citizen or individual resident of the United States (including certain former citizens and former long-term residents);

●	a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

●	an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

●	a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions or a trust that has a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

A “Non-U.S. shareholder” is a beneficial owner of shares of a Fund that is an individual, corporation, trust or estate and is not a U.S. shareholder. If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds shares of a Fund, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership. A partner of a partnership that will hold shares of a Fund should consult its own tax adviser with respect to the purchase, ownership, and disposition of shares of the Fund by the partnership.

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Taxation as a RIC. Each Fund intends to qualify and remain qualified as a RIC under the Internal Revenue Code of 1986, as amended (the “Code”). There can be no assurance that each Fund will so qualify. A Fund will qualify as a RIC if, among other things, it meets the source-of-income and the asset-diversification requirements. With respect to the source-of-income requirement, a Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies and (ii) net income derived from an interest in a “qualified publicly traded partnership” (the “Income Test.”) A “qualified publicly traded partnership” is generally defined as a publicly traded partnership under Code Section 7704. Income derived from a partnership (other than a qualified publicly traded partnership) or trust is qualifying income to the extent such income is attributable to items of income of the partnership or trust which would be qualifying income if realized by the Fund in the same manner as realized by the partnership or trust.

If a RIC fails the Income Test and such failure was due to reasonable cause and not willful neglect, generally it will not be subject to the U.S. federal income tax rate applicable to corporations. Instead, the amount of the penalty for non-compliance is the amount by which the non-qualifying income exceeds one-ninth of the qualifying gross income.

With respect to the asset-diversification requirement, each Fund must diversify its holdings so that, at the end of each quarter of each taxable year (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in securities other than U.S. government securities or the securities of other RICs of (a) one issuer, (b) two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses, or (c) one or more qualified publicly traded partnerships (the “Asset Test”).

If a RIC fails the Asset Test, such RIC, has a 6-month period to correct any failure without incurring a penalty if such failure is “de minimis.”

Similarly, if a RIC fails the Asset Test and the failure is not de minimis, a RIC can cure the failure if: (i) the RIC files with the U.S. Treasury Department a description of each asset that caused the RIC to fail the Asset Test; (ii) the failure is due to reasonable cause and not willful neglect; and (iii) the failure is cured within six months (or such other period specified by the U.S. Treasury Department). In such cases, a tax is imposed on the RIC equal to the greater of: (i) $50,000 or (ii) an amount determined by multiplying the highest corporate U.S. federal income tax rate (currently 21%) by the amount of net income generated during the period of the Asset Test failure by the assets that caused the RIC to fail the Asset Test.

If a Fund qualifies as a RIC and distributes to its shareholders, for each taxable year, at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain deductions attributable to such interest that are otherwise disallowed (the “Distribution Test”), the Fund will be relieved of U.S. federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, any ordinary income or capital gain retained by the Fund will be subject to regular corporate U.S. federal income tax rates (currently at a maximum rate of 21%). Each Fund intends to distribute at least annually substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain.

Each Fund will generally be subject to a nondeductible 4% U.S. federal excise tax on the portion of its undistributed ordinary income with respect to each calendar year and undistributed capital gains if it fails to meet certain distribution requirements with respect to the one-year period ending on October 31 in that calendar year. To avoid the 4% U.S. federal excise tax, the required minimum distribution is generally equal to the sum of (i) 98.2% of a Fund’s ordinary income (computed on a calendar year basis), (ii) 98% of the Fund’s capital gain net income (generally computed for the one-year period ending on October 31) and (iii) any income realized, but not distributed, and on which the Fund paid no U.S. federal income tax in preceding years. The Funds generally intend to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal market conditions, does not expect to be subject to this excise tax.

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A Fund may be required to recognize taxable income in circumstances in which it does not receive cash. For example, if a Fund holds debt obligations that are treated under applicable U.S. federal income tax rules as having original issue discount (“OID”), such as debt instruments with payment of in kind interest or, in certain cases, with increasing interest rates or that are issued with warrants, the Fund must include in income each year a portion of the OID that accrues over the life of the obligation regardless of whether cash representing such income is received by the Fund in the same taxable year. Because any OID accrued will be included in a Fund’s “investment company taxable income” (discussed below) for the year of accrual, the Fund may be required to make a distribution to its shareholders to satisfy the Distribution Test, even though it will not have received an amount of cash that corresponds with the accrued income.

A RIC is permitted to carry forward net capital losses indefinitely and may allow losses to retain their original character (as short or as long-term). These capital loss carryforwards may be utilized in future years to offset net realized capital gains of the Funds, if any, prior to distributing such gains to shareholders. As of October 2023, the Funds had no capital loss carryforwards.

Except as set forth below in “Failure to Qualify as a RIC,” the remainder of this discussion assumes that each Fund will qualify as a RIC for each taxable year.

Failure to Qualify as a RIC. If a Fund is unable to satisfy the Distribution Test or otherwise fails to qualify as a RIC in any year, it will be subject to corporate U.S. federal income tax on all of its income and gain, regardless of whether or not such income was distributed. Distributions to a Fund’s shareholders of such income and gain will not be deductible by the Fund in computing its taxable income. In such event, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate U.S. shareholders, and U.S. non-corporate shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for preferential rates of U.S. federal income taxation, provided in each case that certain holding period and other requirements are satisfied.

Distributions in excess of a Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholders’ tax basis in their shares of the Fund, and any remaining distributions would be treated as a capital gain. To qualify as a RIC in a subsequent taxable year, a Fund would be required to satisfy the Income Test, Asset Test and Distribution Test for that year and distribute of any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. Subject to a limited exception applicable to RICs that qualified as such under the Code for at least one year prior to disqualification and that requalify as a RIC no later than the second year following the nonqualifying year, a Fund would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which the Fund failed to qualify for tax treatment as a RIC that are recognized within the subsequent 10 years, unless the Fund made a special election to pay corporate-level tax on such built-in gain at the time of its requalification as a RIC.

Taxation for U.S. Shareholders. Distributions paid to U.S. shareholders by a Fund from its investment company taxable income (which is, generally, the Fund’s ordinary income plus net realized short-term capital gains in excess of net realized long-term capital losses) are generally taxable to U.S. shareholders as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares of the Fund. Such distributions (if designated by a Fund) may qualify (i) for the dividends received deduction in the case of corporate U.S. shareholders to the extent that a Fund’s income consists of dividend income from U.S. corporations, excluding distributions from tax-exempt organizations, exempt farmers’ cooperatives or REITs or (ii) in the case of individual U.S. shareholders, as qualified dividend income eligible to be taxed at preferential rates to the extent that the Fund receives qualified dividend income, and provided in each case certain holding period and other requirements are met. Qualified dividend income is, in general, dividend income from taxable U.S. corporations and qualified foreign corporations (which generally include, foreign corporations incorporated in a possession of the United States or in certain countries with a qualified comprehensive income tax treaty with the United States, or the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States). A qualified foreign corporation generally excludes any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company (a “PFIC”). Distributions made to a U.S. shareholder from an excess of net long-term capital gains over net short-term capital losses (“Capital Gain Dividends”), including Capital Gain Dividends credited to such U.S. shareholder but retained by the Fund, are taxable to such shareholder as long-term capital gain if they have been properly designated by the Fund, regardless of the length of time such U.S. shareholder owned the shares of the Fund. The maximum tax rate on Capital Gain Dividends received by individuals is generally 20%. Distributions in excess of the Fund’s earnings and profits will be treated by the U.S. shareholder, first, as a tax-free return of capital, which is applied against and will reduce the adjusted tax basis of the U.S. shareholder’s shares of the Fund and, after such adjusted tax basis is reduced to zero, will constitute capital gain to the U.S. shareholder. A Fund is not required to provide written notice designating the amount of any qualified dividend income or capital gain dividends and other distributions. The Forms 1099 sent to the U.S. shareholders will instead serve this notice purpose.

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As a RIC, each Funds will be subject to the AMT, but any items that are treated differently for AMT purposes must be apportioned between a Fund and the U.S. shareholders and this may affect the shareholders’ AMT liabilities. Each Funds intends in general to apportion these items in the same proportion that dividends paid to each shareholder bear to the Fund’s taxable income (determined without regard to the dividends paid deduction).

For purpose of determining (i) whether the Distribution Test is satisfied for any year and (ii) the amount of Capital Gain Dividends paid for that year, a Fund may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the prior taxable year. If a Fund makes such an election, a U.S. shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made. However, any dividend declared by a Fund in October, November, or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by the U.S. shareholders on December 31 of the year in which the dividend was declared.

Each Fund intends to distribute all realized capital gains, if any, at least annually. If, however, a Fund were to retain any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain, their proportionate shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the U.S. federal income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. If such an event occurs, the tax basis of shares of the Fund owned by a U.S. shareholder will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the U.S. shareholder’s gross income and the tax deemed paid by the shareholders.

Sales and other dispositions of the shares, such as exchanges, of the Funds generally are taxable events. U.S. shareholders should consult their own tax adviser with reference to their individual circumstances to determine whether any particular transaction in the shares of a Fund is properly treated as a sale or exchange for U.S. federal income tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. The sale or other disposition of shares of a Fund will generally result in capital gain or loss to the U.S. shareholder equal to the difference between the amount realized and the shareholder’s adjusted tax basis in the shares sold or exchanged, and will be long-term capital gain or loss if the shares have been held for more than one year at the time of sale. Any loss upon the sale or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any Capital Gain Dividends received (including amounts credited as an undistributed Capital Gain Dividends) by such shareholder with respect to such shares. A loss realized on a sale or exchange of shares of a Fund generally will be disallowed if other substantially identical shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Both long-term and short-term capital gain of U.S. corporations are taxed at the rates applicable to ordinary income of corporations. For non-corporate U.S. taxpayers, short-term capital gain is taxed at the rate applicable to ordinary income, while long-term capital gain generally is taxed at a maximum rate of 20%. Capital losses are subject to certain limitations.

Each Fund is required to report its shareholders’ cost basis, gain/loss, and holding period to the IRS on the Fund’s shareholders’ Consolidated Form 1099s. The Funds have chosen average cost as the standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Funds will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Funds’ standing tax lot identification method is the method shares will be reported on a U.S shareholder’s Consolidated Form 1099 if the U.S. shareholder does not select a specific tax lot identification method. U.S. shareholders may choose a method different than a Funds’ standing method and will be able to do so at the time of their purchase or upon the sale of shares. The Funds are not responsible for the reliability or accuracy of the information for those securities that are not covered under these rules. The Funds and their service providers do not provide tax advice. U.S. shareholders should consult independent sources, which may include a tax professional, with respect to any decisions they may make with respect to choosing a tax lot identification method.

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Certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Funds and net gains from the disposition of shares of the Funds. U.S. shareholders are urged to consult their own tax advisers regarding the implications of the additional Medicare tax resulting from an investment in the Funds.

Straddles. When a Fund enters into an offsetting position to limit the risk on another position, the “straddle” rules usually come into play. An option or other position entered into or held by a Fund in conjunction with any other position held by the Fund may constitute a straddle for U.S. federal income tax purposes. In general, straddles are subject to certain rules that may affect the character and timing of a Fund’s gains and losses with respect to straddle positions. The key features of the straddle rules are as follows:

A Fund may have to wait to deduct any losses. If a Fund has a capital gain in one position of a straddle and a capital loss in the other, the Fund may not recognize the loss for U.S. federal income tax purposes until the Fund disposes of both positions. This might occur, for example, if a Fund had a highly appreciated stock position and the Fund purchased protective put options (which give the Fund the right to sell the stock to someone else for a period of time at a predetermined price) to offset the risk. If the stock continued to increase in value and the put options expired worthless, the Fund must defer recognition of the loss on its put options until the Fund sells and recognizes the gain on the original, appreciated position.

A Fund’s capital gain holding period may get clipped. The moment a Fund enters into a typical straddle, the capital gains holding period on its offsetting positions is frozen. If a Fund held the original position for one year or less (thus not qualifying for the long-term capital gains rate), not only is the holding period frozen, it starts all over again when the Fund disposes of the offsetting position.

Losses recognized with respect to certain straddle positions that would otherwise constitute short-term capital losses may be treated as long-term capital losses. This generally has the effect of reducing the tax benefit of such losses.

A Fund may not be able to deduct any interest expenses or carrying charges. During the offsetting period, any interest or carrying charges associated with the straddle are not currently tax deductible, but must be capitalized (added to cost basis).

Original Issue Discount, Pay-In-Kind Securities, Market Discount and Commodity-Linked Notes. Some debt obligations with a fixed maturity date of more than one year from the date of issuance that may be acquired by a Fund may be treated as debt obligations that are issued originally at a discount. Generally, the amount of OID is treated as interest income and is included in a Fund’s taxable income (and required to be distributed by the Fund) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.

Some debt obligations that may be acquired by a Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligations issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Alternatively, the Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in a Fund’s income, will depend upon which of the permitted accrual methods the Fund elects. In the case of higher-risk securities, the amount of market discount may be unclear. See below under “Higher-Risk Securities.”

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Some debt obligations that may be acquired by a Fund may be treated as having “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. A Fund will be required to include the acquisition discount, or OID, in income (as ordinary income) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. A Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

In addition, payment-in-kind securities will, and commodity-linked notes may, give rise to income that is required to be distributed and is taxable even though the Fund receives no interest payment in cash on the security during the year.

If a Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). A Fund may realize gains or losses from such liquidations. In the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Higher-Risk Securities. To the extent such investments are permissible for a Fund, a Fund may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, the OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. In limited circumstances, it may also not be clear whether a Fund should recognize market discount on a debt obligation, and if so, what amount of market discount the Fund should recognize. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

Issuer Deductibility of Interest. A portion of the interest paid or accrued on certain high yield discount obligations owned by a Fund may not be deductible to (and thus, may affect the cash flow of) the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by a Fund may be eligible for the dividends-received deduction to the extent of the deemed dividend portion of such accrued interest.

Interest paid on debt obligations owned by the Funds, if any, that are considered for U.S. federal income tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.

Tax-Exempt Shareholders. A tax-exempt U.S. shareholder could recognize unrelated business taxable income (“UBTI”) by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt U.S. shareholder within the meaning of Code Section 514(b). Furthermore, a tax-exempt U.S. shareholder may recognize UBTI if a Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in real estate mortgage conduits (“REMICs”) or equity interests in taxable mortgage pools (“TMPs”) if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. A CRT (as defined in Code Section 664) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the highest U.S. federal corporate income tax rate. The extent to which this IRS guidance remains applicable is unclear. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made.

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CRTs and other tax-exempt investors are urged to consult their own tax advisers concerning the consequences of investing in the Funds.

Passive Foreign Investment Companies. A PFIC is any foreign corporation: (i) 75% or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest, royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Equity investments by a Fund in certain PFICs could potentially subject the Fund to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to the Fund shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, if a Fund is in a position to and elects to treat a PFIC as a “qualified electing fund” (“QEF”), the Fund will be required to include its share of the PFIC s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. Alternatively, a Fund may make an election to mark to market the gains (and to a limited extent losses) in its PFIC holdings as though it had sold and repurchased its holdings in that PFIC on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income.

Because it is not always possible to identify a foreign corporation as a PFIC, a Fund may incur the tax and interest charges described above in some instances.

Foreign Taxation. Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Non-U.S. Shareholders. Capital Gain Dividends are generally not subject to withholding of U.S. federal income tax. Absent a specific statutory exemption, dividends other than Capital Gain Dividends paid by a Fund to a Non-U.S. shareholder are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

A RIC is not required to withhold any amounts (i) with respect to distributions (other than distributions to a Non-U.S. shareholder), (a) that does not provide a satisfactory statement that the beneficial owner is not a U.S. person, (b) to the extent that the dividend is attributable to certain interest on an obligation if the Non-U.S. shareholder is the issuer or is a 10% shareholder of the issuer, (c) that is within a foreign country that has inadequate information exchange with the United States, or (d) to the extent the dividend is attributable to interest paid by a person that is a related person of the Non-U.S. shareholder and the Non-U.S. shareholder is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by a Non-U.S. shareholder, to the extent such distributions are properly reported as such by a Fund in a written notice to shareholders (“interest-related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual Non-U.S. shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests (“USRPIs”) as described below) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly reported by the RIC (“Short-Term Capital Gain Dividends”). If a Fund invests in an underlying fund that pays such distributions to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to Non-U.S. shareholders.

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The Funds are permitted to report such part of their dividends as interest-related or Short-Term Capital Gain Dividends as are eligible, but are not required to do so. These exemptions from withholding will not be available to Non-U.S. shareholders if a Fund does not report dividends as interest-related or Short-Term Capital Gain Dividends.

In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports all or a portion of a payment as an interest-related or Short-Term Capital Gain Dividend to shareholders. Non-U.S. shareholders should contact their intermediaries regarding the application of these rules to their accounts.

A Non-U.S. shareholder generally is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such shareholder within the United States, (ii) in the case of an individual shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividends and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of USRPIs apply to the Non-U.S. shareholder’s sale of shares of the Funds or to a Capital Gain Dividend received by the Non-U.S. shareholder.

Special rules would apply if a Fund were either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Very generally, a USRPHC is a U.S. corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USPRIs, interests in real property located outside the United States, and other assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or former USRPHC.

If a Fund were a USRPHC or would be a USRPHC but for certain exceptions, any distributions by the Fund to a Non-U.S. shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable to gains realized by the Fund on the disposition of USRPIs or to distributions received by the Fund from a lower-tier RIC or REIT that the Fund is required to treat as USRPI gain in its hands generally would be subject to U.S. federal income tax withholding. In addition, such distributions could result in the Non-U.S. shareholder being required to file a U.S. federal income tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a Non-U.S. shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the Non-U.S. shareholder’s current and past ownership of a Fund. This “look-through” USRPI treatment for distributions by a Fund, if it were either a USRPHC or would be a USRPHC but for the operation of certain exceptions, to Non-U.S. shareholders applies only to those distributions that, in turn, are attributable to distributions received by a Fund from a lower-tier REIT, unless Congress enacts legislation providing otherwise.

In addition, if a Fund were a USRPHC or former USRPHC, it could be required to withhold U.S. federal income tax on the proceeds of a share redemption by a greater-than-5% Non-U.S. shareholder, in which case such Non-U.S. shareholder generally would also be required to file a U.S. federal income tax return and pay any additional taxes due in connection with the redemption.

Whether or not a Fund is characterized as a USRPHC will depend upon the nature and mix of the Fund’s assets. The Funds do not expect to be a USRPHCs. Non-U.S. shareholders should consult their own tax advisers concerning the application of these rules to their investment in the Funds.

If a Non-U.S. shareholder has a trade or business in the United States, and the dividends from a Fund are effectively connected with the Non-U.S. shareholder’s conduct of that trade or business, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

If a Non-U.S. shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by that Non-U.S. shareholder in the United States.

44

To qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a Non-U.S. shareholder must comply with special certification and filing requirements relating to its Non-U.S. status (including, in general, furnishing an applicable IRS Form W-8). Non-U.S. shareholders should consult their own tax advisers in this regard.

A Non-U.S. shareholder may be subject to U.S. state and local tax and to the U.S. federal estate tax in addition to the U.S. federal income tax referred to above.

Backup Withholding. The Funds generally are required to backup withhold and remit to the U.S. Treasury Department a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Funds with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to properly certify to the Funds that he or she is not subject to such withholding. The backup withholding tax rate is currently 24%.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

FATCA. Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (i) income dividends paid by the Fund and (ii) in the future, possibly certain capital gain distributions and the proceeds arising from the sale of shares of a Fund paid by the Fund. FATCA withholding tax generally can be avoided: (i) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (ii) by an NFFE, if it: (a) certifies that it has no substantial U.S. persons as owners or (b) if it does have such owners, reports information relating to them. The Funds may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA, generally on an applicable IRS Form W-8.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Shares Purchased through Tax-Qualified Plans. Special tax rules apply to investments purchased through defined contribution plans and other tax-qualified plans. Shareholders should consult their own tax advisers to determine the suitability of shares of a Fund as an investment through such plans, and the precise effect of an investment on their particular tax situation.

Possible Tax Law Changes. At the time that this SAI was being prepared, various administrative and legislative changes to the U.S. federal tax laws are under consideration, but it is not possible at this time to determine whether any of these changes will take place or what the changes might entail.

The foregoing is a general and abbreviated summary of the provisions of the Code and the Treasury regulations in effect as they directly govern the taxation of the Funds and their shareholders.

These provisions are subject to change by legislative and administrative action, and any such change may be retroactive. Shareholders are urged to consult their own tax advisers regarding specific questions as to U.S. federal income, estate or gift taxes, or foreign, state, local taxes or other taxes.

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FINANCIAL STATEMENTS

The Funds are newly organized and therefore have not yet had any operations as of the date of this Prospectus and do not have financial highlights to present at this time. Financial statements and Annual Reports for a Fund will be available after the Fund has completed a fiscal period of operations. When available, you may request a copy of a Fund’s Annual or Semiannual Report at no charge by calling 1-866-5Themes (1-866-584-3637), or you may download the report at the Fund’s website at www.ThemesETFs.com.

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APPENDIX A

The Trust and the Adviser have adopted the following guidelines with respect to proxy voting responsibilities for the Funds.

THEMES ETF TRUST

PROXY VOTING POLICY AND PROCEDURES

The Themes ETF Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust offers multiple series (each a “Fund” and, collectively, the “Funds”). Consistent with its fiduciary duties and pursuant to Rule 30b1-4 under the 1940 Act (the “Proxy Rule”), the Board of Trustees of the Trust (the “Board”) has adopted this proxy voting policy on behalf of the Trust (the “Policy”) to reflect its commitment to ensure that proxies are voted in a manner consistent with the best interests of the Funds’ shareholders.

Delegation of Proxy Voting Authority to Fund Adviser

The Board believes that the investment adviser of each Fund (the “Adviser”), as the entity that selects the individual securities that comprise its Fund’s portfolio, is the most knowledgeable and best-suited to make decisions on how to vote proxies of portfolio companies held by that Fund. The Trust shall therefore defer to, and rely on, the Adviser of each Fund to make decisions on how to cast proxy votes on behalf of such Fund. The Adviser’s Proxy Voting Policies and Procedures are located in the Adviser’s Compliance Manual.

The Trust hereby designates the Adviser of each Fund as the entity responsible for exercising proxy voting authority with regard to securities held in the Fund’s investment portfolio. Consistent with its duties under this Policy, the Adviser shall monitor and review corporate transactions of corporations in which the Fund has invested, obtain all information sufficient to allow an informed vote on all proxy solicitations, ensure that all proxy votes are cast in a timely fashion, and maintain all records required to be maintained by the Fund under the Proxy Rule and the 1940 Act. The Adviser shall perform these duties in accordance with the Adviser’s proxy voting policy, a copy of which shall be presented to this Board for its review. The Adviser shall promptly provide to the Board updates to its proxy voting policy as they are adopted and implemented.

Conflict of Interest Transactions

In some instances, an Adviser may be asked to cast a proxy vote that presents a conflict between the interests of a Fund’s shareholders and those of the Adviser or an affiliated person of the Adviser. In such case, the Adviser is instructed to abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board to make a voting decision. When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast. In the event that the Board is required to vote a proxy because an Adviser has a conflict of interest with respect to the proxy, the Board will vote such proxy in accordance with the Adviser’s proxy voting policy, to the extent consistent with the shareholders’ best interests, as determined by the Board in its discretion. The Board shall notify the Adviser of its final decision on the matter and the Adviser shall vote in accordance with the Board’s decision.

Availability of Proxy Voting Policy and Records Available to Fund Shareholders

If a Fund has a website, the Fund may post a copy of its Adviser’s proxy voting policy and this Policy on such website. A copy of such policies and of each Fund’s proxy voting record shall also be made available, without charge, upon request of any shareholder of the Fund, by calling the applicable Fund’s toll-free telephone number as printed in the Fund’s prospectus. The Trust’s administrator shall reply to any Fund shareholder request within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery.

The Adviser shall provide a complete voting record, as required by the Proxy Rule, for each series of the Trust for which it acts as adviser, to the Trust’s administrator within 30 days following the end of each 12-month period ending June 30th. The Trust’s administrator will file a report based on such record on Form N-PX on an annual basis with the U.S. Securities and Exchange Commission no later than August 31st of each year.

In cases in which the client is a registered investment company under the Investment Company Act of 1940, and delegates proxy voting, Themes Management Company, LLC (“Themes”) will vote proxies pursuant to this policy.

Themes follows the proxy guidelines and uses other research services provided by Institutional Shareholder Services, Inc. (“ISS”). In providing proxy voting services to Themes, ISS provides vote recommendations on a pre-determined policy.

An investment adviser with the authority to vote client proxies must satisfy three general requirements:

●	Adopt and implement written proxy voting policies and procedures reasonably designed to ensure that adviser votes client securities proxies in the best interests of clients and address how conflicts of interest will be handled

●	Disclose its proxy voting policies and procedures to clients, furnish clients with a copy of the policies and procedures if they request it, and inform clients as to how they can obtain information from the adviser regarding the manner in which proxies on their securities were voted

●	Maintain records as evidence of compliance with these requirements Proxy voting records that must be maintained include:

-	Written policies and procedures

-	Proxy statements received for client securities

-	Records of proxy votes cast for clients’ securities, including any material supporting documentation relied upon in the process

-	Record of the disclosure to clients of the adviser’s policies and access to voting decisions, including client requests to view the adviser’s proxy policies or proxy voting record, and the adviser’s response

FORM N-PX – THE FUND

Funds must file Form N-PX with the Securities and Exchange Commission to report their proxy voting records for each twelve-month period, ending on June 30 of each year. The reports must be submitted not later than August 31 and are made publicly available. The CCO is responsible for ensuring that Themes maintains the information required to complete Form N-PX, as listed below:

●	The name of the issuer of the portfolio security;

●	The exchange ticker symbol of the portfolio security;

●	The CUSIP number for the portfolio security;

●	The shareholder meeting date;

●	A brief identification of the matter voted on;

●	Whether the matter was proposed by the issuer or by a security holder;

●	Whether the fund cast its vote on the matter;

●	How the fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

●	Whether the fund cast its vote for or against management.

Themes is responsible for providing the respective proxy voting information related to the filing of the Form N-PX and will submit the information to the Trust upon request. The Trust’s administrator will submit the Form N-PX to the SEC on behalf of the Funds.

FIRM PROCEDURES

Themes believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company.

The Investment Committee is charged with responsibility to ensure that Themes implements proxy voting policies and procedures that provide protection against conflicts of interest, adequate record-keeping and disclosures regarding the policies and procedures. It is the policy of Themes to vote client proxies in the best economic interests of the clients. Consistent with its fiduciary duty, Themes will strive to vote in a way that will cause the value of the issue to increase the most or decline the least. Themes will monitor corporate actions and consideration will be given to both the short and long-term implications of the proposal to be voted on when considering the optimal vote. Themes will further consider the opinion of management and the effect on management, and the effect on shareholder value and the issuer’s business practices.

Any general or specific proxy voting guidelines provided by an advisory client or its designated agent in writing will take the place of this policy. Clients may wish to have their proxies voted by an independent third party or other named fiduciary or agent, at the client’s cost.

Absent specific voting guidelines by a client, Themes will generally vote proxies as follows:

●	Vote all proxies from a specific issuer the same way for each client

●	Routine corporate proposals such as approval of auditors and election of directors will be voted with management. Proposals involving corporate responsibility and social/political issues will be voted on a case-by-case basis.

●	Non-routine corporate proposals (i.e., restructuring efforts, name changes, mergers & acquisitions, stock options plans etc.) will be analyzed with the goal of maximizing shareholder value, but will mostly concur with management’s vote

●	Corporate governance proposals (i.e., golden parachutes, poison pills, limitations on officer and director liabilities, cumulative voting etc.) that cause board members to become entrenched or cause unequal voting rights will be voted against

The Investment Committee is responsible to ensure that records of Themes’ proxy voting policies and practices are retained including at minimum:

●	Proxy voting policy, including third party supplemental information if applicable (if service bureau is utilized)

●	Record of proxy votes cast

●	Record of disclosure(s) made to clients/investors regarding proxy voting

●	Record of any client/investor requesting the adviser’s proxy voting policies/record and evidence that responsive information was provided

PART C

OTHER INFORMATION

Item 28. Exhibits:

(a)	Articles of Incorporation

(1)	Amended Agreement and Declaration of Trust – Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s registration statement filed on June 30, 2023 on Form N-1A.

(2)	Certificate of Trust of Themes ETF Trust – Incorporated herein by reference to the Registrant’s initial registration statement filed on May 5, 2023 on Form N-1A.

(b)	Bylaws of the Themes ETF Trust – Incorporated herein by reference to the Registrant’s initial registration statement filed on May 5, 2023 on Form N-1A.

(c)	Not applicable

(d)	Advisory Agreements

(1)	Investment Advisory Agreement between Themes ETF Trust and Themes Management Company, LLC dated November 3, 2023 – Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s registration statement filed on November 9, 2023 on Form N-1A.

(i)	Amendment No. 1 to the Investment Advisory Agreement between Themes ETF Trust and Themes Management Company, LLC dated November 3, 2023 – Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s registration statement filed on December 4, 2024 on Form N-1A.

(ii)	Amendment No. 2 to the Investment Advisory Agreement between Themes ETF Trust and Themes Management Company dated March 14, 2025 – Incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant’s registration statement filed on March 14, 2025 on Form N-1A.

(iii)	Amendment No. 3 to the Investment Advisory Agreement between Themes ETF Trust and Themes Management Company dated August 13, 2025 – Incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s registration statement filed on August 13, 2025 on Form N-1A.

(iv)	Amendment No. 4 to the Investment Advisory Agreement between Themes ETF Trust and Themes Management Company dated October 8, 2025 – Incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s registration statement filed on October 10, 2025 on Form N-1A.

(v)	Amendment No. 5 to the Investment Advisory Agreement between Themes ETF Trust and Themes Management Company dated December 15, 2025 – Incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant’s registration statement filed on December 16, 2025 on Form N-1A.

(vi)	Amendment No. 6 to the Investment Advisory Agreement between Themes ETF Trust and Themes Management Company dated January 23, 2026 – Incorporated herein by reference to Post-Effective Amendment No. 105 to the Registrant’s registration statement filed on February 4, 2026 on Form N-1A.

(e)	Distribution Agreement between Themes ETF Trust and ALPS Distributors, Inc. – Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s registration statement filed on November 9, 2023 on Form N-1A.

(f)	Not applicable

(g)	ETF Custody Agreement between Themes ETF Trust and U.S. Bank National Association – Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s registration statement filed on November 9, 2023 on Form N-1A.

(1)	First Amendment to the ETF Custody Agreement between Themes ETF Trust and U.S. Bank National Association – Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s registration statement filed on December 12, 2024 on Form N-1A.

(2)	Second Amendment to the ETF Custody Agreement between Themes ETF Trust and U.S. Bank National Association – Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s registration statement filed on December 12, 2024 on Form N-1A.

(3)	Third Amendment to the ETF Custody Agreement between Themes ETF Trust and U.S. Bank National Association – Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s registration statement filed on December 4, 2024 on Form N-1A.

(4)	Fourth Amendment to the ETF Custody Agreement between Themes ETF Trust and U.S. Bank National Association – Incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant’s registration statement filed on March 14, 2025 on Form N-1A.

(5)	Fifth Amendment to the ETF Custody Agreement between Themes ETF Trust and U.S. Bank National Association – Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s registration statement filed on March 31, 2025 on Form N-1A.

(6)	Sixth Amendment to the ETF Custody Agreement between Themes ETF Trust and U.S. Bank National Association – Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant’s registration statement filed on April 25, 2025 on Form N-1A.

(7)	Seventh Amendment to the ETF Custody Agreement between Themes ETF Trust and U.S. Bank National Association – Incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant’s registration statement filed on May 12, 2025 on Form N-1A.

(8)	Eighth Amendment to the ETF Custody Agreement between Themes ETF Trust and U.S. Bank National Association – Incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s registration statement filed on June 6, 2025 on Form N-1A.

(9)	Ninth Amendment to the ETF Custody Agreement between Themes ETF Trust and U.S. Bank National Association – Incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant’s registration statement filed on July 17, 2025 on Form N-1A.

(10)	Tenth Amendment to the ETF Custody Agreement between Themes ETF Trust and U.S. Bank National Association – Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s registration statement filed on August 7, 2025 on Form N-1A.

(11)	Eleventh Amendment to the ETF Custody Agreement between Themes ETF Trust and U.S. Bank National Association – Incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s registration statement filed on October 10, 2025 on Form N-1A.

(12)	Twelfth Amendment to the ETF Custody Agreement between Themes ETF Trust and U.S. Bank National Association – Incorporated herein by reference to Post-Effective Amendment No. 72 to the Registrant’s registration statement filed on October 31, 2025 on Form N-1A.

(13)	Thirteenth Amendment to the ETF Custody Agreement between Themes ETF Trust and U.S. Bank National Association – Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s registration statement filed on November 14, 2025 on Form N-1A.

(14)	Fourteenth Amendment to the ETF Custody Agreement between Themes ETF Trust and U.S. Bank National Association – Incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s registration statement filed on December 9, 2025 on Form N-1A.

(15)	Fifteenth Amendment to the ETF Custody Agreement between Themes ETF Trust and U.S. Bank National Association – Incorporated herein by reference to Post-Effective Amendment No. 91 to the Registrant’s registration statement filed on January 9, 2026 on Form N-1A.

(16)	Sixteenth Amendment to the ETF Custody Agreement between Themes ETF Trust and U.S. Bank National Association – Incorporated herein by reference to Post-Effective Amendment No. 105 to the Registrant’s registration statement filed on February 4, 2026 on Form N-1A.

(h)	Other Material Contracts.

(1)	Transfer Agent Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s registration statement filed on November 9, 2023 on Form N-1A.

(i)	First Amendment to the Transfer Agent Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s registration statement filed on December 12, 2024 on Form N-1A.

(ii)	Second Amendment to the Transfer Agent Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s registration statement filed on December 12, 2024 on Form N-1A.

(iii)	Third Amendment to the Transfer Agent Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s registration statement filed on December 4, 2024 on Form N-1A.

(iv)	Fourth Amendment to the Transfer Agent Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant’s registration statement filed on March 14, 2025 on Form N-1A.

(v)

Fifth Amendment to the Transfer Agent Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s registration statement filed on March 31, 2025 on Form N-1A.

(vi)	Sixth Amendment to the Transfer Agent Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant’s registration statement filed on April 25, 2025 on Form N-1A.

(vii)	Seventh Amendment to the Transfer Agent Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant’s registration statement filed on May 12, 2025 on Form N-1A.

(viii)	Eighth Amendment to the Transfer Agent Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s registration statement filed on June 6, 2025 on Form N-1A.

(ix)	Ninth Amendment to the Transfer Agent Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant’s registration statement filed on July 17, 2025 on Form N-1A.

(x)	Tenth Amendment to the Transfer Agent Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s registration statement filed on August 7, 2025 on Form N-1A.

(xi)	Eleventh Amendment to the Transfer Agent Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s registration statement filed on October 10, 2025 on Form N-1A.

(xii)	Twelfth Amendment to the Transfer Agent Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 72 to the Registrant’s registration statement filed on October 31, 2025 on Form N-1A.

(xiii)	Thirteenth Amendment to the Transfer Agent Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s registration statement filed on November 14, 2025 on Form N-1A.

(xiv)	Fourteenth Amendment to the Transfer Agent Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s registration statement filed on December 9, 2025 on Form N-1A.

(xv)	Fifteenth Amendment to the Transfer Agent Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 91 to the Registrant’s registration statement filed on January 9, 2026 on Form N-1A.

(xvi)	Sixteenth Amendment to the Transfer Agent Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 105 to the Registrant’s registration statement filed on February 4, 2026 on Form N-1A.

(2)	Fund Administration Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s registration statement filed on November 9, 2023 on Form N-1A.

(i)	First Amendment to the Fund Administration Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s registration statement filed on December 12, 2024 on Form N-1A.

(ii)	Second Amendment to the Fund Administration Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s registration statement filed on December 12, 2024 on Form N-1A.

(iii)	Third Amendment to the Fund Administration Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s registration statement filed on December 4, 2024 on Form N-1A.

(iv)	Fourth Amendment to the Fund Administration Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant’s registration statement filed on March 14, 2025 on Form N-1A.

(v)

Fifth Amendment to the Fund Administration Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s registration statement filed on March 31, 2025 on Form N-1A.

(vi)	Sixth Amendment to the Fund Administration Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant’s registration statement filed on April 25, 2025 on Form N-1A.

(vii)	Seventh Amendment to the Fund Administration Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant’s registration statement filed on May 12, 2025 on Form N-1A.

(viii)	Eighth Amendment to the Fund Administration Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s registration statement filed on June 6, 2025 on Form N-1A.

(ix)	Ninth Amendment to the Fund Administration Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant’s registration statement filed on July 17, 2025 on Form N-1A.

(x)	Tenth Amendment to the Fund Administration Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s registration statement filed on August 7, 2025 on Form N-1A.

(xi)	Eleventh Amendment to the Fund Administration Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s registration statement filed on October 10, 2025 on Form N-1A.

(xii)	Twelfth Amendment to the Fund Administration Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 72 to the Registrant’s registration statement filed on October 31, 2025 on Form N-1A.

(xiii)	Thirteenth Amendment to the Fund Administration Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s registration statement filed on November 14, 2025 on Form N-1A.

(xiv)	Fourteenth Amendment to the Fund Administration Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s registration statement filed on December 9, 2025 on Form N-1A.

(xv)	Fifteenth Amendment to the Fund Administration Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 91 to the Registrant’s registration statement filed on January 9, 2026 on Form N-1A.

(xvi)	Sixteenth Amendment to the Fund Administration Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 105 to the Registrant’s registration statement filed on February 4, 2026 on Form N-1A.

(3)	ETF Fund Accounting Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s registration statement filed on November 9, 2023 on Form N-1A.

(i)	First Amendment to the ETF Fund Accounting Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s registration statement filed on December 12, 2024 on Form N-1A.

(ii)	Second Amendment to the ETF Fund Accounting Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s registration statement filed on December 12, 2024 on Form N-1A.

(iii)	Third Amendment to the ETF Fund Accounting Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s registration statement filed on December 4, 2024 on Form N-1A.

(iv)	Fourth Amendment to the ETF Fund Accounting Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant’s registration statement filed on March 14, 2025 on Form N-1A.

(v)

Fifth Amendment to the ETF Fund Accounting Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s registration statement filed on March 31, 2025 on Form N-1A.

(vi)	Sixth Amendment to the ETF Fund Accounting Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant’s registration statement filed on April 25, 2025 on Form N-1A.

(vii)	Seventh Amendment to the ETF Fund Accounting Agreement Servicing between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant’s registration statement filed on May 12, 2025 on Form N-1A.

(viii)	Eighth Amendment to the ETF Fund Accounting Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s registration statement filed on June 6, 2025 on Form N-1A.

(ix)	Ninth Amendment to the ETF Fund Accounting Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant’s registration statement filed on July 17, 2025 on Form N-1A.

(x)	Tenth Amendment to the ETF Fund Accounting Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s registration statement filed on August 7, 2025 on Form N-1A.

(xi)	Eleventh Amendment to the ETF Fund Accounting Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s registration statement filed on October 10, 2025 on Form N-1A.

(xii)	Twelfth Amendment to the ETF Fund Accounting Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 72 to the Registrant’s registration statement filed on October 31, 2025 on Form N-1A.

(xiii)	Thirteenth Amendment to the ETF Fund Accounting Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s registration statement filed on November 14, 2025 on Form N-1A.

(xiv)	Fourteenth Amendment to the ETF Fund Accounting Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 80 to the Registrant’s registration statement filed on December 9, 2025 on Form N-1A.

(xv)	Fifteenth Amendment to the ETF Fund Accounting Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 91 to the Registrant’s registration statement filed on January 9, 2026 on Form N-1A.

(xvi)	Sixteenth Amendment to the ETF Fund Accounting Servicing Agreement between Themes ETF Trust and U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services – Incorporated herein by reference to Post-Effective Amendment No. 105 to the Registrant’s registration statement filed on February 4, 2026 on Form N-1A.

(4)	Index License Agreement between Themes Management Company, LLC and Solactive AG – Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s registration statement filed on November 9, 2023 on Form N-1A.

(5)	Master Index License Agreement between Themes Management Company, LLC and STOXX Ltd. – Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s registration statement filed on November 9, 2023 on Form N-1A.

(i)	Not applicable.

(j)	Not applicable.

(k)	Not applicable.

(l)	Initial Capital Agreement – Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s registration statement filed on November 9, 2023 on Form N-1A.

(m)	Rule 12b-1 Plan – Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s registration statement filed on November 9, 2023 on Form N-1A.

(n)	Not applicable.

(o)	Reserved.

(p)	Code of Ethics

(1)	Code of Ethics of Themes ETF Trust – Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s registration statement filed on November 9, 2023 on Form N-1A.

(2)	Code of Ethics of Themes Management Company, LLC. – Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s registration statement filed on November 9, 2023 on Form N-1A.

(q)	Other

(1)	Powers of Attorney – Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s registration statement filed on November 9, 2023 on Form N-1A.

Item 29. Persons Controlled By or Under Common Control with the Registrant:

None.

Item 30. Indemnification:

Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant’s Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

The Declaration of Trust provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the DSTA, these Agents (as defined in the Declaration of Trust) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party or is threatened to be made a party to any Proceeding (as defined in the Declaration of Trust) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration of Trust), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Registrant may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

This Item incorporates by reference the investment adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the SEC, as listed below. The Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov. Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each officer and director of the investment adviser is included in Form ADV is incorporated herein by reference. The investment adviser’s SEC registration number is 801-128358.

Item 32. Principal Underwriters

(1)	ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies:

1290 Funds

1WS Credit Income Fund

Aberdeen Income Credit Strategies Fund

abrdn ETFs

abrdn Funds

abrdn Global Dynamic Dividend Fund

abrdn Global Premier Properties Fund

abrdn Income Credit Strategies Fund

Accordant ODCE Index Fund

Alpha Alternative Assets Fund

ALPS Series Trust

Alternative Credit Income Fund

Apollo Diversified Credit Fund

Apollo Diversified Real Estate Fund

AQR Funds

Arrowmark Financial Corp.

Axonic Alternative Income Fund

Axonic Funds

BBH Trust

Bluerock High Income Institutional Credit Fund

Bluerock Total Income+ Real Estate Fund

Bridge Builder Trust

Cambria ETF Trust

CION Ares Diversified Credit Fund

CION Grosvenor Infrastructure Fund

Columbia ETF Trust

Columbia ETF Trust I

Columbia ETF Trust II

Columbia Seligman Premium Technology Growth Fund, Inc.

CRM Mutual Fund Trust

DBX ETF Trust

Diameter Dynamic Credit Fund

Eagle Point Defensive Income Trust

Eagle Point Enhanced Income Trust

EA Series Trust (Cambria Series)

ETF Series Solutions (Vident Series)

Financial Investors Trust

Firsthand Funds

FS Credit Income Fund

FS Credit Opportunities Corp.

FS MVP Private Markets Fund

Gemcorp Commodities Alternative Products Fund

Goehring & Rozencwajg Investment Funds

Goldman Sachs ETF Trust

Goldman Sachs ETF Trust II

Graniteshares ETF Trust

Hartford Funds Exchange-Traded Trust

Heartland Group, Inc.

Investment Managers Series Trust II (AXS-Advised Funds)

Investment Managers Series Trust II (Alternative Access-Advised Fund)

Janus Detroit Street Trust

Lattice Strategies Trust

Litman Gregory Funds Trust

Longleaf Partners Funds Trust

Manager Directed Portfolios (Spyglass Growth Fund)

Meridian Fund, Inc.

Natixis ETF Trust

Natixis ETF Trust II

New York Life Investments Active ETF Trust

New York Life Investments ETF Trust

Opportunistic Credit Interval Fund

PRIMECAP Odyssey Funds

Principal Exchange-Traded Funds

RiverNorth Funds

RiverNorth Opportunities Fund, Inc.

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

RiverNorth Opportunistic Municipal Income Fund, Inc.

RiverNorth Managed Duration Municipal Income Fund, Inc.

RiverNorth Flexible Municipal Income Fund, Inc.

RiverNorth Capital and Income Fund, Inc.

RiverNorth Flexible Municipal Income Fund II, Inc.

RiverNorth Managed Duration Municipal Income Fund II, Inc.

SPDR Dow Jones Industrial Average ETF Trust

SPDR S&P 500 ETF Trust

SPDR S&P MidCap 400 ETF Trust

Sphinx Opportunity Fund II

Sprott Funds Trust

The Arbitrage Funds

Themes ETF Trust

Tidal Trust II (Cambria Series)

Thornburg ETF Trust

Thrivent ETF Trust

Trust for Professional Managers (PT Asset Management Series)

USCF ETF Trust

USVC Venture Capital Access Fund

Valkyrie ETF Trust II

Wasatch Funds

Wilmington Funds

X-Square Balanced Fund

X-Square Series Trust

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Stephen J. Kyllo	President, Chief Operating Officer, Director, Chief Compliance Officer	None
Brian Schell **	Vice President & Treasurer	None
Eric Parsons	Vice President, Controller and Assistant Treasurer	None
Jason White***	Secretary	None
Richard C. Noyes	Senior Vice President, General Counsel, Assistant Secretary	None
Eric Theroff^	Assistant Secretary	None
Adam Girard^^	Tax Officer	None
Liza Price	Vice President, Managing Counsel	None
Jed Stahl	Vice President, Managing Counsel	None
James Stegall	Vice President	None
Hilary Quinn	Vice President	None

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1000, Denver, Colorado 80203.
**	The principal business address for Mr. Schell is 100 South Wacker Drive, 19th Floor, Chicago, IL 60606.
***	The principal business address for Mr. White is 4 Times Square, New York, NY 10036.
^	The principal business address for Mr. Theroff is 1055 Broadway Boulevard, Kansas City, MO 64105.
^^	The principal business address for Mr. Girard is 80 Lamberton Road, Windsor, CT 06095.

Item 33. Location of Accounts and Records

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained at the offices of:

Records Relating to:	Are located at:
Registrant’s Transfer Agent, Fund Administrator and Fund Accountant	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank National Association 1555 North Rivercenter Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Investment Adviser	Themes Management Company, LLC 34 East Putnam Avenue, Suite 112 Greenwich, Connecticut 06830
Registrant’s Distributor	ALPS Distributors, Inc. 1290 Broadway, Suite 1000 Denver, Colorado 80203

Item 34. Management Services:

None.

Item 35. Undertakings:

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Greenwich and State of Connecticut on the 26th day of March, 2026.

THEMES ETF TRUST

By:	/s/ Jose C. Gonzalez
Jose C. Gonzalez
Trustee and President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Jose C. Gonzalez	Trustee and President	March 26, 2026
Jose C. Gonzalez	(Principal Executive Officer)

/s/ Dobromir Kamburov	Treasurer	March 26, 2026
Dobromir Kamburov	(Principal Financial Officer and Principal Accounting Officer)

Sanjay R. Bharwani*	Trustee	March 26, 2026
Sanjay R. Bharwani

Neil Fleming*	Trustee	March 26, 2026
Neil Fleming

Tracy N. Packwood*	Trustee	March 26, 2026
Tracy N. Packwood

*By:	/s/ Jose C. Gonzalez
Jose C. Gonzalez
Attorney-In-Fact pursuant to powers of attorney filed with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on November 9, 2023